As filed electronically with the Securities and Exchange Commission on February 14, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No.  33-507
                 -------
Pre-Effective Amendment No.
                                  -------

Post-Effective Amendment No.         48
                                  -------

                                                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4419
    --------

Amendment No.       49
                 -------


                        (Check appropriate box or boxes.)

                      AEGON/Transamerica Series Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

     John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
                    (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)

[ ]      (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a) (1)

[ ]      on (date) pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)


[X]     on April 30, 2002 pursuant to paragraph (a) (2) of Rule 485.



If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       PROSPECTUS

                                               AEGON/TRANSAMERICA
                                                SERIES FUND, INC.

                                                      May 1, 2002

                          LOGO TO COME

   AS WITH ALL FUND PROSPECTUSES, THE SECURITIES AND EXCHANGE
                           COMMISSION
       HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
          PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents


------------------------------------------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about each portfolio you               i    Overview
should know before investing                            INDIVIDUAL PORTFOLIO DESCRIPTIONS
                                                AB-1    AEGON Bond
                                               AAA-1    Aggressive Asset Allocation
                                               AAG-1    Alger Aggressive Growth
                                              ACGI-1    American Century Income & Growth
                                               ACI-1    American Century International
                                             BRGST-1    BlackRock Global Science & Technology
                                             BRLCV-1    BlackRock Large Cap Value
                                             BRMCG-1    BlackRock Mid Cap Growth
                                              CRES-1    Clarion Real Estate Securities
                                               CAA-1    Conservative Asset Allocation
                                               DMC-1    Dreyfus Mid Cap
                                               FGI-1    Federated Growth & Income
                                               GGG-1    Gabelli Global Growth
                                             GEUSE-1    GE U.S. Equity
                                               GSG-1    Goldman Sachs Growth
                                               GCA-1    Great Companies -- America(SM)
                                               GCF-1    Great Companies -- Future(SM)
                                               GCG-1    Great Companies -- Global(2)
                                                JB-1    Janus Balanced
                                               JGL-1    Janus Global
                                               JGR-1    Janus Growth
                                            LKCMCG-1    LKCM Capital Growth
                                               STR-1    LKCM Strategic Total Return
                                               MAA-1    Moderate Asset Allocation
                                              MAAA-1    Moderately Aggressive Asset Allocation
                                                MN-1    Munder Net50
                                           PBHGMCG-1    PBHG Mid Cap Growth
                                           PBHGNWQ-1    PBHG/NWQ Large Cap Value Select
                                             PIMCO-1    PIMCO Total Return
                                               SAC-1    Salomon All Cap
                                             TRPDG-1    T. Rowe Price Dividend Growth
                                             TRPSC-1    T. Rowe Price Small Cap
                                               TAV-1    Third Avenue Value
                                               TCS-1    Transamerica Convertible Securities
                                                TG-1    Transamerica Growth
                                               TMM-1    Transamerica Money Market
                                               TSC-1    Transamerica Small Company
                                               TVB-1    Transamerica Value Balanced
                                              VLAG-1    Value Line Aggressive Growth
                                              VKEG-1    Van Kampen Emerging Growth
[additional information to come]

------------------------------------------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
Additional information for you                     1    Management
regarding AEGON/Transamerica                       2    Explanation of Strategies and Risks
Series Fund, Inc. portfolios.                      3    Performance Information
                                                   4    Similar Sub-Adviser Performance
                                                   5    Other Information

------------------------------------------------------- FOR MORE INFORMATION
Where to learn more                                     Back Cover
about each portfolio.

Investor Information
[GLOBE ICON]
OVERVIEW
--------------------------

AEGON/Transamerica Series Fund, Inc. (Fund) currently offers forty-one separate series or investment portfolios. This prospectus includes the portfolios that are available under the policy or annuity contract that you have chosen. The Fund is an open-end management investment company, more commonly known as a mutual fund.

Shares of these portfolios are intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, to fund the benefits under certain individual flexible premium variable life insurance policies, and individual and group variable annuity contracts.

INVESTMENT CONSIDERATIONS

- Each portfolio has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

- No single portfolio can be a complete investment program; consider diversifying your portfolio choices.

- You should evaluate each portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which portfolios are right for you.

RISKS

- There can be no assurance that any portfolio will achieve its investment goal.

- Because you could lose money by investing in a portfolio, take the time to read each portfolio description and consider all risks before investing.

- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Portfolio shares involve investment risks, including the possible loss of principal.

More detailed information about each portfolio, its investment policies, and its particular risks can be found in the AEGON/Transamerica Series Fund, Inc.'s Statement of Additional Information (SAI).

TO HELP YOU UNDERSTAND . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

       The target directs you to a portfolio's goal or objective.
[BULLSEYE]

       The chess piece indicates discussion about a portfolio's strategies. [CHESS PIECE]

       The stoplight indicates the risks of investing in a portfolio.
[STOP LIGHT]

[GRAPH]The graph indicates investment performance.

       The question mark provides information about how a similar fund managed by a portfolio's sub-adviser has performed.
[QUESTION]

       The briefcase provides information about Fund management.
[BRIEF CASE]

       The money sign provides financial information about your portfolio. [DOLLAR SYMBOL]

PLEASE NOTE: THE NAMES, INVESTMENT OBJECTIVES, AND POLICIES OF CERTAIN PORTFOLIOS ARE SIMILAR TO THE NAMES, INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS THAT ARE MANAGED BY THE SAME SUB-ADVISER. THE INVESTMENT RESULTS OF THE FUND'S PORTFOLIO MAY BE HIGHER OR LOWER THAN THE RESULTS OF THESE PORTFOLIOS. THERE IS NO ASSURANCE, AND NO REPRESENTATION MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUND'S PORTFOLIOS WILL BE COMPARABLE TO ANY OTHER PORTFOLIO.

---------------------
The portfolio may be appropriate for the investor who seeks current income with preservation of capital, and who can tolerate the fluctuation in principal associated with changes in interest rates.


AEGON Bond

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks the highest possible current income within the confines of the primary goal of ensuring the protection of capital.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, One Group seeks to achieve the portfolio's objective by investing principally in:


 - U.S. government securities obligations, including Treasury and Agency Securities

 - Medium to high-quality corporate bonds


To a lesser extent it may invest in:


 - Mortgage-backed securities, including pass-through and Collateralized Mortgage Obligations (CMOs)

 - Asset-backed securities

 - U.S. dollar-denominated foreign bonds

 - Short-term securities, including agency discount notes and commercial paper


The sub-adviser takes an approach in the daily management of the portfolio that it considers to be conservative, striving to participate in the bond market's advances while preserving capital on the downside.



The sub-adviser uses its Core Fixed-Income Strategy through which it draws from all of its organizational resources. AIMI utilizes a disciplined process to gather information on key factors for evaluation of the market environment.



               The Sub-Adviser then sets policy directives that reflect its interest rate outlook and expectations for the relative performance of the major bond market sectors.



               The Sub-Adviser then selects securities that are considered by it [STOPLITE ICON]to be most appropriate based on AIMI's findings.


PRIMARY RISKS

---------------------------------


FIXED-INCOME SECURITIES


The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

 - changes in interest rates

 - length of time to maturity

 - issuers defaulting on their obligations to pay interest or return principal

HIGH-YIELD/HIGH-RISK FIXED-INCOME SECURITIES

- credit risk

- greater sensitivity to interest rate movements

- greater vulnerability to economic changes

- decline in market value in event of default

- less liquidity

CREDIT RISK

The price of a bond is affected by the issuer's or counterparty's credit quality. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment grade debt securities may have speculative characteristics. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

MORTGAGE AND OTHER ASSET-BACKED SECURITIES

Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be


                                      ATSF




                                AB- 1 AEGON Bond
forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)


                              [PERFORMANCE GRAPH]


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter
                        Lowest:          %       Quarter

                          AVERAGE ANNUAL TOTAL RETURNS
                  (For Calendar Year ended December 31, 2001)


                                                   10 YEARS
                                                     SINCE
                                                   INCEPTION
                           1 YEAR    5 YEARS        (DATE)
                          --------   --------   ---------------
[Portfolio Name]
(Benchmark)


[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



SUB-ADVISER: A One Group



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.45%.



PORTFOLIO MANAGERS:



[to come]



                                      ATSF




                                AB- 2 AEGON Bond

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------
                                                      2001        2000        1999        1998        1997
                                                    --------    --------    --------    --------    --------
Net asset value, beginning of year                              $  10.61    $  11.59    $  11.14    $  10.71
                                                    --------    --------    --------    --------    --------
  Income from operations:
    Net investment income (loss)                                    0.67        0.64        0.64        0.65
    Net realized and unrealized gain (loss)
      on investments                                                0.48       (0.97)       0.40        0.32
                                                    --------    --------    --------    --------    --------
    Net income (loss) from operations                               1.15       (0.33)       1.04        0.97
                                                    --------    --------    --------    --------    --------
  Distributions:
    Dividends from net investment income                           (0.62)      (0.65)      (0.59)      (0.54)
    Dividends in excess of net investment income                    0.00        0.00        0.00        0.00
    Distributions from net realized gains on
      investments                                                   0.00        0.00        0.00        0.00
    Distributions in excess of net realized gains
      on investments                                                0.00        0.00        0.00        0.00
                                                    --------    --------    --------    --------    --------
      Total distributions                                          (0.62)      (0.65)      (0.59)      (0.54)
                                                    --------    --------    --------    --------    --------
Net asset value, end of year                                    $  11.14    $  10.61    $  11.59    $  11.14
                                                    ========    ========    ========    ========    ========
Total return                                                       10.89%      (2.94)%      9.32%       9.16%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                    $142,027    $153,885    $170,744    $129,654
    Ratio of expenses to average net assets                         0.53%       0.53%       0.54%       0.64%
    Ratio of net investment income (loss) to
      average net assets                                            6.06%       5.67%       5.54%       5.90%
    Portfolio turnover rate                                        45.26%      26.40%      51.60%     213.03%



                                      ATSF




                                AB- 3 AEGON Bond

---------------------
This portfolio may be appropriate for the investor who .
[to come]

Aggressive Asset Allocation
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks capital appreciation and current income.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's adviser, AEGON Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying ATSF portfolios based on the portfolio's investment objective. Morningstar will serve as a consultant to ATFA in the portfolio's management and asset allocations.

In seeking the portfolio's investment objective, ATFA's investment strategies include:

 - Allocate 100% of the portfolio's among underlying ATSF portfolios based on the investment objective.

 - Adjusting the allocations to favor investments in those ATSF portfolios that ATFA believes will provide the most favorable outlook for achieving the portfolio's investment objective.


                                      ATSF




                       AAA- 1 Aggressive Asset Allocation

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following primary investment risks:


UNDERLYING PORTFOLIOS


The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject, indirectly, to all the risks associated with its underlying portfolios. These risks include the following:


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may results from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


INTEREST RATE CHANGES


Interest rates increases can cause the price of a debt security to decrease.


FOREIGN SECURITIES


Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


ISSUER SPECIFIC CHANGES


The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.


PREPAYMENT


The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
     %.



PORTFOLIO MANAGER: An investment team manages this portfolio.


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.


                                      ATSF




                       AAA- 2 Aggressive Asset Allocation

---------------------
This portfolio may be appropriate for the investor who seeks capital growth aggressively, and can tolerate wide swings in the value of his investment.
---------------------
When a portfolio manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.

Alger Aggressive Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------

The portfolio's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the portfolio's objective by investing principally in:


 - Equity securities such as common or preferred stocks



 - Convertible securities (convertible securities are securities which can be exchanged or converted into common stock of such companies)


To a lesser extent, the sub-adviser may invest portfolio assets in:


 - U.S. dollar denominated securities of foreign issuers (American Depositary Receipts (ADRs))



 - Money market instruments



 - Repurchase agreements


Under normal market conditions, the portfolio invests at least 85% of its assets in common stocks. The portfolio invests in companies of any size that the portfolio managers consider to be rapid growing. A research oriented, "bottom-up" approach to security selection is emphasized.

The portfolio may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder returns.


                                      ATSF




                         AAG- 1 Alger Aggressive Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


INVESTING AGGRESSIVELY



- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



- Rights, options and futures contracts may not be exercised and may expire worthless.



- Warrants and rights may be less liquid than stocks.



- User of futures and other derivatives may make the portfolio more volatile.



CONVERTIBLES


As with all-debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.


LEVERAGING


Leveraging by a portfolio involves special risks:

 - Leveraging practices may make a portfolio more volatile.



 - Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio's securities.



 - Money borrowed for leveraging is subject to interest costs.



 - Minimum average balances may need to be maintained or a line of credit in connection with borrowing may be necessary resulting in an increase in the cost of borrowing over the stated interest rate.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)


                              [PERFORMANCE GRAPH]

The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS
                  (For Calendar Year ended December 31, 2001)


                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)



                                      ATSF




                         AAG- 2 Alger Aggressive Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers")


SUB-ADVISER: Alger Management, Inc.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.



PORTFOLIO MANAGER: Fred Alger and David Hyuen serve as co-portfolio managers. Mr. Alger is responsible for the investment decisions and Mr. Hyuen for day-to-day operations.


[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
Alger Aggressive       The Alger Fund Capital     Class A          $
  Growth                 Appreciation Portfolio     (12/31/96)
                         Class A Shares(1)




                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
Alger Aggressive       The Alger Fund Capital     Class A          $
  Growth                 Appreciation Portfolio     (12/31/96)
                         Class A Shares(2)




(1)Total returns are for Class A shares of The Alger Fund Capital Appreciation and reflect a deduction of a 4.75% front end sales load. The portfolio also offers Class B and Class C shares with different sales loads. Calculating total return with those sales loads may have resulted in lower total returns. The inception dates for Class A, B and C shares are 12/31/96, 11/1/93 and 8/1/97, respectively.


(2)The portfolio offers Class B and Class C shares as well. Returns for those classes may differ from those of Class A due to differing fee structures.


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                         AAG- 3 Alger Aggressive Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------
                                                    2001        2000         1999         1998        1997
                                                  --------    --------    ----------    --------    --------
Net asset value, beginning of year                            $  33.28    $    22.44    $  16.04    $  14.18
                                                  --------    --------    ----------    --------    --------
  Income from operations:
    Net investment income (loss)                                 (0.09)        (0.15)      (0.04)      (0.01)
    Net realized and unrealized gain (loss) on
      investments                                               (10.03)        14.95        7.68        3.44
                                                  --------    --------    ----------    --------    --------
    Net income (loss) from operations                           (10.12)        14.80        7.64        3.43
                                                  --------    --------    ----------    --------    --------
  Distributions:
    Dividends from net investment income                         (0.32)        (0.16)       0.00        0.00
    Dividends in excess of net investment income                 (0.10)        (1.38)      (0.05)      (0.42)
    Distributions from net realized gains on
      investments                                                (2.82)        (2.42)      (1.19)      (1.15)
    Distributions in excess of net realized
      gains on investments                                       (0.36)         0.00        0.00        0.00
                                                  --------    --------    ----------    --------    --------
      Total distributions                                        (3.60)        (3.96)      (1.24)      (1.57)
                                                  --------    --------    ----------    --------    --------
Net asset value, end of year                                  $  19.56    $    33.28    $  22.44    $  16.04
                                                  ========    ========    ==========    ========    ========
Total return                                                    (31.33)%       69.02%      48.69%      24.25%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                  $907,696    $1,117,511    $574,164    $336,166
    Ratio of expenses to average net assets                       0.86%         0.89%       0.91%       0.96%
    Ratio of net investment income (loss) to
      average net assets                                         (0.31)%       (0.56)%     (0.21)%     (0.06)%
    Portfolio turnover rate                                     122.70%       101.71%     117.44%     136.18%


                                      ATSF




                         AAG- 4 Alger Aggressive Growth

---------------------

This portfolio may be appropriate for the investor who seeks long-term capital growth.



American Century Income & Growth

[BULLSEYE ICON]
OBJECTIVE
---------------------------


This portfolio seeks dividend growth, current income and capital appreciation by investing in common stock.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The portfolio's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:


 - Common stocks

The portfolio's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the portfolio manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by their market capitalization), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of company's earnings and changes in its earnings estimates.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer model to build a portfolio of stocks for the ranking described earlier that it believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, without taking on significant additional risk.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, it intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of instruments. For example, the manager cannot leverage the portfolio's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.


                                      ATSF


                    ACGI- 1 American Century Income & Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


FOREIGN STOCKS


Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


QUANTITATIVE MODELS


Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.


                                      ATSF


                    ACGI- 2 American Century Income & Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)

SUB-ADVISER: American Century Investment Management, Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets


PORTFOLIO MANAGERS:


American Century uses a team of portfolio managers and analysts to manage this portfolio. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the portfolio as they see fit, guided by the portfolio's investment objective and strategy.

The portfolio managers on the investment team are:

JOHN SCHNIEDWIND, CFA, Senior Vice President, Senior Portfolio Manager and Group Leader -- Quantitative Equity, has been a member of the team since the portfolio's inception. He joined American Century in 1982 and also supervises other portfolio management teams.

KURT BORGWARDT, CFA, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since inception.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
American Century                                               $
  Income & Growth




                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
American Century                                               $
  Income & Growth



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF


                    ACGI- 3 American Century Income & Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

The financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                                                 FOR YEAR ENDED DECEMBER 31,
                                                              ----------------------------------
                                                                2001        2000         1999
                                                              --------    --------    ----------
Net asset value, beginning of year
Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on investments
    Net income (loss) from operations
Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on investments
    Distributions in excess of net realized gains on
     investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to average net
     assets
    Portfolio turnover rate



                                      ATSF


                    ACGI- 4 American Century Income & Growth

---------------------
This portfolio may be appropriate for the investor who seeks .
---------------------
When a portfolio manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.

American Century International
[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks capital growth.

[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------

The portfolio's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

 - stocks of growing foreign companies

The portfolio manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the portfolio manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the fund. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the portfolio manager to select or decide to continue to hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the portfolio manager believes that it is important to diversify the portfolio's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the fund essentially fully invested in stocks regardless of the movement of stock prices. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the portfolio's cash assets remain liquid by performing more like stocks. The portfolio has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the manager cannot leverage the portfolio's assets by investing in a derivative security. A complete description of the derivatives policy is included in the SAI.


                                      ATSF




                     ACI- 1 American Century International

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.


Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


FOREIGN STOCKS



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



CURRENCY RISK


This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a portfolio's investments. Portfolios with foreign investments are subject to this risk.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.


                                      ATSF




                     ACI- 2 American Century International

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)


SUB-ADVISER: American Century Investment Management, Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets.

PORTFOLIO MANAGERS:

American Century uses a team of portfolio managers and analysts to manage this portfolio. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the portfolio as they see fit, guided by the portfolio's investment objective and strategy.


THE LEAD PORTFOLIO MANAGER ON THE INVESTMENT TEAM IS:

HENRIK STRABO, Chief Investment Officer -- International Equities, has been a member of the team since the portfolio's inception. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
American Century                                               $
  International



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
American Century                                               $
  International


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                     ACI- 3 American Century International

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate



                                      ATSF




                     ACI- 4 American Century International

---------------------

This portfolio may be appropriate for the investor who is willing to accept the higher risk of investing in technology company securities.


BlackRock Global Science & Technology
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term capital appreciation.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:


 - Equity securities of U.S. and foreign companies


In seeking to achieve the portfolio's investment objective, the portfolio manager selects equity securities of companies that, in the team's opinion, have a rapid and substantial growth potential from the development, advancement and use of science and/or technology. The portfolio manager uses the investment process described below to select companies for the portfolio. Some of the industries that are likely to be represented in the portfolio's holdings include: network storage components, digital media infrastructure, peripherals and intelligent systems, broadband infrastructure and optical networks.


The portfolio normally invests at least 80% of its total assets in equity securities issued by these companies.



The portfolio invests in U.S. and foreign companies (including companies located in emerging market countries) that, in the portfolio manager's opinion, are expected to offer the best opportunities for growth and high investment returns. The manager screens for "growth" stocks from the universe of companies with market capitalizations greater than $25 million. The manager then screens for companies in the science and technology sectors with earnings growth potential of 20% or higher. Of these companies, generally only the top 35% with respect to earnings growth potential will be considered appropriate investments. Once these candidates have been identified, the manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


To reduce portfolio risk, the sub-adviser will diversify by investing in at least three countries, one of which may be the U.S. The portfolio generally will sell a stock when, in the portfolio manager's opinion, there is deterioration in the company's fundamentals, the company fails to meet performance expectations, or the stock's relative price momentum declines meaningfully.


While the portfolio principally invests in common stock, it may also invest in preferred stock and securities convertible into common and preferred stock; Rule 144 securities and IPO's; options or futures; forward foreign currency exchange contracts; and small-cap companies.


The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

                                      ATSF
                 BRGST- 1 BlackRock Global Science & Technology

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The primary risks of investing in this portfolio include:


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


SCIENCE AND TECHNOLOGY STOCKS



Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.



EMERGING MARKETS RISK


Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                 BRGST- 2 BlackRock Global Science & Technology

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)



SUB-ADVISER: BlackRock Advisors, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.90%



PORTFOLIO MANAGERS:


The portfolio is managed by a team of investment professionals. The team includes the following individuals who have day-to-day responsibility:

WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as an investment manager for PNC Bank from 1986 to 1995. He has co-managed the portfolio since its inception.


THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed this portfolio since its inception.


MICHAEL CAREY has been a vice president with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the portfolio since its inception. JEAN M. ROSENBAUM, vice president since 2000, has been an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                 BRGST- 3 BlackRock Global Science & Technology

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate


                                      ATSF
                 BRGST- 4 BlackRock Global Science & Technology

---------------------

This portfolio may be appropriate for the investor who seeks long term capital appreciation.



BlackRock Large Cap Value

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks long-term capital appreciation and current income as a secondary objective.

[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------

The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:

 - U.S. large capitalization value stocks

Large-capitalization companies are defined as those with a market capitalization in excess of $10 billion.


The portfolio normally invests at least 80% of its total assets in the equity securities of these companies.


The portfolio manager seeks large capitalization stocks which, in his opinion, are worth more than is indicated by current market price. The portfolio manager initially screens for "value" stocks from the universe of companies with market capitalization above $1 billion, emphasizing those companies with market capitalization over $10 billion. Once these companies have been identified, the portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.

The portfolio may also invest in preferred stock and securities convertible into common stock and preferred stock; and options or futures. Please see the SAI for a complete description of these investments.

The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.


                                      ATSF




                       BRLCV- 1 BlackRock Large Cap Value

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.


                                      ATSF




                       BRLCV- 2 BlackRock Large Cap Value

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)

SUB-ADVISER: BlackRock Advisors, Inc.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%


PORTFOLIO MANAGERS:

The portfolio is managed by a team of investment professionals.

CHRIS R. KAUFMAN, a managing director with BlackRock, leads the large cap value equity team. He is the lead portfolio manager for all large cap value portfolios. Prior to joining BlackRock in 2000, Mr. Kaufman was a senior vice president and portfolio manager at Retirement System Investor Inc. since July 1, 1995, and Director of Research since 1997.

WADE WESCOTT, vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997.
JOHN CHAMBERS, vice president and investment manager at BlackRock since August 2000. Prior to joining BlackRock, Mr. Chambers was an equity analyst covering technology stocks for the large cap growth and value products at Retirement System Investors Inc., prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000.

GEMMA IVOL, vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995.

[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                      ATSF




                       BRLCV- 3 BlackRock Large Cap Value

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


Net asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate


                                      ATSF




                       BRLCV- 4 BlackRock Large Cap Value

---------------------
This portfolio may be appropriate for the investor who seeks .


BlackRock Mid Cap Growth

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks long-term capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:



 - Common stocks of U.S. mid-capitalization growth companies. Mid-cap companies are those whose market capitalizations, at the time of purchase, fall within a range between $2 billion and $15 billion.



The portfolio normally invest at least 80% of its total assets in the equity securities of mid-capitalization companies. The portfolio manager initially screens for "growth" stocks from companies with market capitalization above $2 billion, emphasizing those companies with market capitalization between $2 billion and $15 billion. The portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.



The portfolio may also invest in IPOs; preferred stock and securities convertible into common stock and preferred stock; or options or futures. Please refer to the portfolio's S.A.I. for a description and risks of those investments.



The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.


                                      ATSF
                       BRMCG- 1 BlackRock Mid Cap Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



MEDIUM-SIZED COMPANIES



These companies present additional risks because their earnings may be less predictable, their share price more volatile, and their securities less liquid than larger more established companies.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO.


[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.


                                      ATSF
                       BRMCG- 2 BlackRock Mid Cap Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")



SUB-ADVISER: BlackRock Advisors, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%



PORTFOLIO MANAGERS:



The portfolio is managed by a team of investment professionals. The team includes:



WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as an investment manager for PNC Bank from 1986 to 1995. He has co-managed the portfolio since its inception.



THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed this portfolio since its inception.


JEAN M. ROSENBAUM, vice president since 2000, has been an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.


[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                       BRMCG- 3 BlackRock Mid Cap Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate


                                      ATSF
                       BRMCG- 4 BlackRock Mid Cap Growth

---------------------
This portfolio may be appropriate for the investor who seeks long-term total return consisting of current income and, potentially, capital appreciation. The investor should be comfortable with the risk of a non-diversified portfolio invested primarily in securities of real estate companies and their exposure to real estate markets.
---------------------
A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers but must meet federal tax requirements.

Clarion Real Estate Securities               (formerly J.P. Morgan Real
[BULLSEYE ICON]                              Estate Securities)
OBJECTIVE
---------------------------
This portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


This portfolio's sub-adviser, Clarion, seeks to achieve the portfolio's objective by investing principally in equity securities of real estate companies which include:



 - Common stocks



 - Convertible securities



Under normal conditions, Clarion invests at least 80% of portfolio assets in real estate company securities. A company is considered to be a real estate company if at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.



Securities selected by Clarion are purchased and sold based primarily on their dividend discount rates, coupled with our understanding of any critical short-term fundamental factors that might need to be considered in an investment decision. The two fundamental factors we focus on are EARNINGS and DIVIDEND GROWTH. In order to obtain projections of these factors, Clarion analysts build detailed models which take into account other factors including sales margins and FFO multiples, that ultimately determine an individual company's cost of capital.


The portfolio may also invest in debt securities of real estate and non-real estate companies, mortgage-backed securities such as pass through certificates, real estate mortgage investment conduit (REMIC) certificates, and collateralized mortgage obligations (CMOs), or short-term debt obligations. However, the portfolio does not directly invest in real estate.

The portfolio is non-diversified under federal securities laws.

The portfolio's classification as "non-diversified" under the 1940 Act means that the portfolio has the ability to take larger positions in a smaller number of issuers. However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

                                      ATSF
                     CRES- 1 Clarion Real Estate Securities

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


REAL ESTATE SECURITIES


Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include:


 - Declining real estate value



 - Risks relating to general and local economic conditions



 - Over-building



 - Increased competition for assets in local and regional markets



 - Increases in property taxes



 - Increases in operating expenses or interest rates



 - Change in neighborhood value or the appeal of properties to tenants



 - Insufficient levels of occupancy



 - Inadequate rents to cover operating expenses


The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including taxes) and social and economic trends.


QUANTITATIVE MODELS


Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.


NON-DIVERSIFIED


To the extent the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE*
------------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1999                                                                             -3.77
2000                                                                             29.62
2001


* Prior to May 1, 2002, this portfolio was managed by J.P. Morgan.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                   10 YEARS
                                                     SINCE
                                                   INCEPTION
                           1 YEAR    5 YEARS        (DATE)
                           -------   --------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                     CRES- 2 Clarion Real Estate Securities

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------
INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Clarion


ADVISORY FEE: As a percentage of average daily net assets -- 0.80%.

PORTFOLIO MANAGER: (to come)

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


                                      ATSF
                     CRES- 3 Clarion Real Estate Securities

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                               2001*      2000       1999      1998(D)
                                                              -------    -------    -------    -------
Net asset value, beginning of year                            $          $  8.06    $  8.51    $ 10.00
                                                              -------    -------    -------    -------
  Income from operations:
    Net investment income (loss)                                            0.59       0.49       0.36
    Net realized and unrealized gain (loss) on investments                  1.79      (0.79)     (1.85)
                                                              -------    -------    -------    -------
    Net income (loss) from operations                                       2.38      (0.30)     (1.49)
                                                              -------    -------    -------    -------
  Distributions:
    Dividends from net investment income                                   (0.12)     (0.15)      0.00
    Dividends in excess of net investment income                            0.00       0.00       0.00
    Distributions from net realized gains on investments                    0.00       0.00       0.00
    Distributions in excess of net realized gains on
      investments                                                           0.00       0.00       0.00
                                                              -------    -------    -------    -------
      Total distributions                                                  (0.12)     (0.15)      0.00
                                                              -------    -------    -------    -------
Net asset value, end of year                                  $          $ 10.32    $  8.06    $  8.51
                                                              =======    =======    =======    =======
Total return                                                               29.62%     (3.77)%   (14.93)%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                  $          $16,577    $ 3,199    $ 2,414
    Ratio of expenses to average net assets                                 1.00%      1.00%      1.00%
    Ratio of net investment income (loss) to average net
      assets                                                                6.27%      5.91%      6.03%
    Portfolio turnover rate                                               291.38%    189.80%    100.80%



*Prior to May 1, 2002, this portfolio was managed by J.P. Morgan.


                                      ATSF
                     CRES- 4 Clarion Real Estate Securities

Conservative Asset Allocation
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks current income and preservation of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying ATSF portfolios based on the portfolio's investment objective. Morningstar will serve as a consultant to ATFA in the portfolio's management and asset allocations.

In seeking the portfolio's investment objective, ATFA investment strategies include:

 - Allocating the portfolio's assets shares among underlying ATSF funds based on the portfolio's investment objective.

 - Adjusting the portfolio's investments in underlying ATSF portfolios to achieve a neutral mix over time of 30% of assets in equities and 50% of assets in bonds, and 20% in money market instruments.

 - Adjusting the allocations to favor investments in those ATSF portfolios that ATFA believes will provide the most favorable outlook for achieving the portfolio's investment objective.

AFTA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.

                                      ATSF
                      CAA- 1 Conservative Asset Allocation

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following principal investment risks:

UNDERLYING PORTFOLIOS

The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject indirectly, to all the risks associated with its underlying funds.

These risks include the following:

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

FOREIGN SECURITIES


Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

PRE-PAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)



ADVISORY FEE: As a percentage of the portfolio's average daily net assets
--0.10%.



PORTFOLIO MANAGERS: This portfolio is managed by an ATFA investment team.


[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.



                                      ATSF
                      CAA- 2 Conservative Asset Allocation

---------------------
This portfolio may be appropriate for the investor who seeks total returns exceeding the S&P 400 Mid Cap index and who can tolerate fluctuations inherent to mid- cap stock investing.


Dreyfus Mid Cap

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks total investment returns (including capital appreciation and income) which consistently outperform the S&P 400 Mid Cap Index.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, The Dreyfus Corporation (Dreyfus), seeks to achieve the portfolio's investment objective by investing at least 80% of the portfolio's assets in:



 - Common stocks of medium capitalization companies



To a lesser extent, Dreyfus may invest portfolio assets in:



 - Common stocks of large and small capitalization companies, including emerging (developing) and cyclical growth companies



Dreyfus seeks to have a diversified portfolio of the common stocks of mid-capitalization companies which offer above-average potential for appreciation based on its multi-factor evaluation approach. The multi-factor evaluation approach centers around the ability to identify and dynamically weigh the fundamental characteristics driving current market returns, and to construct portfolios by actively selecting stocks possessing positive exposure to these preferred characteristics.



Generally, the factors which drive the investment process can be classified into three categories:



 - Earnings revision indicators



 - Company financial attributes



 - Value-based measures



                                      ATSF


                             DMC- 1 Dreyfus Mid Cap

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investment, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                             12.92
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                        Highest:          %      Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                   10 YEARS
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   5 YEARS    (DATE)
                                ------   -------   ---------
[Portfolio Name]
[Benchmark]



                                      ATSF


                             DMC- 2 Dreyfus Mid Cap

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")


SUB-ADVISER: The Dreyfus Corporation


ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.85% up to $100 million and 0.80% over $100 million


PORTFOLIO MANAGER:


JOHN O'TOOLE, CFA, has served as portfolio manager since inception and has been employed by Dreyfus as portfolio manager since 1994. Mr. O'Toole is a senior vice president and portfolio manager for Mellon Equity Associates. He has been employed by Mellon Bank since 1979.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISOR PERFORMANCE

-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISOR FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Dreyfus Mid Cap        Dreyfus Premier Mid Cap    Class A     $
                         Stock Fund(1)              4/6/94



                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                              (WITHOUT SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISOR FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Dreyfus Mid Cap        Dreyfus Premier Mid Cap    Class A     $
                         Stock Fund(2)              4/6/94



(1)Total returns are for Class A Dreyfus Premier Mid Cap Stock Fund and reflect the deduction of a 5.75% front-end sales load. The fund also offers Class B, Class C and Class T shares with different sales loads. Calculating total returns with those sales loads may have resulted in lower returns.


(2)The fund offers Class B, C and T shares as well. Returns for those classes may differ from those of Class A shares due to differing fee structures.


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.



                                      ATSF


                             DMC- 3 Dreyfus Mid Cap

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000      1999(E)
                                                              --------    -------    -------
Net Asset value, beginning of year                            $           $ 10.72    $10.00
                                                              --------    -------    ------
  Income from operations:
    Net investment income (loss)                                             0.03      0.04
    Net realized and unrealized gain (loss) on investments                   1.36      0.68
                                                              --------    -------    ------
    Net income (loss) from operations                                        1.39      0.72
                                                              --------    -------    ------
  Distributions:
    Dividends from net investment income                                    (0.05)     0.00
    Dividends in excess of net investment income                            (0.16)     0.00
    Distributions from net realized gains on investments                     0.00      0.00
    Distributions in excess of net realized gains on
     investments                                                             0.00      0.00
                                                              --------    -------    ------
      Total distributions                                                   (0.21)     0.00
                                                              --------    -------    ------
Net asset value, end of year                                  $           $ 11.90    $10.72
                                                              ========    =======    ======
Total return                                                                12.92%     7.20%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                  $           $14,714    $3,384
    Ratio of expenses to average net assets                                  1.00%     1.00%
    Ratio of net investments income (loss) to average net
     assets                                                                  0.29%     0.58%
    Portfolio turnover rate                                                110.82%    94.19%



                                      ATSF


                             DMC- 4 Dreyfus Mid Cap

---------------------
This portfolio may be appropriate for the investor who seeks high current income and moderate capital appreciation and is willing to accept certain special risks associated with sector investing. (A sector is a broad grouping of specific industries.)

Federated Growth & Income
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks total return by investing in securities that have defensive characteristics. (These are securities that appear to have a low probability of significant price decline relative to the overall equity market. They also will, in the sub-adviser's view, generally have a comparatively low volatility in share price relative to the overall equity market.)

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Federated Investment Counseling (Federated), seeks to achieve the portfolio's objective by investing principally in:

 - Common stocks

 - Convertible securities

 - REITs

 - Fixed-income securities

 - Foreign securities

Federated seeks total return by investing primarily in common stocks that provide the opportunity for capital appreciation or high dividend income. Federated seeks capital appreciation by investing primarily in undervalued, overlooked common stocks. These securities are generally trading at low historical valuations relative to the market and to industry peers. To achieve high current income, Federated seeks to invest in securities that offer higher dividends than the overall market. Convertible stocks and bonds, real estate investment trusts and securities issued by utility companies are generally the types of securities that Federated may emphasize in order to enhance the portfolio's dividend income. Federated may also invest a portion of the portfolio's assets in securities of companies based outside the U.S. to diversify the portfolio's holdings and to gain exposure to the foreign market.

Federated attempts to invest in securities that have defensive characteristics, i.e., securities that appear to have a low volatility in share price relative to the overall equity market. Federated also may emphasize investment in equity securities that provide high dividend income, which generally are less volatile stocks. Federated also may allocate a portion of the portfolio's assets in cash or government securities when the markets appear to be overpriced.

To identify companies for portfolio investment, Federated uses a model which looks at a company's financial and earnings strength, management skill and business prospects, and at the prospect of comparatively low volatility in share price. In addition, Federated performs traditional fundamental and credit analyses to select the most promising companies for the portfolio. Federated may emphasize investments in certain industry sectors that offer securities that have these attributes. To determine the timing of purchases and sales of portfolio securities, Federated looks at recent stock price performance.


                                      ATSF


                        FGI- 1 Federated Growth & Income

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:

 - changes in interest rates

 - length of time to maturity

 - issuers defaulting on their obligations to pay interest or return principal.

CONVERTIBLES

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.


REITS


Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management.

A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law, could adversely affect the value of a particular REIT or the market for REITs as a whole.

FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

QUANTITATIVE MODELS

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1995                                                                             25.25
1996                                                                             11.64
1997                                                                             24.65
1998                                                                              3.05
1999                                                                             -4.45
2000                                                                             29.16
2001

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)


                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                           1 YEAR   5 YEARS        (DATE)
                           ------   --------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF


                        FGI- 2 Federated Growth & Income

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Federated Investment Counseling


ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%


PORTFOLIO MANAGERS:


STEVEN J. LEHMAN, CFA and J. THOMAS MADDEN, CFA, serve as co-portfolio managers of this portfolio.


Mr. Lehman has served as co-portfolio manager since 1997. He joined Federated in 1997. From 1985 to 1997, he served as portfolio manager, vice president and senior portfolio manager at First Chicago NBD.

Mr. Madden has served as co-portfolio manager since May 2001. Mr. Madden joined Federated as a Senior Portfolio Manager in 1977. and has been an Executive Vice President of Federated since 1994 and as a Director since 1999.


                                      ATSF


                        FGI- 3 Federated Growth & Income

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations.) Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost)on an investment in each portfolio (assuming reinvestment of all distributions.) The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCooper LLP, independent certified public accountants, whose report, along with the Funds financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                            FOR THE YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------------
                                              2001        2000       1999       1998       1997       1996
                                            --------    --------    -------    -------    -------    -------
Net asset value, beginning of year          $           $  10.91    $ 12.28    $ 12.56    $ 11.76    $ 11.12
                                            --------    --------    -------    -------    -------    -------
  Income from operations:
    Net investment income (loss)                            0.51       0.48       0.53       0.49       0.42
    Net realized and unrealized gain
      (loss) on investments                                 2.65      (1.00)     (0.16)      2.35       0.87
                                            --------    --------    -------    -------    -------    -------
    Net income (loss) from operations                       3.16      (0.52)      0.37       2.84       1.29
                                            --------    --------    -------    -------    -------    -------
Distributions:
    Dividends from net investment income                   (0.63)     (0.73)     (0.55)     (0.43)     (0.33)
    Dividends in excess of net investment
      income                                                0.00      (0.02)      0.00      (0.59)      0.00
    Distributions from net realized gains
      on investments                                       (0.01)     (0.10)     (0.10)     (1.02)     (0.32)
    Distributions in excess of net
      realized gains on investments                         0.00       0.00       0.00       0.00       0.00
                                            --------    --------    -------    -------    -------    -------
      Total distributions                                  (0.64)     (0.85)     (0.65)     (2.04)     (0.65)
                                            --------    --------    -------    -------    -------    -------
Net asset value, end of year                $           $  13.43    $ 10.91    $ 12.28    $ 12.56    $ 11.76
                                            ========    ========    =======    =======    =======    =======
Total return                                               29.16%     (4.45)%     3.05%     24.65%     11.64%
Ratios and supplemental data:
    Net assets at end of year (in
      thousands)                            $           $122,886    $76,280    $87,616    $60,492    $38,115
    Ratio of expenses to average net
      assets                                                0.86%      0.89%      0.90%      0.96%      1.00%
    Ratio of net investment income (loss)
      to average net assets                                 4.31%      4.01%      4.35%      3.84%      3.73%
    Portfolio turnover rate                               147.18%    117.14%     97.17%    155.77%     68.53%



                                      ATSF


                        FGI- 4 Federated Growth & Income

---------------------
This portfolio may be appropriate for the investor who is a long-term investor and seeks growth of capital in a diversified portfolio of stocks of companies located inside and outside the United States.


Gabelli Global Growth

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks to provide investors with appreciation of capital.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The fund's sub-adviser, Gabelli Asset Management Company ("Gabelli"), seeks to achieve this objective by investing principally in:



 - Common stocks



Under normal market conditions, the fund will invest at least 65% of its total assets in common stock of companies involved in the global market place. The portfolio invests primarily in common stocks of foreign and domestic small capitalization, mid-capitalization and large capitalization issuers. The portfolio may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.



To seek to achieve the portfolio's primary objective, Gabelli employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The portfolio invests in companies that, in Gabelli's opinion, are at the forefront of accelerated growth.



Gabelli strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, Gabelli looks for solid franchises, ideally with unique copyrights that can add to overall value creation. And lastly, Gabelli likes growth and, therefore, looks to businesses involved in the ever-evolving communication revolution. Looking forward, Gabelli continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.



Currently in selecting investments, Gabelli seeks companies participating in emerging advances in interactive services and products that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The portfolio will invest in companies which Gabelli believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, Gabelli also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.



Gabelli sells the portfolio's securities when Gabelli considers the stock to be overvalued, or when Gabelli feels the stock is no longer in what it considers to be a favorable media.



In seeking to achieve the investment objective of this portfolio, Gabelli may make investment decisions without giving consideration to the turnover rate of the portfolio. As a result, the turnover rate of the portfolio may be higher than other comparable portfolios.


                                      ATSF
                          GGG- 1 Gabelli Global Growth

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



EMERGING MARKETS RISK



Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.



TECHNOLOGY STOCKS



Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.


                                      ATSF
                          GGG- 2 Gabelli Global Growth

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")



SUB-ADVISER: Gabelli Asset Management Company



MANAGEMENT FEE: As a percentage of average daily net assets: 1.00% up to $500 million, 0.90% of assets over $500 million up to $1 Billion; and 0.80% of assets over $1B



PORTFOLIO MANAGERS:



The portfolio is managed by an investment team that is headed by MARC J. GABELLI, Portfolio Manager. Mr. Gabelli, as Team Manager, is primarily responsible for all the investment decisions for the portfolio. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli Funds, LLC since 1993.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Gabelli Global Growth   Gabelli Global Growth        2/7/94    $
                          (Class AAA)(1)



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Gabelli Global Growth   Gabelli Global Growth        2/7/94    $
                          (Class AAA)(1)



(1)Gabelli Global Growth (Class AAA shares) does not have a sales load. The Fund offers Class A, Class B and Class C shares, which may have different returns due to differing fee structures.



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                          GGG- 3 Gabelli Global Growth

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                                --------------------------------
                                                                   2001                  2000
                                                                ----------            ----------
Net asset value, beginning of year                                                     $  10.00
                                                                                       --------
  Income from operations:
    Net investment income (loss)                                                           0.10
    Net realized and unrealized gain (loss) on investments                                (1.00)
                                                                                       --------
    Net income (loss) from operations                                                     (0.90)
                                                                                       --------
  Distributions:
    Dividends from net investment income                                                   0.00
    Dividends in excess of net investment income                                           0.00
    Distributions from net realized gains on investments                                   0.00
    Distributions in excess of net realized gains on
     investments                                                                           0.00
                                                                                       --------
      Total distributions                                                                  0.00
                                                                                       --------
Net asset value, end of year                                                           $   9.10
                                                                                       ========
Total return                                                                              (9.00)%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                                           $ 13,551
    Ratio of expenses to average net assets                                                1.20%
    Ratio of net investment income (loss) to average net
     assets                                                                                3.32%
    Portfolio turnover rate                                                                5.62%


                                      ATSF
                          GGG- 4 Gabelli Global Growth

---------------------
This portfolio may be appropriate for the investor who seeks long-term growth from a diversified portfolio that combines "value" and "growth" investment management styles. As a result, the portfolio will have characteristics similar to the S&P 500. The investor should be comfortable with the price fluctuations of a stock portfolio and be willing to accept higher short-term risk for potential long- term returns.

GE U.S. Equity
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, GE Asset Management Incorporated (GEAM), seeks to meet the portfolio's investment objective by investing primarily in:


 - Common stocks of U.S. companies.


GEAM uses a Multi-Style(R) investment strategy that combines growth and value investment management styles. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Composite Stock Index, including capital appreciation and income potential. Stock selection is key to the performance of the portfolio.

Through fundamental company research, the portfolio managers seek to identify securities of large companies with characteristics such as: attractive valuations, financial strength and high quality management focused on generating shareholder value.

The portfolio may, to a lesser extent, invest in equity securities other than common stocks (including preferred securities, depositary receipts such as ADRs, EDRs and GDRs, convertible securities, and rights and warrants) foreign securities, debt securities or other securities, and use various investment techniques and investment strategies in pursuit of its investment objective.

                                      ATSF
                            GEUSE- 1 GE U.S. Equity

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

STYLE RISK

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may underperform other portfolios that employ a different style. The portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN

(per calendar year)
[TOTAL RETURN BAR CHART]

1997                                                                             27.01
1998                                                                             22.87
1999                                                                             18.41
2000                                                                             -0.79
2001

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter


                        Lowest:          %       Quarter

                          AVERAGE ANNUAL TOTAL RETURNS
                  (For Calendar Year ended December 31, 2001)


                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                            GEUSE- 2 GE U.S. Equity

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------
INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.
SUB-ADVISER: GE Asset Management

ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.

PORTFOLIO MANAGER:
EUGENE K. BOLTON leads a team of portfolio managers for this portfolio. He has served in that capacity since the portfolio's inception. Mr. Bolton joined GEAM in 1984 as Chief Financial Officer and has been a portfolio manager since 1986.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------
                                                      2001        2000        1999        1998      1997(B)
                                                    --------    --------    --------    --------    --------
Net asset value, beginning of year                              $  15.79    $  14.42    $  12.23    $  10.00
                                                    --------    --------    --------    --------    --------
  Income from operations:
    Net investment income (loss)                                    0.07        0.07        0.09        0.09
    Net realized and unrealized gain (loss) on
      investments                                                  (0.19)       2.55        2.69        2.60
                                                    --------    --------    --------    --------    --------
      Net income (loss) from operations                            (0.12)       2.62        2.78        2.69
                                                    --------    --------    --------    --------    --------
Distributions:
    Dividends from net investment income                           (0.11)      (0.18)      (0.15)      (0.04)
    Dividends in excess of net investment income                    0.00       (0.33)      (0.33)      (0.38)
    Distributions from net realized gains on
      investments                                                  (0.56)      (0.74)      (0.11)      (0.04)
    Distributions in excess of net realized gains
      on investments                                               (0.02)       0.00        0.00        0.00
                                                    --------    --------    --------    --------    --------
      Total distributions                                          (0.69)      (1.25)      (0.59)      (0.46)
                                                    --------    --------    --------    --------    --------
Net asset value, end of year                                    $  14.98    $  15.79    $  14.42    $  12.23
                                                    ========    ========    ========    ========    ========
Total Return                                                       (0.79)%     18.41%      22.87%      27.01%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                    $205,761    $179,267    $110,803    $ 42,951
    Ratio of expenses to average net assets                         0.88%       0.93%       1.05%       1.30%
    Ratio of net investment income (loss) to
      average net assets                                            0.42%       0.46%       0.67%       0.75%
    Portfolio turnover rate                                        39.08%      44.01%      63.08%      92.35%

                                      ATSF
                            GEUSE- 3 GE U.S. Equity

---------------------
This portfolio may be appropriate for the investor who seeks long-term growth of capital and can tolerate fluctuations inherent in stock investing.

Goldman Sachs Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve the portfolio's objective by investing principally in:


 - Stocks


The portfolio invests, under normal circumstances, at least 90% of total assets in a diversified portfolio of equity securities that are considered by GSAM to have long-term capital appreciation potential. Although the portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 10% of its total assets in foreign securities, including securities of issuers in emerging (developing) countries and securities quoted in foreign currencies.

Stocks for this portfolio are selected based on their prospects for above-average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security has favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:


 - Prospects for above average sales and earnings growth per share



 - High return on invested capital



 - Free cash flow generation



 - Sound balance sheet, financial and accounting policies, and overall financial strength



 - Strong competitive advantages



 - Effective research, product development, and marketing



 - Pricing flexibility



 - Strength of management



 - General operating characteristics that will enable the company to compete successfully in its marketplace


The portfolio generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated, but whose market value per share is thought to be undervalued.

                                      ATSF
                          GSG- 1 Goldman Sachs Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

STYLE RISK

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may underperform other portfolios that employ a different style. The portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN

(per calendar year)
[PERFORMANCE GRAPH]

2000                                                                             -8.02
2001

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                          GSG- 2 Goldman Sachs Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")


SUB-ADVISER: Goldman Sachs Asset Management

ADVISORY FEE: As a percentage of the portfolio's average daily net assets. 0.90% up to $100 million
0.80% over $100 million
PORTFOLIO MANAGER:
HERBERT E. EHLERS, Managing Director of GSAM, has served as head of the investment team that has managed the portfolio since inception. As of the date of this prospectus, the investment team consists of nineteen people. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Goldman Sachs Growth    Goldman Sachs Capital      Class A     $
                          Growth Fund(1)             4/20/90



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Goldman Sachs Growth    Goldman Sachs Capital      Class A     $
                          Growth Fund(2)             4/20/90



(1)Total returns are for Class A shares of Goldman Sachs Capital Growth Fund and reflect a deduction of a 5.5% front-end sales load. They assume reinvestment of all distributions at net asset value. The Fund also offers Class B and Class C shares with different sales loads.


(2)The fund offers Class B and Class C shares as well. Returns for these classes may differ from those of Class A shares due to differing fee structures.


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                          GSG- 3 Goldman Sachs Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------
                                                                2001        2000       1999(E)
                                                              --------    --------    ----------
Net asset value, beginning of year                                        $  11.75    $    10.00
                                                              --------    --------    ----------
  Income from operations:
    Net investment income (loss)                                              0.02          0.01
    Net realized and unrealized gain (loss) on investments                   (0.95)         1.74
                                                              --------    --------    ----------
    Net income (loss) from operations                                        (0.93)         1.75
                                                              --------    --------    ----------
  Distributions:
    Dividends from net investment income                                     (0.10)         0.00
    Dividends in excess of net investment income                              0.00          0.00
    Distributions from net realized gains on investments                     (0.05)         0.00
    Distributions in excess of net realized gains on
     investments                                                              0.00          0.00
                                                              --------    --------    ----------
      Total distributions                                                    (0.15)         0.00
                                                              --------    --------    ----------
Net asset value, end of year                                              $  10.67    $    11.75
                                                              ========    ========    ==========
Total return                                                                 (8.02)%       17.50%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                              $ 20,185    $    8,204
    Ratio of expenses to average net assets                                   1.00%         1.00%
    Ratio of net investment income (loss) to average net
     assets                                                                   0.15%         0.12%
    Portfolio turnover rate                                                  36.51%        40.46%


                                      ATSF
                          GSG- 4 Goldman Sachs Growth

---------------------
This portfolio may be appropriate for the investor who seeks long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

Great Companies -- America(SM)
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:

 - Large-cap stocks

The portfolio seeks to invest in common stocks of large, established, United States-based companies. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."


To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior business franchises; have been in business for at least 50 years and survived the founder; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have consistently outperformed the S&P 500 over the ten-year period ending December 29, 2000. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.


Companies identified by the sub-adviser for selection to the portfolios may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

                                      ATSF
                     GCA- 1 Great Companies -- America(SM)

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

NON-DIVERSIFICATION

To the extent the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

PROPRIETARY RESEARCH
Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.
[PERFORMANCE GRAPH]


The highest and lowest quarterly returns for the period reflected in the bar chart are:



                       Highest:          %       Quarter


                        Lowest:          %       Quarter



                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)


                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
[Benchmark]

                                      ATSF
                     GCA- 2 Great Companies -- America(SM)

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")

SUB-ADVISER: Great Companies, L.L.C.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%



PORTFOLIO MANAGERS:



JAMES H. HUGUET and GERALD W. BOLLMAN, CFA serve as co-portfolio managers of this portfolio. Mr. Huguet serves as director, president and Co-CEO of Great Companies, L.L.C. From 1994-1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, IL, a market research firm.



Mr. Bollman is executive vice president of Great Companies, L.L.C. From 1995-1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.


[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR THE YEAR ENDED
                                                                  DECEMBER 31,
                                                              --------------------
                                                                2001      2000(F)
                                                              --------    --------
Net Asset value, beginning of year                                        $  10.00
                                                              --------    --------
  Income from operations:
    Net investment income (loss)                                              0.04
    Net realized and unrealized gain (loss) on investments                    1.34
                                                              --------    --------
    Net income (loss) from operations                                         1.38
                                                              --------    --------
  Distributions:
    Dividends from net investment income                                      0.00
    Dividends in excess of net investment income                              0.00
    Distributions from net realized gains on investments                      0.00
    Distributions in excess of net realized gains on
     investments                                                              0.00
                                                              --------    --------
      Total distributions                                                     0.00
                                                              --------    --------
Net asset value, end of year                                              $  11.38
                                                              --------    --------
Total return                                                                 13.80%
                                                              ========    ========
Ratios and supplemental data:
    Net assets at end of year (in thousands)                              $ 83,121
    Ratio of expenses to average net assets                                   0.91%
    Ratio of net investment income (loss) to average net
     assets                                                                   0.52%
    Portfolio turnover rate                                                  14.67%


                                      ATSF
                     GCA- 3 Great Companies -- America(SM)

---------------------
For the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.

Great Companies -- Global(2)
[BULLSEYE ICON]
OBJECTIVE
---------------------------


This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's investment objective by investing principally in:



 - Common stocks of domestic and foreign issuers


Great Companies will select non-technology and technology stocks, both domestic and international, for the portfolio from a group of companies that Great Companies has identified as being "great companies."

Stocks selected for the portfolio will meet some of the common criteria listed below.

All companies selected for the domestic portion of the portfolio must be incorporated in the United States. Domestic non-technology stocks selected for the domestic portion of the portfolio will only be selected if they (and their predecessors) have outperformed the S&P 500 over the ten-year period ended December 29, 2000, are global companies (at least 40% of its revenues outside the U.S.), and have been in business at least 50 years and survived the founder.


Domestic technology stocks will only be selected if they (and their predecessors) have outperformed the NASDAQ Composite Index over the ten-year period ended December 31, 1998, are global companies (at least 30% of its revenues outside the U.S.), and have been in business at least 15 years.


The stocks selected for the international portion of the portfolio must be incorporated outside of the United States. The non-technology portion of international stocks must consist of stocks of companies that have at least 40% of their revenues outside the country of origin, and the technology portion must have at least 30% of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over the ten-year period ended June 30, 2000. MSCIW is the primary benchmark for the portfolio. The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities.

The common criteria used by the sub-advisor to initially determine if a company should be considered a "great company" candidate may include certain of the following:


 - Be highly regarded by management experts;



 - be publicly traded;



 - have a market cap in excess of $15 billion;



 - be engaged in what the sub-adviser considers to be "terrific businesses";



 - have a "protective barrier" such as superior brand franchises;



 - consider employees to be a company's most valuable asset;



 - have, in the sub-adviser's opinion, "world class management"; and



 - be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.


Companies identified by the sub-advisor for selection to the portfolios may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

The allocation of stocks within each portion of the portfolio will be driven by these factors:


 - Market price relative to intrinsic value



 - Intrinsic value momentum


To determine which "great company" in which the portfolio should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

The allocation of the portfolio between domestic and international companies will be driven by three factors:


 - Momentum/growth of U.S. equities and international equities



 - Intrinsic Value momentum of the stocks in the domestic portfolio versus the stocks in the international portfolio



 - Market price of the stocks in the portfolios relative to their intrinsic values


                                      ATSF
                      GCG- 1 Great Companies -- Global(2)

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



EMERGING MARKETS RISK



Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.



DEPOSITARY RECEIPTS



Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. They are subject to some of the same risks as direct investments in foreign securities, including currency risk. The regulatory requirements with respect to depositary receipts that are issued in sponsored and unsponsored programs are generally similar, but the issuers of unsponsored depositary receipts are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the depositary receipts.



PROPRIETARY RESEARCH



Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.



TECHNOLOGY STOCKS



Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.



ESTABLISHED COMPANY STOCKS



Because domestic companies in which this portfolio invests must have been in existence for at least 50 years, and foreign companies must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the portfolio.



GROWTH INVESTING RISK



Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.


[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



                              [PERFORMANCE GRAPH]



The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter
                        Lowest:          %       Quarter

                          AVERAGE ANNUAL TOTAL RETURNS
                  (For Calendar Year ended December 31, 2001)

                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
[Benchmark]

                                      ATSF
                      GCG- 2 Great Companies -- Global(2)

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.


SUB-ADVISER: Great Companies, L.L.C.


MANAGEMENT FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.



PORTFOLIO MANAGERS:



JAMES H. HUGUET and GERALD W. BOLLMAN, CFA serve as co-portfolio managers of this portfolio. Mr. Huguet serves as director, president and Co-CEO of Great Companies, L.L.C. From 1994-1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, IL, a market research firm.



Mr. Bollman is executive vice president of Great Companies, L.L.C. From 1995-1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.


[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate

                                      ATSF
                      GCG- 3 Great Companies -- Global(2)

Great Companies -- Technology(SM)
[BULLSEYE ICON]
OBJECTIVE
---------------------------


This portfolio seeks long-term growth of capital.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


This portfolio's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve the portfolio's objective by investing principally in:



 - Common stocks of companies that offer technology- or communications-related products, capital goods and services


The portfolio seeks to invest in stocks of large, established, United States-based companies that rely extensively on technology or communication advances in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this portfolio are selected by Great Companies from a group of companies that it has identified, in its opinion, as being a "great company."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: have a market cap in excess of $15 billion; be highly regarded by management experts; be incorporated in the U.S.; be publicly traded; have been in business 15 years or more; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior business franchises; consider employees to be the company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; deliver outstanding returns to shareholders; be a global company (40% of revenues from non-U.S. operations); and, in the sub-adviser's opinion, be able to convert changes into opportunities. Each company's common stock must have outperformed the S&P 500 over the ten year period ending December 31, 1998. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the portfolio.

Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine a company in which the portfolio should invest, Great Companies also uses Intrinsic Value investing. Intrinsic Value is the discounted value of the cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised.

Great Companies monitors changes in each company's Intrinsic Value over a twelve to eighteen month period. It then determines a company's Intrinsic Value Momentum (IVM), which is a measurement of the rate at which a company is increasing or decreasing its Intrinsic Value. Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market and its IVM is flat or declining when compared to the Intrinsic Value calculation, Great Companies does not invest in the stock or, if the portfolio has already invested in the company, may reduce its position in the stock. When a company's stock share price drops well below the Intrinsic Value calculation and its IVM is rising, Great Companies will normally invest in the company or, if the portfolio has already invested in the company, attempt to buy more shares.

The companies chosen by Great Companies will vary over time and Great Companies will add and subtract from its list of "great companies" based on its evaluation process. It is the opinion of Great Companies that, over the long-term, stocks selected through its evaluation process will continue to outperform the various benchmarks.

Because stock selections are limited to the companies identified as being a "great company" by Great Companies, the portfolio is non-diversified.

                                      ATSF
                    GCT- 1 Great Companies -- Technology(SM)

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


NON-DIVERSIFICATION


To the extent the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


PROPRIETARY RESEARCH


Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.


TECHNOLOGY RISK


Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

[PERFORMANCE GRAPH]


The highest and lowest quarterly returns for the period reflected in the bar chart are:



                       Highest:          %       Quarter


                        Lowest:          %       Quarter



                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                    GCT- 2 Great Companies -- Technology(SM)

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")



SUB-ADVISER: Great Companies, L.L.C.



ADVISORY FEE: As a percentage of the Portfolio's average daily net assets -- 0.80%



PORTFOLIO MANAGERS:


JAMES H. HUGUET and GERALD W. BOLLMAN, CFA serve as co-portfolio managers of these portfolios. Mr. Huguet serves as director, president and Co-CEO of Great Companies, L.L.C. From 1994-1998, Mr. Huguet was executive vice president of Information Resources, Inc., Chicago, IL, a market research firm.

Mr. Bollman is executive vice president of Great Companies, L.L.C. From 1995-1999, Mr. Bollman was chairman and manager of Intrinsic Value Associates, an investment advisory service for institutional managers. He previously served as executive vice president and portfolio manager for Continental Asset Management Corporation.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                              FOR THE YEAR ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001      2000(F)
                                                              -------    -------
Net asset value, beginning of year                                       $ 10.00
                                                              -------    -------
  Income from operations:
    Net investment income (loss)                                           (0.01)
    Net realized and unrealized gain (loss) on investments                 (3.25)
                                                              -------    -------
    Net income (loss) from operations                                       3.26
                                                              -------    -------
  Distributions:
    Dividends from net investment income                                    0.00
    Dividends in excess of net investment income                            0.00
    Distributions from net realized gains on investments                    0.00
    Distributions in excess of net realized gains on
     investments                                                            0.00
                                                              -------    -------
      Total distributions                                                   0.00
                                                              -------    -------
Net asset value, end of year                                             $  6.74
                                                              =======    =======
Total return                                                              (32.60)%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                             $24,159
    Ratio of expenses to average net assets                                 1.00%
    Ratio of net investment income (loss) to average net
     assets                                                                (0.16)%
    Portfolio turnover rate                                                48.23%


                                      ATSF
                    GCT- 3 Great Companies -- Technology(SM)

---------------------

This portfolio may be appropriate for the investor who seeks capital growth and income from the same investment with a balance between equity and debt but does not desire a consistent level of income.

---------------------
When a portfolio manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.


Janus Balanced

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the portfolio's objective by investing principally in:



 - 40% to 60% in securities selected primarily for growth potential -- such as common stocks



 - 40% to 60% in securities selected primarily for income potential -- both equity and debt.



The basic strategy of the portfolio is to maintain a growth component and an income component. Normally, 40% to 60% of the portfolio's securities are chosen primarily for their growth potential, and the remaining 40% to 60% are chosen primarily for their income potential. These securities may include some of foreign issuers.



The growth component is expected to consist mainly of common stocks in companies and industries that the portfolio manager believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, the portfolio manager looks for companies with earnings growth potential that may not be recognized by the market.



The income component will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.



At least 25% of the portfolio's assets will normally be invested in fixed-income securities.



Janus uses a "bottom up" approach to select stocks. In other words, the portfolio manager looks mostly for income producing securities that meet its investment criteria one at a time. If the portfolio manager is unable to find such investments, the portfolio's assets may be in cash or similar investments. Securities are selected without regard to any industry sector or other similarly defined selection procedure.



Up to 35% of the portfolio's assets may be invested in high-yield/high-risk bonds (commonly known as junk "bonds"). These bonds are rated below investment grade by the primary rating agencies.



The portfolio may shift assets between the growth and income portions of its portfolio, based on the portfolio manager analysis of the market and conditions in the economy. If the portfolio manager believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the portfolio may put a greater emphasis on growth. The reverse may also take place.



The portfolio manager may sell the portfolio's securities when its expectations regarding earnings growth potential change.



The portfolio may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of the portfolio's investment objectives.



                                      ATSF


                              JB- 1 Janus Balanced

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


The portfolio is subject to the following primary risks:



STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FIXED-INCOME SECURITIES



The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:



 - changes in interest rates



 - length of time to maturity



 - issuers defaulting on their obligations to pay interest or return principal



HIGH-YIELD/HIGH-RISK SECURITIES



 - credit risk



 - greater sensitivity to interest rate movements



 - greater vulnerability to economic changes



 - decline in market value in event of default



 - less equity



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.


[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



SUB-ADVISER: Janus Capital Corporation



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- %.



PORTFOLIO MANAGER: (to come)


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information in not included for this portfolio as it commenced operations on May 1, 2002.



                                      ATSF


                              JB- 2 Janus Balanced

---------------------
This portfolio may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the significant risks associated with foreign investing.
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.


Janus Global (closed to new policyholders)

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Janus Capital Corporation (Janus) seeks to achieve the portfolio's investment objective by investing principally in:



 - Common stocks of foreign and domestic issuers



 - Depositary receipts including ADRs, GDRs and EDRs



The portfolio may also use forward foreign currency contracts for hedging.



Janus' main strategy is to use a "bottom up" approach to build the portfolio's investment portfolio. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.



Foreign securities are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.



When evaluating foreign investments, Janus (in addition to looking at individual companies) considers such factors as:



 - Expected levels of inflation in various countries



 - Government policies that might affect business conditions



 - The outlook for currency relationships



 - Prospects for economic growth among countries, regions or geographic areas



                                      ATSF


                              JGL- 1 Janus Global

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



DEPOSITARY RECEIPTS



Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.



Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.


FORWARD FOREIGN CURRENCY CONTRACTS



Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.



Such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the portfolio's limitation on investing in illiquid securities.



If the portfolio manager's judgment of markets proves incorrect or the strategy does not correlate well with a portfolio's investment, the use of such hedging transactions could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a portfolio's volatility. In addition, in the event that non-exchange traded forward currency contracts are used, such transactions could result in a loss if the counterparty to the transaction does not perform as promised.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1993                                                                             35.05
1994                                                                              0.25
1995                                                                             23.06
1996                                                                             27.74
1997                                                                             18.75
1998                                                                             30.01
1999                                                                             71.10
2000                                                                            -17.55
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)



                                                    SINCE
                                                  INCEPTION
                                                (DECEMBER 3,
                            1 YEAR   5 YEARS        1992)
                            ------   -------   ---------------
Janus Global                   %        %             %
Morgan Stanley Capital
  International World
  Index (MSCIW)                %        %             %



                                      ATSF


                              JGL- 2 Janus Global

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers")


SUB-ADVISER: Janus Capital Corporation


MANAGEMENT FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.


PORTFOLIO MANAGERS:


HELEN YOUNG HAYES, CFA and LAURENCE CHANG, CFA have served as co-portfolio managers of this portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987.


Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $



                                      ATSF


                              JGL- 3 Janus Global

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                              FOR THE YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                 2001         2000          1999          1998         1997
                                               --------    ----------    ----------    ----------    --------
Net asset value, beginning of year             $           $    37.46    $    23.71    $    19.04    $  18.12
                                               --------    ----------    ----------    ----------    --------
  Income from operations:
    Net investment income (loss)                                 0.02         (0.04)         0.05        0.08
    Net realized and unrealized gain (loss)
      on investments                                            (6.06)        16.42          5.61        3.32
                                               --------    ----------    ----------    ----------    --------
    Net income (loss) from operations                           (6.04)        16.38          5.66        3.40
                                               --------    ----------    ----------    ----------    --------
  Distributions:
    Dividends from net investment income                        (0.05)         0.00         (0.13)      (0.13)
    Dividends in excess of net investment
      income                                                    (0.85)         0.00          0.00       (1.01)
    Distributions from net realized gains on
      investments                                               (6.55)        (2.63)        (0.80)      (1.34)
    Distributions in excess of net realized
      gains on investments                                       0.00          0.00         (0.06)       0.00
                                               --------    ----------    ----------    ----------    --------
      Total distributions                                       (7.45)        (2.63)        (0.99)      (2.48)
                                               --------    ----------    ----------    ----------    --------
Net asset value, end of year                   $           $    23.97    $    37.46    $    23.71    $  19.04
                                               ========    ==========    ==========    ==========    ========
Total return                                                   (17.55)%       71.10%        30.01%      18.75%
Ratios and supplemental data:
    Net assets at end of year (in thousands)               $1,717,573    $1,926,210    $1,069,765    $785,966
    Ratio of expenses to average net assets                      0.89%         0.92%         0.95%       1.00%
    Ratio of net investment income (loss) to
      average net assets                                         0.06%        (0.14)%        0.23%       0.41%
    Portfolio turnover rate                                     82.42%        68.10%        87.36%      97.54%



                                      ATSF


                              JGL- 4 Janus Global

---------------------
This portfolio may be appropriate for the investor who seeks capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in value.
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.

Janus Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The Portfolio's sub-advisor, Janus Capital Corporation (Janus), seeks to achieve the portfolio's objective by investing principally in:



 - Common stocks


The portfolio's strategy is to invest almost all of its assets in common stock at times when Janus believes the market environment favors such investing.


Janus generally takes a "bottom up" approach to building the stock portfolio. In other words, Janus seeks to identify individual companies with earnings growth potential that may not be recognized by the stock market at large.


Although themes may emerge in the portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the portfolio and any income realized on the portfolio's investments is incidental to its objective.

Janus may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse market conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.

                                      ATSF
                              JGR- 1 Janus Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


FOREIGN SECURITIES


Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


STYLE RISK


Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may underperform other portfolios that employ a different style. The portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1992                                                                              2.35
1993                                                                              3.97
1994                                                                             -8.31
1995                                                                             47.12
1996                                                                             17.96
1997                                                                             17.54
1998                                                                             64.47
1999                                                                             59.67
2000                                                                            -28.94
2001

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 1999)



                                1 YEAR   5 YEARS   10 YEARS
                                ------   -------   --------
Janus Growth                       %        %          %
S&P 500 Composite Stock Index      %        %          %


                                      ATSF
                              JGR- 2 Janus Growth

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")

SUB-ADVISER: Janus Capital Corporation

ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
0.80%.

PORTFOLIO MANAGER:

EDWARD KEELY has served as a manager of this portfolio since January 2000. He previously served as co-portfolio manager of this portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                                             FOR THE YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                               2001         2000          1999          1998          1997
                                             --------    ----------    ----------    ----------    ----------
Net asset value, beginning of year                       $    78.00    $    59.94    $    36.84    $    35.00
                                             --------    ----------    ----------    ----------    ----------
  Income from operations:
    Net investment income (loss)                              (0.14)        (0.04)         0.12          0.31
    Net realized and unrealized gain (loss)
      on investments                                         (21.10)        34.02         23.49          5.88
                                             --------    ----------    ----------    ----------    ----------
    Net income (loss) from operations                        (21.24)        33.98         23.61          6.19
                                             --------    ----------    ----------    ----------    ----------
  Distributions:
    Dividends from net investment income                       0.00          0.00         (0.09)        (0.26)
    Dividends in excess of net investment
      income                                                  (0.10)        (1.17)         0.00          0.00
    Distributions from net realized gains
      on investments                                          (9.32)       (14.75)        (0.42)        (4.09)
    Distributions in excess of net realized
      gains on investments                                     0.00          0.00          0.00          0.00
                                             --------    ----------    ----------    ----------    ----------
      Total distributions                                     (9.42)       (15.92)        (0.51)        (4.35)
                                             --------    ----------    ----------    ----------    ----------
Net asset value, end of year                             $    47.34    $    78.00    $    59.94    $    36.84
                                             ========    ==========    ==========    ==========    ==========
Total return                                                 (28.94)%       59.67%        64.47%        17.54%
Ratios and supplemental data:
    Net assets at end of year (in
      thousands)                                         $2,957,087    $4,141,240    $3,086,057    $1,839,453
    Ratio of expenses to average net assets                    0.82%         0.82%         0.83%         0.87%
    Ratio of net investment income (loss)
      to average net assets                                   (0.18)%       (0.05)%        0.25%         0.80%
    Portfolio turnover rate                                   49.08%        70.95%        35.29%        85.88%

                                      ATSF
                              JGR- 3 Janus Growth

---------------------
This portfolio may be appropriate for the investor who seeks capital growth in a diversified stock portfolio and who is comfortable with fluctuations in value.
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.


LKCM Capital Growth

LKCM Capital Growth
[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks long-term growth of capital through a disciplined investment approach focusing on companies with superior growth prospects.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The Portfolio's sub-adviser, Luther King Capital Management Corporation (LKCM), seeks to achieve the portfolio's objective by investing principally in:



 - Common stocks



The LKCM strategy is a "bottom up" fundamental approach to selecting securities, generally favoring companies that demonstrate one or more of the following attributes:



 - Strong management with shareholder-oriented incentives



 - High and improving returns on invested capital



 - Above average sales, cash flow and/or earnings growth



 - Proven ability to deliver consistent and predictable growth



 - Solid balance sheet, financial and accounting policies, and overall financial strength



 - Sustainable competitive advantages



 - Demonstrated pricing flexibility



LKCM's strategy is to invest in what the sub-adviser considers to be good businesses, in attractive industries, at fair prices.



LKCM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.



                                      ATSF




                         LKCMCG- 1 LKCM Capital Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



STYLE RISK



Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may underperform other portfolios that employ a different style. The portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

[PERFORMANCE GRAPH]


The highest and lowest quarterly returns for the period reflected in the bar chart are:



                       Highest:          %       Quarter


                        Lowest:          %       Quarter



                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
[Benchmark]



                                      ATSF




                         LKCMCG- 2 LKCM Capital Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")

SUB-ADVISER: Luther King Capital Management Corporation

MANAGEMENT FEE: As a percentage of the portfolio's average daily net assets
0.80%


PORTFOLIO MANAGERS:


J. LUTHER KING, JR., CFA, and BRENT W. CLUM, CFA serve as co-portfolio managers.

Mr. King founded Luther King Capital Management in 1979 and is President and Chief Executive Officer.

Mr. Clum joined LKCM as portfolio manager in 1999. Prior to that, he was a Managing Director and Portfolio Manager at Invesco-NY. Mr. Clum began his career as an analyst at T. Rowe Price.


                                      ATSF




                         LKCMCG- 3 LKCM Capital Growth

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.




Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on investments
  Distributions in excess of net realized gains on
    investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to average net
     assets
    Portfolio turnover rate



                                      ATSF




                         LKCMCG- 4 LKCM Capital Growth

---------------------
This portfolio may be appropriate for the investor who seeks capital growth aggressively, and can tolerate wide swings in the value of their investment.


LKCM Strategic Total Return

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks to provide current income, long-term growth of income and capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Luther King Capital Management Corporation (LKCM), seeks to achieve the portfolio's investment objective by investing primarily in:



 - Common stocks



 - Corporate bonds



 - Convertible preferred stocks



 - Corporate convertible bonds



 - U.S. Treasury Notes



The portfolio seeks to invest in a blend of equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility. The portfolio will also invest in convertible securities, which have both equity and fixed-income characteristics. In choosing such securities, LKCM looks for companies with strong fundamental characteristics. It considers factors such as:



 - Balance sheet quality



 - Cash flow generation



 - Earnings and dividend growth record and outlook



 - Profitability levels



In some cases, LKCM bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.



The portfolio seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.



The portfolio invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the portfolio buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.



LKCM closely analyzes a company's financial status and a security's valuation in an effort to control risk at the individual level. In addition, the growth elements of the portfolio's equity investments drive capital appreciation.



As part of its income-oriented strategy, LKCM expects to invest about 25% of the portfolio's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend.


                                      ATSF
                       STR- 1 LKCM Strategic Total Return

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



FIXED-INCOME SECURITIES



The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:



 - changes in interest rates



 - length of time to maturity



 - issuers defaulting on their obligations to pay interest or return principal



CONVERTIBLES


As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1994                                                                             -0.53
1995                                                                             24.66
1996                                                                             15.00
1997                                                                             21.85
1998                                                                              9.64
1999                                                                             12.87
2000                                                                             -3.76
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
[Benchmark]


                                      ATSF
                       STR- 2 LKCM Strategic Total Return

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.


SUB-ADVISER: Luther King Capital Management Corporation


ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.


PORTFOLIO MANAGERS:


LUTHER KING, JR., CFA and SCOT C. HOLLMANN, CFA have co-managed this portfolio since inception.


Mr. King has been a portfolio manager and the president of Luther King since
1979.


Mr. Hollmann has been a portfolio manager and vice president of Luther King since 1983.


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------
                                                    2001        2000         1999         1998        1997
                                                  --------    --------    ----------    --------    --------
Net asset value, beginning of year                $           $  16.85    $    16.40    $  15.62    $  13.97
                                                  --------    --------    ----------    --------    --------
  Income from operations:
    Net investment income (loss)                                  0.35          0.34        0.39        0.37
    Net realized and unrealized gain (loss) on
      investments                                                (0.97)         1.59        1.09        2.68
                                                  --------    --------    ----------    --------    --------
         Net income (loss) from operations                       (0.62)         1.93        1.48        3.05
                                                  --------    --------    ----------    --------    --------
  Distributions:
    Dividends from net investment income                         (0.32)        (0.35)      (0.38)      (0.35)
    Dividends in excess of net investment income                  0.00          0.00        0.00        0.00
    Distributions from net realized gains on
      investments                                                (1.01)        (1.13)      (0.32)      (1.02)
    Distributions in excess of net realized
      gains on investments                                        0.00          0.00        0.00        0.00
                                                  --------    --------    ----------    --------    --------
         Total distributions                                     (1.33)        (1.48)      (0.70)      (1.40)
                                                  --------    --------    ----------    --------    --------
Net asset value, end of year                      $           $  14.90    $    16.95    $  16.40    $  15.62
                                                  ========    ========    ==========    ========    ========
Total return                                                     (3.76)%       12.07%       9.64%      21.85%
Ratios and supplemental data:
    Net assets at end of year (in thousands)$     $558,924    $624,416    $  592,312    $526,577
    Ratio of expenses to average net assets                       0.85%         0.86%       0.86%       0.88%
    Ratio of net investment income (loss) to
      average net assets                                          2.20%         2.02%       2.43%       2.43%
    Portfolio turnover rate                                      51.66%        45.42%      49.20%      48.20%


                                      ATSF
                       STR- 3 LKCM Strategic Total Return

---------------------

This portfolio may be appropriate for the investor who seeks [TO COME].



Moderate Asset Allocation

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks capital appreciation and current income.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The fund's adviser, AEGON/Transamerica Fund Advisors, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying ATSF portfolios based on the portfolio's investment objective. Morningstar will serve as a consultant to ATFA in the portfolio's management and asset allocations.



In seeking the portfolio's investment objective, ATFA's investment strategies include:



 - Allocating the portfolio's assets among underlying ATSF portfolios based on the portfolio's investment objective.



 - Adjusting the portfolio's investments in the underlying ATSF portfolios to achieve a neutral mix over time of 50% of assets in equities and 35% of assets in bonds, 15% in money market instruments.



 - Adjusting the allocations to favor investments in those ATSF portfolios that ATFA believes will provide the most favorable outlook for achieving the portfolio's investment objective.



ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.


                                      ATSF
                        MAA- 1 Moderate Asset Allocation

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


The portfolio is subject to the following principal investment risks:



UNDERLYING PORTFOLIOS



The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject indirectly, to all the risks associated with its underlying portfolios. These risks include the following:



STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INTEREST RATE CHANGES



Interest rates increases can cause the price of a debt security to decrease.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



ISSUER-SPECIFIC CHANGES



The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.



PRE-PAYMENT



The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.


[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



CONSULTANT: Morningstar



ADVISORY FEE: As a percentage of the portfolio's average daily net assets.  _ %



PORTFOLIO MANAGER: This portfolio is managed by an ATSF investment team and Morningstar serves as a consultant.


[GRAPH ICON]

FINANCIAL HIGHLIGHTS

-----------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.


                                      ATSF
                        MAA- 2 Moderate Asset Allocation

---------------------
This portfolio may be appropriate for the investor who seeks


Moderately Aggressive Asset Allocation

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks capital appreciation and current income.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing portfolio assets in a combination of underlying ATSF portfolios based on the portfolio's investment objective. Morningstar will serve as a consultant to ATFA in the portfolio's management and asset allocations.



In seeking the portfolio's investment objective, ATFA's investment strategies include:



 - Allocating the portfolio's assets among underlying ATSF portfolios based on the portfolio's investment objective.



 - Adjusting the portfolio's investments in underlying ATSF portfolios to achieve a neutral mix over time of 75% of assets in equities and 25% of assets in bonds and short-term and money market instruments.



 - Adjusting the allocations to favor investments in those ATSF portfolios that ATFA believes will provide the most favorable outlook for achieving the portfolio's investment objective.



UNDERLYING FUNDS



ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.



                                      ATSF


                 MAAA- 1 Moderately Aggressive Asset Allocation

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


The portfolio is subject to the following primary investment risks:



UNDERLYING PORTFOLIOS



The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject indirectly, to all the risks associated with its underlying portfolios. These risks include the following:



STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INTEREST RATE CHANGES



Interest rates increases can cause the price of a debt security to decrease.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



ISSUER-SPECIFIC CHANGES



The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.



PREPAYMENT



The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.


[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets 0.10%.



PORTFOLIO MANAGERS: An ATFA investment team manages this portfolio.


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.


                                      ATSF
                 MAAA- 2 Moderately Aggressive Asset Allocation

---------------------
This portfolio may be appropriate for the investor who seeks long-term growth of capital, is looking for a stock market portfolio that is focused on a particular stock market segment, and is able to tolerate significant fluctuations in the value of his investment.


Munder Net50

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks long-term capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Munder Capital Management ("Munder") seeks to achieve the portfolio's objective by investing principally in:



 - stocks of domestic and foreign companies that are engaged in the Internet and Intranet related businesses



Under normal market conditions, the portfolio will invest at least 65% of its total assets in equity securities, and American Depository Receipts ("ADRs") of both domestic and foreign companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The portfolio intends to hold approximately 50 different securities, but may hold between 40 and 60 securities at any time. Of the companies selected, 70-90% are expected to be domestic, while 10-30% are expected to be foreign.



The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An intranet is the application of WWW tools and concepts to a company's internal documents and databases.



There is no limit on the market capitalization of the companies in which the portfolio may invest, or in the length of operating history for the companies. The portfolio may invest in small companies. Small companies are defined as those with a market capitalization or annual revenues of no more than $1 billion. The portfolio may also invest without limit in initial public offerings ("IPO's"), although it is uncertain whether such IPOs will be available for investment by the portfolio or what impact, if any, they will have on the portfolio's performance.



The portfolio may, to a lesser extent, invest in emerging markets, purchase and sell options, forward currency exchange contracts and use various investment techniques or other securities and investment strategies in pursuit of its investment objective.


                                      ATSF
                               MN- 1 Munder Net50

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INVESTING AGGRESSIVELY



- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.


- Rights, options and futures contracts may not be exercised and may expire worthless.


- Warrants and rights may be less liquid than stocks.


- Use of futures and other derivatives may make the portfolio more volatile.



SMALL-CAP AND GROWTH COMPANIES



Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.



Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.



ADRS



Many securities of foreign issuers are represented by American Depositary Receipts (ADRs). While ADRs principally are traded on domestic securities exchanges, investing in ADRs involves many of the same risks associated with foreign securities in general. These risks include:


 - Changes in currency value
 - Currency speculation
 - Currency trading costs
 - More fluctuations in market prices
 - Less information available

FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



INTERNET INVESTING



The portfolio's policy of focusing on internet companies makes it more susceptible to factors adversely affecting companies in that sector.



Internet and internet-related businesses can be affected by specific risks including: aggressive product pricing due to competitive pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility. The market price of technology companies may be particularly susceptible to earnings disappointments, such as earning projections that fail to materialize. Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will increase to the extent the portfolio has significant exposure to smaller or unseasoned companies, which may not have established products or more experienced management. Increased volatility also is associated with investments in this segment of the stock market (as opposed to investments in a broader range of industries). The performance and volatility of the portfolio will likely reflect that of this sector during down markets as well as during up markets.



IPOS



Investments in IPOs involve special risks:



 - Fluctuation of market value


 - Possible higher transaction costs


 - Market risk


 - Liquidity risk


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The performance shown for the portfolio assumes reinvestment of dividends. The portfolio is only available through the purchase of variable annuity contracts and variable life insurance policies. The performance of the portfolio does not reflect any expenses or charges applicable to these variable products. The portfolio's performance is compared to a broad-based securities market index. Performance figures for the index does not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in the index. The performance data for the index does not indicate the past or future performance of the portfolio.



TOTAL RETURN*


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                             -0.62
2001


*Prior to May 1, 2001, this portfolio was managed by Goldman Sachs and was named
 Goldman Sachs Small Cap.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                        Highest:         %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                    10 YEARS
                                                      SINCE
                                                    INCEPTION
                              1 YEAR   5 YEARS       (DATE)
                              ------   -------   ---------------
[Portfolio Name]
[Benchmark]



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


                                      ATSF
                               MN- 2 Munder Net50

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATF Advisers).



SUB-ADVISER: Munder Capital Management



ADVISORY FEE: (as a percentage of the portfolio's average daily net assets)
0.90%


PORTFOLIO MANAGER: (to come)

                                      ATSF
                               MN- 3 Munder Net50

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance of the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net Asset value, beginning of year
Income from operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss) on investments
    Net income (loss) from operations
Distributions:
  Dividends from net investment income
  Dividends in excess of net investment income
  Distributions from net realized gains on investments
  Distributions in excess of net realized gains on investments
    Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
  Net assets at end of year (in thousands)
  Ratio of expenses to average net assets
  Ratio of net investment income (loss) to average net
    assets
  Portfolio turnover rate


                                      ATSF
                               MN- 4 Munder Net50

PBHG Mid Cap Growth(formerly Pilgrim Baxter Mid Cap Growth)

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-advisor, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve the portfolio's objective by investing principally in:



 - Common Stocks



 - Convertible securities



In seeking capital appreciation, Pilgrim Baxter normally invests at least 80% of the portfolio's total assets in growth securities, such as common stocks, issued by companies with market capitalizations or annual revenues between $500 million and $10 billion. The portfolio invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital-appreciation potential.



Pilgrim Baxter uses its own fundamental research and proprietary measures of growth and business momentum in managing this portfolio.



Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great.



While the portfolio invests principally in common stocks of medium-sized companies, Pilgrim Baxter may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management. The portfolio may also invest in foreign securities, warrants and rights or in other securities and investment strategies in pursuit of its investment objective.



                                      ATSF


                         PBHGMCG- 1 PBHG Mid Cap Growth

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INVESTING AGGRESSIVELY



- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



- Rights, options and futures contracts may not be exercised and may expire worthless.



- Warrants and rights may be less liquid than stocks.



- Use of futures and other derivatives may make the portfolio more volatile.



SMALL-CAP AND GROWTH COMPANIES



Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.



Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.



CONVERTIBLE SECURITIES



As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                            -14.39
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)



                                      ATSF


                         PBHGMCG- 2 PBHG Mid Cap Growth

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATF Advisers)


SUB-ADVISER: Pilgrim Baxter & Associates, Ltd


ADVISORY FEE: (as a percentage of the portfolio's average daily net assets)


0.90% of up to $100 million


0.80% over $100 million


PORTFOLIO MANAGER:


GARY L. PILGRIM, CFA leads a team of investment professionals for the portfolio. He has served as portfolio manager of the portfolio since March, 2001. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter. He has been a growth stock manager for over 30 years.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
PBHG Mid Cap Growth     PBHG Growth II              4/10/97    $
                          Portfolio(1)




                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
PBHG Mid Cap Growth     PBHG Growth II              4/30/97    $
                          Portfolio(1)




(1) This portfolio does not have a sales load.


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.



                                      ATSF


                         PBHGMCG- 3 PBHG Mid Cap Growth

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000      1999(E)
                                                              --------    --------    -------
Net Asset value, beginning of year                            $           $  17.75    $ 10.00
                                                              --------    --------    -------
  Income from operations:
    Net investment income (loss)                                             (0.03)     (0.03)
    Net realized and unrealized gain (loss) on investments                   (2.46)      7.83
                                                              --------    --------    -------
    Net income (loss) from operations                                        (2.49)      7.80
                                                              --------    --------    -------
  Distributions:
    Dividends from net investment income                                     (0.17)      0.00
    Dividends in excess of net investment income                             (0.03)     (0.05)
    Dividends from net realized gains on investments                          0.00       0.00
    Distributions in excess of net realized gains on
     investments                                                              0.00       0.00
                                                              --------    --------    -------
      Total distributions                                                    (0.20)     (0.05)
                                                              --------    --------    -------
Net asset value, end of year                                              $  15.06    $ 17.75
                                                              ========    ========    =======
Total return                                                                (14.39)%    78.00%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                              $217,307    $37,201
    Ratio of expenses to average net assets                                   0.92%      1.00%
    Ratio of net investment income (loss) to average net
     assets                                                                  (0.14)%    (0.30)%
    Portfolio turnover rate                                                 132.70%    155.71%



                                      ATSF


                         PBHGMCG- 4 PBHG Mid Cap Growth

---------------------

This portfolio may be appropriate for the investor who seeks long term growth of capital and can tolerate fluctuations in stock investing.



PBHG/NWQ Large Cap Value Select                     (formerly NWQ

[BULLSEYE ICON]                                     Value Equity)

OBJECTIVE

---------------------------


This portfolio seeks to achieve maximum, consistent total return with minimum risk to principal.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-advisers, Pilgrim Baxter & Associates and NWQ Investment Management Company, Inc. employ a value-oriented approach to investing.



The portfolio seeks to achieve its objective by investing at least 80% of its assets in:



 - Large cap stocks



By using the co-portfolio managers, the portfolio will seek to combine the 20 best large cap value ideas of the NWQ manager and the 20 best large cap value ideas of the Pilgrim Baxter manager. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stock valuation levels are lower than growth stocks.



The fund will consist of large cap stocks. The range for capitalization for
large capitalization companies is $          to $          .



NWQ uses an intrinsic value method of investing and Pilgrim Baxter utilizes an opportunistic method.


                                      ATSF
                   PBHGNWQ- 1 PBHG/NWQ Large Cap Value Select

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long run, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.



Because the stocks that the portfolio hold fluctuate in price, the value of the investment in the portfolio will go up and down.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance year to year. The performance calculations do not reflect charges or deductions under the policies or annuity contracts. These fees and expenses would lower investment performance. The table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN*


(per calendar year)



[INSERT TABLE]



*Prior to May 1, 2002, this portfolio was managed solely by NWQ.


                                      ATSF
                   PBHGNWQ- 2 PBHG/NWQ Large Cap Value Select

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)



SUB-ADVISER: Pilgrim Baxter & Associates and NWQ Investment Management, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.



PORTFOLIO MANAGERS:



                  Jon Bosse of NWQ
           Ray McCaffrey of Pilgrim Baxter
          [Additional Information to Come]


                                      ATSF
                   PBHGNWQ- 3 PBHG/NWQ Large Cap Value Select

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                      ATSF
                   PBHGNWQ- 4 PBHG/NWQ Large Cap Value Select

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


(to come)


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


(to come)


                                      ATSF
                   PBHGNWQ- 2 PBHG/NWQ Large Cap Value Select

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")



SUB ADVISERS: Co-managed by Pilgrim Baxter & Associates, Ltd. & NWQ Investment Management Company, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%



PORTFOLIO MANAGERS:



(to come)


                                      ATSF
                   PBHGNWQ- 3 PBHG/NWQ Large Cap Value Select

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on investments
      Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on investments
    Distributions in excess of net realized gains on
     investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to average net
     assets
    Portfolio turnover rate



*Prior to May 1, 2002, this portfolio was managed by NWQ and was named NWQ Value
 Equity.


                                      ATSF
                   PBHGNWQ- 4 PBHG/NWQ Large Cap Value Select

---------------------
This portfolio may be appropriate for the investor who


PIMCO Total Return

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Pacific Investment Management Company LLC ("PIMCO") seeks to achieve this objective by investing principally in:



 - Fixed-income securities



PIMCO invests, under normal circumstances, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average duration of this portfolio normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.



PIMCO invests the portfolio's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the portfolio's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.



The portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the portfolio consists of income earned on the portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.



                                      ATSF


                          PIMCO- 1 PIMCO Total Return

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


The portfolio is subject to the following principal investment risks:



FIXED-INCOME SECURITIES



The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:



 - changes in interest rates



 - length of time to maturity



 - issuers defaulting on their obligations to pay interest or return principal



DERIVATIVES



Derivatives may be used to hedge against an opposite position that a portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.



Derivatives may also be used to maintain a portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a portfolio that invests in foreign securities.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.


                                      ATSF
                          PIMCO- 2 PIMCO Total Return

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



SUB-ADVISER: Pacific Investment Management Company LLC



ADVISORY FEE: As a percentage of the portfolio's average daily net
assets --      %.


PORTFOLIO MANAGER:


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
ATSF PORTFOLIO          SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
--------------          ------------------------   ---------   --------   --------   --------   --------------------
PIMCO Total Return                                             $



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
ATSF PORTFOLIO          SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
--------------          ------------------------   ---------   --------   --------   --------   --------------------
PIMCO Total Return                                             $



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.



                                      ATSF


                          PIMCO- 3 PIMCO Total Return

---------------------
This portfolio may be appropriate for the investor who
---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.
---------------------
A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers but must meet federal tax requirements.


Salomon All Cap

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks capital appreciation.

[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Salomon Brothers Asset Management Inc. (SaBAM), seeks to achieve the portfolio's investment objective by investing principally in:



 - Common stocks



 - Convertible securities



To a lesser extent, the portfolio may invest in:



 - Cash and cash equivalents



This portfolio is non-diversified. The portfolio will primarily invest in common stocks, or securities convertible into or exchangeable for common stocks, such as convertible preferred stocks or convertible debentures.



The portfolio's classification as "non-diversified" under the 1940 Act means that the portfolio has the ability to take larger positions in a smaller number of issuers. However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.



In seeking capital appreciation, the portfolio may purchase securities of: seasoned issuers; small companies; newer companies; and new issues. The portfolio may be subject to wide fluctuations in market value. Portfolio securities may have limited marketability or may be widely and publicly traded.



SaBAM anticipates that the portfolio's investments generally will be in securities of companies which it considers to reflect some or all of the following characteristics:



 - Undervalued share prices



 - Special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares



 - Growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments



SaBAM purchases securities that it believes can be accurately valued, examining cash flow and management's use of cash. SaBAM looks for securities that it believes have a catalyst for price appreciation. Only those companies that pass SaBAM's strict in-depth analysis and debate are eligible for inclusion in the portfolio.



SaBAM uses a "bottom up," fundamental research process to select the portfolio's securities. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market.



                                      ATSF


                             SAC- 1 Salomon All Cap

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


NON-DIVERSIFICATION



To the extent the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.



STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                             18.30
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)



                                      ATSF


                             SAC- 2 Salomon All Cap

[BRIEFCASE ICON]

MANAGEMENT

---------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATFA")



SUB-ADVISER: Salomon Brothers Asset Management, Inc.



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.90% up to $100 million-0.80% over $100 million.



PORTFOLIO MANAGERS:



ROSS S. MARGOLIES has managed this portfolio since inception. Mr. Margolies joined Salomon in 1992.



ROBERT M. DONAHUE, JR. assists in the day-to-day management of the portfolio. Prior to joining SaBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Salomon All Cap        Salomon Brothers Capital   Class O     $
                         Fund(1)                    8/23/76




                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Salomon All Cap         Salomon Brothers Capital   Class O     $
                          Fund(1)                    8/23/76




(1)Class O does not have a sales load. The fund also offers Class A, Class B and Class 2 shares. Since May 1, 1990, the Fund has been managed by Salomon Brothers Asset Management Inc. Prior hereto, it was managed by Lehman Management Co.



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                             SAC- 3 Salomon All Cap

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.

Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on investments
    Distributions in excess of net realized gains on
     investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to average net
     assets
    Portfolio turnover rate



                                      ATSF


                             SAC- 4 Salomon All Cap

---------------------
This portfolio may be appropriate for the investor who seeks a reasonable level of current income from equity investments that have the potential to rise faster than inflation, and who can tolerate significant fluctuations in the value of the investments.

T. Rowe Price Dividend Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to provide an increasing level of dividend income, long-term capital appreciation, and reasonable current income through investments primarily in dividend paying stocks.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:

 - Dividend-paying common stocks with favorable prospects for increasing dividends and long-term appreciation.

T. Rowe Price typically invests at least 80% of total assets in common stocks of dividend-paying companies that it expects to increase their dividends over time and also provide long-term appreciation.

T. Rowe Price believes that a track record of dividend increases is an excellent indicator of financial health and growth prospects, and over the long-term, income can contribute significantly to total return. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

T. Rowe Price looks for stocks with sustainable, above-average growth in earnings and dividends, and attempts to buy them when they are temporarily out of favor or undervalued by the market. Holdings tend to be in large to medium-sized companies. In selecting investments, T. Rowe Price favors companies with one or more of the following:

 - Either a track record of, or the potential for, above-average earnings and dividend growth

                - A competitive current dividend yield

                - A sound balance sheet and solid cash flow to support future dividend increases

                - A sustainable competitive advantage and leading market
                  position

                - Attractive valuations such as low price/earnings, price/cash flow, or price/dividend ratios yield

While the portfolio invests primarily in U.S. common stocks, T. Rowe Price may also purchase other securities including foreign securities (up to 25%), convertible securities, warrants, preferred stocks, and corporate and government debt when considered consistent with the portfolio's objective. Futures and options may be used for any number of reasons, including: managing the portfolio's exposure to securities prices and foreign currencies; to enhance income; to manage cash flows efficiently; or to protect the value of portfolio securities. If the portfolio uses futures and options, it is exposed to additional volatility and potential losses.

The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

                                      ATSF
                     TRPDG- 1 T. Rowe Price Dividend Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------


STOCKS


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


STYLE RISK -- DIVIDEND-PAYING COMPANIES


Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may underperform other portfolios that employ a different style. A portfolio also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

T. Rowe Price's emphasis on dividend-paying companies could result in significant investments in large-capitalization stocks. At times, stocks such as these may lag shares of smaller, faster-growing companies. Also, a company may reduce or eliminate its dividend. The portfolio's efforts to buy stocks that appear temporarily out of favor also carries the risk that a stock or group of stocks may remain out of favor for a long time and may continue to decline.

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                             9.87
2001

The highest and lowest quarterly returns for the period reflected in the bar chart are:
                       Highest:          %       Quarter
                        Lowest:          %       Quarter
                          AVERAGE ANNUAL TOTAL RETURNS
                  (For Calendar Year ended December 31, 2001)

                                                   10 YRS.
                                                    SINCE
                                                  INCEPTION
                             1 YRS.   5 YRS.       (DATE)
                             ------   ------   ---------------
[Portfolio Name]
[Benchmark]

                                      ATSF
                     TRPDG- 2 T. Rowe Price Dividend Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------
INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.
SUB-ADVISER: T. Rowe Price & Associates, Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.90% up to $100 million and 0.80% over $100 million.


PORTFOLIO MANAGER:


THOMAS J. HUBER, CFA, has served as manager of this portfolio since March 2000, and has been part of the Investment Team since the portfolio's inception. Mr. Huber is a Vice President of T. Rowe Price Associates. Within the Equity Division, he covers consumer products, leisure and gaming, apparel, drugstores and supermarkets. Before joining the firm in 1994, he worked for NationsBank as a Corporate Banking Officer.


[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
------------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
T. Rowe Price          T. Rowe Price              12/30/92    $
  Dividend Growth        Dividend Growth
                         Fund(1)



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
T. Rowe Price Dividend  T, Rowe Price              12/30/92    $
  Growth                  Dividend Growth
                          Fund(1)



(1)This fund does not have a sales load.

For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                     TRPDG- 3 T. Rowe Price Dividend Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
--------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                              ----------------------------------
                                                                2001         2000        1999(E)
                                                              --------      -------      -------
Net asset value, beginning of year                            $             $  9.26      $10.00
                                                              --------      -------      ------
  Income from operations:
    Net investment income (loss)                                               0.11        0.11
    Net realized and unrealized gain (loss) on investments                     0.80       (0.85)
                                                              --------      -------      ------
    Net income (loss) from operations                                          0.91       (0.74)
                                                              --------      -------      ------
  Distributions:
    Dividends from net investment income                                      (0.04)       0.00
    Dividends in excess of net investment income                               0.00        0.00
    Distributions from net realized gains on investments                       0.00        0.00
    Distributions in excess of net realized gains on
     investments                                                               0.00        0.00
                                                              --------      -------      ------
      Total distributions                                                     (0.04)       0.00
                                                              --------      -------      ------
Net asset value, end of year                                                $ 10.13      $ 9.26
                                                              ========      =======      ======
Total return                                                                   9.87%      (7.40)%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                                $17,637      $8,730
    Ratio of expenses to average net assets                                    1.00%       1.00%
    Ratio of net investment income (loss) to average net
     assets                                                                    1.19%       1.75%
    Portfolio turnover rate                                                   78.20%      43.76%

                                      ATSF
                     TRPDG- 4 T. Rowe Price Dividend Growth

---------------------
This portfolio may be appropriate for the investor who seeks an aggressive, long-term approach to building capital and who is comfortable with significant fluctuations inherent in small-cap stock investing.
---------------------
When a manager uses a "topdown" approach, he looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.


T. Rowe Price Small Cap

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks long-term growth of capital by investing primarily in common stocks of small growth companies.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the portfolio's objective by investing principally in:



 - Common stocks of small-cap growth companies



This portfolio will invest, under normal circumstances, at least 80% of its total assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or smaller than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P 500),
which was approximately $     billion and below as of December 31, 2001, but the
upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the portfolio's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)



To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The portfolio intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on portfolio performance.



T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models, stocks are selected in a "topdown" manner so that the portfolio's investment portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.



While the portfolio invests principally in common stocks, and, to a lesser extent in stock index futures, it may also purchase other securities, in keeping with its objective.



The portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.



The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. This may be inconsistent with the portfolio's principal investment strategies. Under these circumstances, the portfolio may be unable to achieve its investment objective.


                                      ATSF
                        TRPSC- 1 T. Rowe Price Small Cap

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INVESTING AGGRESSIVELY



-The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



-Rights, options and futures contracts may not be exercised and may expire worthless.



-Warrants and rights may be less liquid than stocks.



-Use of futures and other derivatives may make the portfolio more volatile.



SMALL-CAP AND GROWTH COMPANIES



Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.


Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.



FUTURES & OPTIONS



Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:



 - Inaccurate market predictions



 - Imperfect correlation



 - Illiquidity



 - Tax considerations



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

2000                                                                             -8.45
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                          Lowest:     %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                   10 YEARS
                                                     SINCE
                                                   INCEPTION
                                1 YEAR   5 YEARS    (DATE)
                                ------   -------   ---------
[Portfolio Name]
(Benchmark)


                                      ATSF
                        TRPSC- 2 T. Rowe Price Small Cap

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATF Advisers).


SUB-ADVISER: T. Rowe Price Associates, Inc.


ADVISORY FEE: as a percentage of the portfolio's average daily net assets 0.75%


PORTFOLIO MANAGERS:


PAUL W. WOJCIK, CFA has managed this portfolio since December 2000 and heads the Investment Team for this portfolio. He joined T. Rowe Price in 1996 and has been a member of the investment team since the portfolio's inception. Prior to joining T. Rowe Price, Mr. Wojcik was a senior programmer/analyst at Fidelity Investments.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
T. Rowe Price           T. Rowe Price                          $
  Small Cap               Diversified Small-Cap
                          Growth Fund(1)




                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
ATSF PORTFOLIO          SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
--------------          ------------------------   ---------   --------   --------   --------   --------------------
T. Rowe Price           T. Rowe Price                          $
  Small Cap               Diversified Small-Cap
                          Growth Fund(1)




(1)The fund does not have a sales load. Total returns reflect past and present expense limitations, which increased the fund's total return.


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                        TRPSC- 3 T. Rowe Price Small Cap

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                              ---------------------------------
                                                               2001         2000        1999(E)
                                                              -------      -------      -------
Net asset value, beginning of year                            $            $ 13.41      $ 10.00
                                                              -------      -------      -------
  Income from operations:
    Net investment income (loss)                                             (0.08)       (0.03)
    Net realized and unrealized gain (loss) on investments                   (1.04)        3.87
                                                              -------      -------      -------
    Net income (loss) from operations                                        (1.12)        3.84
                                                              -------      -------      -------
  Distributions:
    Dividends from net investment income                                     (0.07)        0.00
    Dividends in excess of net investment income                             (0.07)       (0.43)
    Distributions from net realized gains on investments                      0.00         0.00
    Distributions in excess of net realized gains on
     investments                                                              0.00         0.00
                                                              -------      -------      -------
      Total distributions                                                    (0.14)       (0.43)
                                                              -------      -------      -------
Net asset value, end of year                                  $            $ 12.15      $ 13.41
                                                              =======      =======      =======
Total return                                                         %       (8.45)%      38.49%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                  $            $30,024      $ 9.824
    Ratio of expenses to average net assets                          %        1.00%        1.00%
    Ratio of net investment income (loss) to average net
     assets                                                          %       (0.57)%      (0.44)%
    Portfolio turnover rate                                          %       64.53%      139.02%


                                      ATSF
                        TRPSC- 4 T. Rowe Price Small Cap

---------------------
This portfolio may be appropriate for the investor who, is
willing to hold shares through periods of market fluctuations and the accompanying changes in share prices.
---------------------
A "non-diversified" portfolio has the ability to take larger positions in a smaller number of issuers, but must meet federal tax requirements.

Third Avenue Value
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term capital appreciation.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The portfolio's sub-adviser, EQSF Advisers, Inc. (EQSF), seeks to achieve the portfolio's investment objective by investing at lease 80% of the portfolio assets in:



 - Common stocks



 - Debt securities



 - High-yield/high-risk fixed-income securities



 - Foreign securities


The portfolio invests to a lesser extent, in trade claims. (Trade claims are interests in amounts owed to suppliers or services and are purchased from creditors of companies in financial difficulty.)

EQSF employs an opportunistic, bottom-up research process to identify value and to understand thoroughly each company and its securities before it makes an investment.

EQSF defines value as buying "what is safe and cheap," with the primary emphasis on safe. Attractive equity investments generally exhibit four essential characteristics:


 - Strong Finances -- the issuing company has a strong financial position, as evidenced by an absence of liabilities and a presence of high quality assets.



 - Competent Management -- the company's management has a good track record as both owners and operators, and shares a common interest with outside, passive minority shareholders.



 - Understandable Business -- comprehensive and meaningful financial and related information is available, providing reliable benchmarks to aid in understanding the company, its value and its dynamics.



 - Discount to Private Market Value -- the market price lies substantially below a conservative valuation of the business as a private entity, or as a takeover candidate.


The portfolio's classification as "non-diversified" under the Investment Company Act of 1940 (1940 Act) means that the portfolio has the ability to take larger positions in a smaller number of issuers.

However, to meet federal tax requirements, at the close of each quarter the portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested an any one issuer.

                                      ATSF
                           TAV- 1 Third Avenue Value

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

INVESTING AGGRESSIVELY


- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



- Rights, options and futures contracts may not be exercised and may expire worthless.



- Warrants and rights may be less liquid than stocks.



- Use of futures and other derivatives may make the portfolio more volatile.


DEBT SECURITIES

Debt securities are subject to credit risk and interest rate risk.

HIGH-YIELD/HIGH-RISK SECURITIES


- credit risk



- greater sensitivity to interest rate movements


- greater vulnerability to economic changes



- decline in market value in event of default



- less liquidity


FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

NON-DIVERSIFICATION

To the extent the portfolio invests a greater proportion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified portfolio and may be subject to greater risk of loss with respect to its portfolio securities.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO.

[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1998                                                                             -6.84
1999                                                                             15.72
2000                                                                             35.47
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                           TAV- 2 Third Avenue Value

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISERS: AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers")


SUB-ADVISER: EQSF Advisers, Inc.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%



PORTFOLIO MANAGERS: Martin J. Whitman and Yang Lie serve as co-portfolio managers. Mr. Whitman has served as portfolio manager since the portfolio's inception, and Ms. Lie has served as co-manager since September, 2001.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Third Avenue Value      Third Avenue Value          11/1/90    $
                          Fund(1)



                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
Third Avenue Value      Third Avenue Value          11/1/90    $
                          Fund(1)



(1)This fund does not have a sales load.



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                           TAV- 3 Third Avenue Value

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                2001       2000       1999      1998(C)
                                                              --------    -------    -------    -------
Net asset value, beginning of year                            $           $ 10.45    $  9.29    $ 10.00
                                                              --------    -------    -------    -------
  Income from operations:
    Net investment income (loss)                                             0.20       0.16       0.06
    Net realized and unrealized gain (loss) on investments                   3.50       1.28      (0.74)
                                                              --------    -------    -------    -------
    Net income (loss) from operations                                        3.70       1.44      (0.68)
                                                              --------    -------    -------    -------
  Distributions:
    Dividends from net investment income                                    (0.12)     (0.28)     (0.03)
    Dividends in excess of net investment income                             0.00       0.00       0.00
    Distributions from net realized gains on investments                    (0.32)      0.00       0.00
    Distributions in excess of net realized gains on
      investments                                                            0.00       0.00       0.00
                                                              --------    -------    -------    -------
      Total distributions                                                   (0.44)     (0.28)     (0.03)
                                                              --------    -------    -------    -------
Net asset value, end of year                                  $           $ 13.71    $ 10.45    $  9.29
                                                              ========    =======    =======    =======
Total return                                                                35.47%     15.72%     (6.84)%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                              $92,742    $19,217    $18,206
    Ratio of expenses to average net assets                                  0.92%      1.00%      1.00%
    Ratio of net investment income (loss) to average net
      assets                                                                 1.56%      1.76%      0.63%
    Portfolio turnover rate                                                 24.05%      9.56%      4.35%


                                      ATSF
                           TAV- 4 Third Avenue Value

---------------------
This portfolio may be appropriate for the investor who seeks.
[to come]


Transamerica Convertible Securities

[BULLSEYE ICON]

OBJECTIVE

---------------------------


This portfolio seeks maximum total return through a combination of current income and capital appreciation.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Transamerica Investment Management, LLC ("Transamerica") seeks to achieve this objective by investing principally in:



 - Convertible securities



In seeking its investment objective, Transamerica will normally invest at least 80% of net assets in convertible securities, which are often lower-quality debt securities and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Transamerica may also invest the portfolio's assets in other types of securities, including common stock.



Transamerica may invest the portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.



In buying and selling securities for the portfolio, Transamerica relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.



Transamerica may lend the portfolio's securities to broker-dealers or other financial institutions to earn income for the portfolio.



Transamerica may use various techniques, such as buying and selling futures contracts, to increase or decrease the portfolio's exposure to changing security prices or other factors that affect security values.



The portfolio may also invest in other securities and investment strategies in pursuit of its investment objective.


                                      ATSF
                   TCS- 1 Transamerica Convertible Securities

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


The portfolio is subject to the following primary risks:



STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



INTEREST RATE CHANGES



Interest rates increases can cause the price of a debt security to decrease.



FOREIGN SECURITIES



Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.



ISSUER-SPECIFIC CHANGES



The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio commenced operations in May 2002, no historical performance information is presented here. Performance information will be presented for the portfolio after it has been in operation for one complete calendar year.


                                      ATSF
                   TCS- 2 Transamerica Convertible Securities

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: Aegon/Transamerica Fund Advisers, Inc.



SUB-ADVISER: Transamerica Investment Management, LLC



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80% of the first $500 million and 0.70% of assets over $500 million.



PORTFOLIO MANAGER:



(to come)





[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.


                                      ATSF
                   TCS- 3 Transamerica Convertible Securities

---------------------

This portfolio may be appropriate for the investor who seeks capital growth in a broadly diverse stock portfolio.

---------------------
When a manager uses a "bottom up" approach, he looks primarily at individual companies against the context of broader market factors.


Transamerica Growth

[BULLSEYE ICON]

OBJECTIVE

---------------------------

This portfolio seeks to maximize long-term growth.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Transamerica Investment Management, LLC (TIM) seeks to achieve the portfolio's objective by investing principally in:



 - Equity securities



TIM invests at least 80% of its assets in a diversified selection of domestic equity securities of growth companies of any size. TIM looks for companies that it considers to be premier companies that are under-valued in the stock market.



TIM uses a "bottom up" approach to investing and focuses on identifying fundamental change in its early stages and investing in premier companies. It believes in long term investing and does not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through TIM's rigorous research process and stands on its own merits as a premier company.



TIM buys securities of companies that it believes have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:



 - Shareholder-oriented management



 - Dominance in market share



 - Cost production advantages



 - Leading brands



 - Self-financed growth



 - Attractive reinvestment opportunities



                                      ATSF




                           TG- 1 Transamerica Growth

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


STOCKS



While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.



Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.



YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!


[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.



                                      ATSF




                           TG- 2 Transamerica Growth

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.



SUB-ADVISER: Transamerica Investment Management, LLC



ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.75%.



PORTFOLIO MANAGERS:



Management decisions for the portfolio are made by a team of expert managers and analysts headed by a team leader (designated as primary manager) and his backup (designated as co-manager). The team leader has primary responsibility for the day-to-day decisions related to the portfolio. The transactions and performance of the portfolio are reviewed by the sub-adviser's senior officers.



PRIMARY MANAGER SINCE 1984: JEFFREY S. VAN HARTE, CFA, Senior Vice President and Head of Equity Investments, Transamerica Investment Management LLC., Vice President, Transamerica Investment Services, Inc. Manager of the Transamerica Equity Fund and the Transamerica Premier Equity Fund since 1998. Was manager of the Transamerica Balanced Fund from 1993 to 1998 and the Transamerica Premier Balanced Fund from 1995 to 1998. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton. Joined Transamerica in 1980.



CO-MANAGER SINCE 1999: GARY U. ROLLE, CFA, President and Chief Financial Officer, Transamerica Investment Management, LLC. President and Chief Investment Officer, Transamerica Investment Services, Inc. Chairman and President, Transamerica Income Shares, Inc., a closed-end investment company. Chief Investment Officer, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Manager of the Transamerica Balanced Fund and Transamerica Premier Balanced Fund since 1998. Co-Manager of the Transamerica Premier Equity Fund, Transamerica Equity Fund and Fund A (both separate accounts), and Transamerica corporate accounts. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S., University of California at Riverside. Joined Transamerica in 1967.


[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Transamerica Growth                                           $




                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                              (WITHOUT SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Transamerica Growth                                           $



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                           TG- 3 Transamerica Growth

[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.



                                      ATSF




                           TG- 4 Transamerica Growth

---------------------
This portfolio may be appropriate for the investor who seeks current income, preservation of capital and maintenance of liquidity.
---------------------
A "money market" portfolio tries to maintain a share price of $1.00 while paying income to its shareholders.

Transamerica Money Market                   (formerly, J.P. Morgan
[BULLSEYE ICON]                             Money Market)
OBJECTIVE
---------------------------

This portfolio seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.


[CHESSPIECE ICON]

PRINCIPAL INVESTMENT STRATEGIES

---------------------------------------------------------------


The portfolio's sub-adviser, Transamerica Investment Management, Inc. ("TIM") seeks to achieve the portfolio's objective by investing in:



 - U.S. government obligations



 - Domestic and certain foreign bank obligations including time deposits, certificates of deposit, bankers' acceptances and other bank obligations



 - Asset-backed securities



 - Repurchase and reverse repurchase agreements



J.P. Morgan will limit its investments to securities that present minimum credit risks, as determined by guidelines adopted by the Fund's Board. The portfolio may invest up to 25% of its total assets in securities of a single issuer if the securities will not be held for more than three business days.



The Fund's Board must approve or ratify any purchase of an unrated security or a security rated by only one nationally recognized statistical rating organization (NRSRO).


                                      ATSF



                        TMM- 1 Transamerica Money Market

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------


U.S. GOVERNMENT OBLIGATIONS


[TO COME]


BANK OBLIGATIONS


[TO COME]


ASSET-BACKED SECURITIES



Ginnie Maes, and other mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, principal prepayments generally increase. The fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.



REPURCHASE AND REVERSE REPURCHASE AGREEMENTS


Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the portfolio and therefore, are a form of leverage. Leverage may cause any gains or losses of the portfolio to be magnified.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]

PAST PERFORMANCE*

------------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.

TOTAL RETURN*
(per calendar year)
[PERFORMANCE GRAPH]

1992                                                                             3.03
1993                                                                             2.45
1994                                                                             3.44
1995                                                                             5.40
1996                                                                             5.03
1997                                                                             5.24
1998                                                                             5.26
1999                                                                             4.63
2000                                                                             6.15
2001


*Prior to May 1, 2002, this portfolio was managed by J.P. Morgan.

                       Highest:          %       Quarter
                        Lowest:          %       Quarter

                                  7 DAY YIELD


                           (As of December 31, 2001)



                                                   10 YEARS
                                                     SINCE
                                                   INCEPTION
                           1 YEAR    5 YEARS        (DATE)
                          --------   --------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF



                        TMM- 2 Transamerica Money Market

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Transamerica Investment Management, L.L.C.

ADVISORY FEE: As a percentage of the portfolio's average daily net
assets --   %.

PORTFOLIO MANAGER:
(to come)

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the able represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.


                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------
                                                      2001        2000        1999        1998        1997
                                                    --------    --------    --------    --------    --------
Net asset value, beginning of year                  $           $   1.00    $   1.00    $   1.00    $   1.00
                                                    --------    --------    --------    --------    --------
  Income from operations:
    Net investment income (loss)                                    0.06        0.05        0.05        0.05
    Net realized and unrealized gain (loss) on
      investments                                                   0.00        0.00        0.00        0.00
                                                    --------    --------    --------    --------    --------
    Net income (loss) from operations                               0.06        0.05        0.05        0.05
                                                    --------    --------    --------    --------    --------
  Distributions:
    Dividends from net investment income                           (0.06)      (0.05)      (0.05)      (0.05)
    Dividends in excess of net investment income                    0.00        0.00        0.00        0.00
    Distributions from net realized gains on
      investments                                                   0.00        0.00        0.00        0.00
    Distributions in excess of net realized gains
      on investments                                                0.00        0.00        0.00        0.00
                                                    --------    --------    --------    --------    --------
      Total distributions                                          (0.06)      (0.05)      (0.05)      (0.05)
                                                    --------    --------    --------    --------    --------
Net asset value, end of year                        $           $   1.00    $   1.00    $   1.00    $   1.00
                                                    ========    ========    ========    ========    ========
Total return                                                %       6.15%       4.63%       5.26%       5.24%
Ratios and supplemental data:
    Net assets at end of year (in thousands)        $           $319,945    $429,811    $169,731    $119,708
    Ratio of expenses to average net assets                 %       0.44%       0.44%       0.46%       0.48%
    Ratio of net investment income (loss) to
      average net assets                                    %       5.97%       4.81%       5.24%       5.32%
    Portfolio turnover rate                                 %        n/a         n/a         n/a         n/a

                                      ATSF



                        TMM- 3 Transamerica Money Market

---------------------

This portfolio may be appropriate for the investor who is a long-term investor and can tolerate volatility.


Transamerica Small Company
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to maximize long-term growth.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Transamerica Investment Management, LLC (TIM) seeks to meet the portfolio's investment objective by investing primarily in:


 - domestic equity securities of small cap companies


Under normal market conditions, at least 80% of the portfolio's securities will be invested in companies with market capitalizations of annual revenues of no more than $1 billion.

TIM use a "bottom up" approach to investing. It studies industry and economic trends, but focuses on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Sub-Adviser's opinion.

Companies with smaller capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, TIM's equity management team selects stocks issued by smaller U.S. companies which show:

 - Strong potential for steady growth

 - High barriers to competition

TIM seeks out the industry leaders of tomorrow and invest in them today. It looks for companies with bright prospects for their products, management and markets.

                                      ATSF
                       TSC- 1 Transamerica Small Company

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

This portfolio is subject to the following primary risks:

EQUITY SECURITIES

[to come]


SMALL-CAP COMPANIES


Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Securities of such issuers may lack sufficient market liquidity to enable a portfolio to effect sales at an advantageous time or without a substantial drop in price. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since many of the Aggressive Equity Portfolios will typically be fully invested in this market sector, investors are fully exposed to its volatility.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                       TSC- 2 Transamerica Small Company

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

Investment Adviser: AEGON/Transamerica Fund Advisers, Inc.

Sub-Adviser: Transamerica Investment Management, LLC


Investment Advisory Fee: As a percentage of the portfolio's average daily net assets


  %

Portfolio Manager: (to come)

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Transamerica Small
  Company                                                     $




                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                              (WITHOUT SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Transamerica Small
  Company                                                     $



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.


                                      ATSF
                       TSC- 3 Transamerica Small Company

---------------------
This portfolio may be appropriate for the investor who wants a combination of capital growth and income, and who is comfortable with the risks associated with an actively traded portfolio which shifts assets between equity and debt.

Transamerica Value Balanced
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks preservation of capital and competitive investment returns.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Transamerica Investment Management, LLC, (TIM) seeks to achieve the portfolio's investment objective by investing principally in:

 - Income-producing common and preferred stocks

 - Debt obligations of U.S. issuers, some of which will be convertible into common stocks

 - U.S. Treasury bonds, notes and bills

 - Money market funds

 - Covered call options and put options

In selecting stocks, TIM focuses on high-quality, liquid, large capitalization stocks, using a bottom-up screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has over-reacted to perceived risks. With this approach, the portfolio seeks to achieve a dividend income yield higher than that of the Russell 1000 Index, a widely recognized unmanaged index of market performance which measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the median market capitalization was approximately $3.7 billion. The smallest company in the index had an approximate market capitalization of $1.4 billion.

TIM employs an investment technique called "asset allocation," which shifts assets from one class of investment to another (such as from equity to debt) when it anticipates changes in market direction.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds (up to 10% of total assets).

TIM has developed forecasting models to predict movements in the stock market for both short (12 to 18-month) and long (3 to 5-year) time periods. These models help compare the risks and rewards the sub-adviser anticipates in holding stocks versus debt instruments and money market funds. Such techniques may result in increased portfolio expenses such as brokerage fees.

Thus, the models determine when the sub-adviser is to "tactically" adjust the portfolio's asset allocation among stocks, bonds, U.S. debt obligations and money market funds.

                                      ATSF


                       TVB- 1 Transamerica Value Balanced

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

QUANTITATIVE MODELS

Stocks selected using quantitative models may not perform as well as these models might otherwise suggest and may cause overall returns to be lower than if other methods are used.

FUTURES AND OPTIONS

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

 - Inaccurate market predictions

 - Imperfect correlation

 - Illiquidity

 - Tax considerations

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.


TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1995                                                                             20.09
1996                                                                             14.42
1997                                                                             16.59
1998                                                                              8.33
1999                                                                             -5.64
2000                                                                             17.55
2001

Prior to August, 2001, this portfolio was managed by Dean Investment Associates and was named Dean Asset Allocation.

                                      ATSF


                       TVB- 2 Transamerica Value Balanced

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)

SUB-ADVISER: Transamerica Investment Management, LLC

ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.

PORTFOLIO MANAGERS:
JOHN C. RIAZZI, CFA and GARY U. ROLLE, CFA serve as portfolio managers of this portfolio.
They have served as co-portfolio managers of this portfolio since August 2001. Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception.
Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities.
He joined TIM in 1967.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------
                                                    2001        2000         1999         1998        1997
                                                  --------    --------    ----------    --------    --------
Net asset value, beginning of year                            $  12.13    $    13.35    $  13.61    $  12.61
                                                  --------    --------    ----------    --------    --------
  Income from operations:
    Net investment income (loss)                                  0.43          0.39        0.41        0.36
    Net realized and unrealized gain (loss) on
      investments                                                 1.68         (1.14)       0.71        1.72
                                                  --------    --------    ----------    --------    --------
    Net income (loss) from operations                             2.11         (0.75)       1.12        2.08
                                                  --------    --------    ----------    --------    --------
  Distributions:
    Dividends from net investment income                         (0.55)        (0.41)      (0.39)      (0.33)
    Dividends in excess of net investment income                  0.00          0.00        0.00       (0.19)
    Distributions from net realized gains on
      investments                                                (0.50)        (0.04)      (0.99)      (0.56)
    Distributions in excess of net realized
      gains on investments                                        0.00         (0.02)       0.00        0.00
                                                  --------    --------    ----------    --------    --------
      Total distributions                                        (1.05)        (0.47)      (1.38)      (1.08)
                                                  --------    --------    ----------    --------    --------
Net asset value, end of year                                  $  13.19    $    12.13    $  13.35    $  13.61
                                                  ========    ========    ==========    ========    ========
Total return                                                     17.55%        (5.64)%      8.33%      16.59%
Ratios and supplemental data:
    Net assets at end of year (in thousands)                  $215,675    $  261,707    $365,738    $302,745
    Ratio of expenses to average net assets                       0.87%         0.87%       0.86%       0.87%
    Ratio of net investment income (loss) to
      average net assets                                          3.42%         2.99%       2.93%       2.65%
    Portfolio turnover rate                                      19.57%        88.78%      76.62%      63.76%


                                      ATSF


                       TVB- 3 Transamerica Value Balanced

---------------------
This portfolio may be appropriate for the investor who seeks capital growth and who can tolerate fluctuations inherent in stock investing and is willing to accept the special risks associated with the novel investment strategy of the portfolio.

Value Line Aggressive Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to realize capital growth.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Value Line, Inc. (Value Line), seeks to achieve the portfolio's objective by investing principally in:

 - Common stocks

 - Securities convertible into common stock

Value Line seeks to invest substantially all of the portfolio's net assets in common stock or securities convertible into common stock.


In selecting securities for purchase or sale, Value Line relies on the "Value Line Timeliness Ranking System" and the "Value Line Performance Ranking System." These Ranking Systems compare Value Line's estimate of the probable market performance of each stock during the next six to twelve months relative to all of the stocks under review. The portfolio will usually invest in common stocks ranked 1 or 2 by either Ranking System, but it may also invest in common stocks ranked as low as 3. Each Ranking System ranks stocks on a scale of 1 (highest) to 5 (lowest). Although the portfolio may invest in companies of any size, it generally invests in U.S. securities issued by larger, more established companies.


Reliance upon the rankings, whenever feasible, is a fundamental policy of the portfolio which may not be changed without policyholder approval.

The portfolio may also use leveraging, a technique that involves borrowing money to invest in an effort to enhance shareholder or policyholder returns.

                                      ATSF
                      VLAG- 1 Value Line Aggressive Growth

[STOPLITE ICON]

PRIMARY RISKS

---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

INVESTING AGGRESSIVELY


 - The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



 - Rights, options and futures contracts may not be exercised and may expire worthless.


 - Warrants and rights may be less liquid than stocks.



 - Use of futures and other derivatives may make the portfolio more volatile.


CONVERTIBLES

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as interest rates decline.

VALUE LINE RANKING SYSTEMS

The use of the Value Line Ranking Systems (the "Systems") involves the risks that stocks selected using the Systems may not perform as well as their ranking within the Systems might otherwise suggest. As a result, the overall returns of the portfolio may be lower than if other selection methods were used.

The portfolio's use of the Systems also involves the risk that over certain periods of time the price of securities not covered by the Systems, or lowered ranked securities, may appreciate to a greater extent than those securities in the portfolio's investment portfolio.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.
[PERFORMANCE GRAPH]


The highest and lowest quarterly returns for the period reflected in the bar chart are:



                       Highest:          %       Quarter


                        Lowest:          %       Quarter



                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF
                      VLAG- 2 Value Line Aggressive Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. ("ATF Advisers")


SUB-ADVISER: Value Line, Inc.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets -- 0.80%.



PORTFOLIO MANAGERS:


A committee of employees of Value Line, Inc. is jointly and primarily responsible for the day-to-day management of the portfolio.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Value Line Aggressive  Value Line Leveraged       3/20/72     $
  Growth                 Growth(1)




                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                              (WITHOUT SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Value Line Aggressive  Value Line Leveraged       3/20/72     $
  Growth                 Growth(1)




(1)This fund does not have a sales load.



For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF
                      VLAG- 3 Value Line Aggressive Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------


This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a singe portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



Net Asset value, beginning of year
  Income from operations:
    Net investment income (loss)
    Net realized and unrealized gain (loss) on
      investments
    Net income (loss) from operations
  Distributions:
    Dividends from net investment income
    Dividends in excess of net investment income
    Distributions from net realized gains on
      investments
    Distributions in excess of net realized
      gains on investments
      Total distributions
Net asset value, end of year
Total return
Ratios and supplemental data:
    Net assets at end of year (in thousands)
    Ratio of expenses to average net assets
    Ratio of net investment income (loss) to
      average net assets
    Portfolio turnover rate

                                      ATSF
                      VLAG- 4 Value Line Aggressive Growth

---------------------
This portfolio may be appropriate for the investor who seeks capital appreciation over the long term; is willing to take on the increased risks of investing in smaller and medium-sized, less established companies in exchange for potentially higher capital appreciation; can withstand substantial volatility in the value of his shares of the portfolio; and wish to add to his personal holdings a portfolio that invests primarily in common stocks of emerging growth companies.

Van Kampen Emerging Growth
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The portfolio's sub-adviser, Van Kampen Asset Management Inc. (Van Kampen), seeks to achieve the portfolio's objective by investing:



 - At least 80% of the portfolio's total assets in common stocks of emerging growth companies. Emerging growth companies are those domestic or foreign companies that Van Kampen believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies. Investing in emerging growth companies involves risks not ordinarily associated with investments in other companies.


                - Options

                - Futures

               Van Kampen invests at least 65% of the portfolio's assets (under normal market conditions) in common stocks of companies that are in the early stages of their life cycle, and are believed by Van Kampen to have rising earnings estimates and valuations. Some securities may have above average price volatility. Van Kampen attempts to reduce overall exposure to risk from declines in the security prices by spreading the portfolio's investments over many different companies in a variety of industries.

Van Kampen will utilize options on securities, futures contracts and options thereon in several different ways, depending upon the status of the portfolio's investment portfolio and its expectations concerning the securities market. Van Kampen will invest up to 20% of the portfolio's total assets in securities of foreign issuers.

In times of stable or rising stock prices, the portfolio generally seeks to be fully invested. Even when the portfolio is fully invested, Van Kampen believes that at least a small portfolio of assets will be held as cash or cash equivalents to honor redemption requests and for other short-term needs.

The amount of portfolio assets invested in cash equivalents does not fluctuate with stock market prices, so that, in times of rising market prices, the portfolio may underperform the market in proportion to the amount of cash equivalents in its portfolio. By purchasing stock index futures contracts, stock index call options, or call options on stock index futures contracts, however, the portfolio can seek to "equalize" the cash portion of its assets and obtain performance that is equivalent to investing 100% in equity securities.

                                      ATSF


                       VKEG- 1 Van Kampen Emerging Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks a portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.

INVESTING AGGRESSIVELY


- The value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.



- Rights, options and futures contracts may not be exercised and may expire worthless.



- Warrants and rights may be less liquid than stocks.



- Use of futures and other derivatives may make the portfolio more volatile.


FUTURES AND OPTIONS

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:


 - Inaccurate market predictions



 - Imperfect correlation



 - Illiquidity



 - Tax considerations


EMERGING GROWTH COMPANIES

Companies that Van Kampen believes are emerging growth companies are often companies with accelerating or higher than average rates of earnings growth, or companies with new or limited products, services, markets, distribution channels or financial resources, or the management of such companies may be dependent upon one or a few key people, or the companies have other special circumstances. The stocks of emerging growth companies can be subject to more abrupt or erratic market movements than the stock market in general.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------


The bar chart and table below give an indication of the portfolio's risk and performance. The chart shows changes in the portfolio's performance from year to year. The performance calculations do not reflect charges or deductions under the policies or the annuity contracts. These fees and expenses would lower investment performance. The Table shows how the portfolio's average annual returns for the periods indicated compare to those of a broad measure of market performance.



TOTAL RETURN


(per calendar year)

[PERFORMANCE GRAPH]

1994                                                                             -7.36
1995                                                                             46.79
1996                                                                             18.88
1997                                                                             21.45
1998                                                                             37.33
1999                                                                            105.16
2000                                                                            -11.92
2001


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                       Highest:          %       Quarter


                        Lowest:          %       Quarter


                          AVERAGE ANNUAL TOTAL RETURNS


                  (For Calendar Year ended December 31, 2001)



                                                  10 YEARS
                                                    SINCE
                                                  INCEPTION
                            1 YEAR   5 YEARS       (DATE)
                            ------   -------   ---------------
[Portfolio Name]
(Benchmark)


                                      ATSF


                       VKEG- 2 Van Kampen Emerging Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATF Advisers)

SUB-ADVISER: Van Kampen Asset Management, Inc.

ADVISORY FEE: as a percentage of the portfolio's average daily net assets -- 0.80%.

PORTFOLIO MANAGER:
GARY M. LEWIS leads an investment team and is primarily responsible for the day to day management of this portfolio. Mr. Lewis has been senior vice president of Van Kampen since October, 1995.

[QUESTIONMARK ICON]

SIMILAR SUB-ADVISER PERFORMANCE

-----------------------------------------------------------------


                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITH SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Van Kampen Emerging    Van Kampen Emerging                    $
  Growth                 Growth(1)



                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                              (WITHOUT SALES LOADS)
                                                              -----------------------------------------------------
                                                  INCEPTION    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   ---------   --------   --------   --------   --------------------
Van Kampen Emerging    Van Kampen Emerging                    $
  Growth                 Growth(2)



(1)Total returns are for Class A shares of the Van Kampen Emerging Growth fund and reflect a deduction of a 5.75% front end sales load and an annual 12b-1 fee of up to 0.25%. The fund also has Class B and Class C shares with different sales loads and annual 12b-1 fees. Calculating total return with those sales loads may have resulted in lower total returns. The Fund's performance during the one-year period ended December 31, 1999 is largely attributable to investments in the technology sector, which performed favorably for the period. This performance was achieved during a rising market, and there is no guarantee that this performance record or the circumstances leading to it can be replicated in the future. As the Fund expects to have a substantial portion of its assets invested in equity securities of emerging growth companies, the Fund will be subject to more volatility and erratic movements than the market in general.


(2)[TO COME]


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.


                                      ATSF


                       VKEG- 3 Van Kampen Emerging Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

This financial highlights table is intended to help you understand the portfolio's performance for the past 5 years (or, if shorter, the period of the portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in each portfolio (assuming reinvestment of all distributions). The information through December 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request by calling the Fund at 1-800-851-9777.



                                                              FOR THE YEAR ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2001         2000          1999         1998        1997
                                                --------    ----------    ----------    --------    --------
Net asset value, beginning of year              $           $    46.01    $    26.92    $  20.37    $  18.46
  Income from operations:
    Net investment income (loss)                                 (0.13)        (0.15)      (0.08)      (0.05)
    Net realized and unrealized gain (loss) on
      investments                                                (4.55)        26.83        7.56        4.03
                                                --------    ----------    ----------    --------    --------
    Net income (loss) from operations                            (4.68)        26.68        7.48        3.98
                                                --------    ----------    ----------    --------    --------
  Distributions:
    Dividends from net investment income                         (0.28)         0.00        0.00        0.00
    Dividends in excess of net investment
      income                                                     (0.13)        (0.21)       0.00        0.00
    Distributions from net realized gains on
      investments                                               (11.26)        (7.38)      (0.93)      (2.07)
    Distributions in excess of net realized
      gains on investments                                        0.00          0.00        0.00        0.00
                                                --------    ----------    ----------    --------    --------
      Total distributions                                       (11.67)        (7.59)      (0.93)      (2.07)
                                                --------    ----------    ----------    --------    --------
Net asset value, end of year                    $           $    29.96    $    46.01    $  26.92    $  20.37
                                                ========    ==========    ==========    ========    ========
Total return                                            %       (11.92)%      105.16%      37.33%      21.45%
Ratios and supplemental data:
    Net assets and end of year (in thousands)   $           $1,840,848    $1,916,025    $853,440    $592,003
    Ratio of expenses to average net assets             %         0.85%         0.87%       0.89%       0.93%
    Ratio of net investment income (loss) to
      average net assets                                %        (0.26)%       (0.44)%     (0.36)%     (0.27)%
    Portfolio turnover rate                             %       120.78%       117.72%      99.50%      99.78%


                                      ATSF


                       VKEG- 4 Van Kampen Emerging Growth

---------------------
This Portfolio may be appropriate for the investor who seeks:
 - A conservative investment
 - Current income
 - Preservation of capital

Van Kampen Money Market
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks to provide current income, preservation of capital and liquidity through investment in short-term money market securities.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Morgan Stanley Asset Management, seeks to achieve its investment objective by investing in the following types of high quality money market securities that present minimal credit risks:

 - U.S. government securities, including Treasuries and bonds and notes issued by government agencies or government-sponsored entities such as the Federal Home Loan Bank, Government National Mortgage Association (GNMA or "Ginnie Mae"), Federal National Mortgage Association (FNMA or "Fannie Mae") and Student Loan Marketing Association (SLMA or "Sallie Mae")

 - certificates of deposit, bankers' acceptances and other obligations issued or guaranteed by bank holding companies in the U.S. and their subsidiaries

 - U.S. dollar-denominated obligations ("Eurodollar obligations") of bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank

 - commercial paper and other short-term obligations issued by U.S. and foreign corporations

 - repurchase agreements

The portfolio invests in money-market securities with remaining maturities of 13 months or less and with a dollar-weighted average maturity of 90 days or less. The portfolio's investments are limited to those securities that meet maturity, quality and diversification standards with which money market funds must comply. In selecting securities for investment, the sub-adviser seeks to invest in those securities that it believes entail reasonable risk considered in relation to the portfolio's investment policies.

                                      ATSF
                        VKMM- 1 Van Kampen Money Market

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

INTEREST RATE CHANGES

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

In addition, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Portfolio.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                        VKMM- 2 Van Kampen Money Market

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Morgan Stanley Asset Management

SUB-ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
0.50%

PORTFOLIO MANAGER: (to come)

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                        VKMM- 3 Van Kampen Money Market

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio, as it commenced operations on May 1, 2002.

                                      ATSF
                        VKMM- 4 Van Kampen Money Market

---------------------
This portfolio may be appropriate for the investor who seeks:
 - A relatively conservative equity investment
 - Long-term growth of capital and income
---------------------
MARKET CAPITALIZATION is the most commonly used measure of the size and value of a company. It is the total value of a company's stock in the marketplace and is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Generally, large-cap companies have market capitalizations in excess of $5 billion; mid-cap companies have market capitalizations ranging from $1.5 billion to $5 billion; and small-cap companies have market capitalizations ranging from $150 million to $1.5 billion.

Capital Guardian Value
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks to provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts ("ADRs") and other U.S. registered foreign securities.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The portfolio's sub-adviser, Capital Guardian Trust Company, normally will invest at least 80% in common stocks (or securities convertible into or exchangeable for common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.


The portfolio can also hold cash, invest in cash equivalents and U.S. government securities when prevailing market and economic conditions indicate that it is desirable to do so. The portfolio intends to remain fully invested; however, cash and cash equivalents may be held for defensive purposes.

In selecting securities for purchase or sale by the portfolio, the portfolio's investment adviser uses a "value" approach to investing, and searches for securities of companies it believes exhibit one or more "value" characteristics relative to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The "value" characteristics include below market price to earnings ratios, below market price to book ratios, and equal to or above market dividend yields.

Based on the research carried out by the sub-adviser's analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given sector reflects the managers' and analysts' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

                                      ATSF
                         CGV- 1 Capital Guardian Value

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing the portfolio that invests in these companies to increase in value more rapidly than the portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value

                                      ATSF
                         CGV- 2 Capital Guardian Value
stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                         CGV- 3 Capital Guardian Value

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Capital Guardian Trust Company

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.85% of the first $300 million; 0.80% over $300 million up to $500 million; and 0.775% of assets over $500 million.

PORTFOLIO MANAGER: A team of portfolio managers manage this portfolio. The sub-adviser Uses a multiple portfolio manager system under which each portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of each portfolio is managed by a group of investment research analysts.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                         CGV- 4 Capital Guardian Value

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                         CGV- 5 Capital Guardian Value

---------------------
This portfolio may be appropriate for the investor who seeks:
 - Growth of capital over the long term and are willing to assume the risk of short-term share price fluctuations

Jennison Growth Portfolio
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Jennison, seeks to achieve the portfolio's objective by investing substantially all, but at least 65%, of its total assets in equity securities, principally common stocks, preferred stocks, warrants, rights and depositary receipts, of U.S. companies with market capitalizations of at least $1 billion and above average prospects for growth. These companies are generally medium-to large-capitalization companies.

In general, the portfolio stays fully invested in stocks and does not try to time the market. The sub-adviser uses a bottom up approach, researching and evaluating individual companies, to manage the portfolio's investments.

In selecting stocks for the portfolio, the investment adviser looks for companies with the following financial characteristics:

 - Superior absolute and relative earnings growth

 - Above average revenue and earnings per share growth

 - Sustainable or improving profitability

 - Strong balance sheets

In addition, the sub-adviser looks for companies that have actually achieved or exceeded expected earnings results and are attractively valued relative to their growth prospects. Earnings predictability and confidence in earnings forecasts are important parts of the selection process. Securities in which the portfolio invests have historically been more volatile than the S&P 500 Index. In addition, companies that have an earnings growth ratio higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them, so the portfolio is not likely to receive significant dividend income on its investments. The sub-adviser focuses on stocks of companies that have distinct attributes such as:

 - Strong market position with a defensible franchise

 - Unique marketing competence

 - Strong research and development leading to superior new product flow

 - Capable and disciplined management

Such companies generally trade at high prices relative to their current earnings. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers. For purposes of the 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.

The portfolio may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and are favorably valued.

                                      ATSF
                            JNGR- 1 Jennison Growth

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                            JNGR- 2 Jennison Growth

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Jennison Associates LLC

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.85% of the portfolio's average daily net assets.

PORTFOLIO MANAGER: Kathleen McCarragher and Michael A. Del Balso serve as co-managers of this portfolio.

Ms. McCarragher is an Executive Vice President of Jennison, and is also Jennison's Growth Equity Investment Strategist. Ms. McCarragher joined Jennison on 1998 after a 17-year investment career, including positions at Weiss, Peck & Greer L.L.C. (1992 to 1998) as a portfolio manager and State Street Research & Management Company, where she was a member of the Investment Committee.
Mr. Del Balso is an Executive Vice President of Jennison, where he as been part of the investment team since 1972. He is also Jennison's Director of Equity Research.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                            JNGR- 3 Jennison Growth

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio, as it commenced operations on May 1, 2002.

                                      ATSF
                            JNGR- 4 Jennison Growth

---------------------
This portfolio may be appropriate for the investor who seeks:
 - Long-term growth of capital
 - A less conservative investment with greater risk and reward potential than a portfolio investing in large-capitalization companies

Dreyfus Small Cap Value
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks capital growth by investing in companies with a median-capitalization of approximately $750 million, with at least 80% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The Portfolio normally invests in "value" companies. The investment adviser uses its own research and computer models to identify by various measures those companies that appear to be underpriced, but have good prospects for capital growth and dividend growth.

In selecting investments, the investment adviser generally favors companies with the following:

 - relatively low price-to-book ratios

 - low price-to-earnings ratios

 - higher-than-average dividend payments in relation to price

Because a company could remain undervalued for years, value investors search for factors that could trigger a rise in price, including new products or markets, opportunities for greater market share and more effective management.

Most of the Portfolio's assets will be invested in equity securities, primarily common stocks of U.S. issuers. Normally, the Portfolio will not invest more than 20% of its total assets in foreign securities.

                                      ATSF
                        DSCV- 1 Dreyfus Small Cap Value

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

The Portfolio's emphasis on stocks of companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may also decline in value when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                        DSCV- 2 Dreyfus Small Cap Value

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: Aegon/Transamerica Fund Advisers, Inc.

SUB-ADVISER: The Dreyfus Corporation

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%

PORTFOLIO MANAGER:

PETER L. HIGGINS serves as portfolio manager for this portfolio. Mr. Higgins has been employed by The Boston Company, Inc., a subsidiary of Mellon Bank Corporation, since August 1988 and by Dreyfus since February 1996.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                        DSCV- 3 Dreyfus Small Cap Value

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                        DSCV- 4 Dreyfus Small Cap Value

---------------------
This portfolio may be appropriate for the investor who seeks:
 - A relatively conservative equity investment
 - Substantial dividend income along with long-term capital growth

T. Rowe Price Equity Income
[BULLSEYE ICON]
OBJECTIVE
---------------------------

The portfolio seeks to provide substantial dividend income as well as long-term growth of capital by primarily investing in the dividend-paying common stocks of established companies.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, T. Rowe Price & Associates, seeks to achieve the portfolio's objective by primarily investing in common stocks of well-established companies paying above-average dividends.

The sub-adviser typically employs a "value" approach in selecting investments. The sub-adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the sub-adviser generally favors companies with the following:

 - an established operating history

 - above-average dividend yield relative to the S&P 500 Index

 - low price-to-earnings ratio relative to the S&P 500 Index

 - a sound balance sheet and other positive financial characteristics

 - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises

Most of the portfolio's assets will be invested in U.S. common stocks. However, the portfolio may also invest in foreign securities (up to 25% of total assets) and other securities, including debt securities, in keeping with its investment objective.

                                      ATSF
                      TRPEI- 1 T. Rowe Price Equity Income

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                      TRPEI- 2 T. Rowe Price Equity Income

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: T. Rowe Price Associates, Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%

PORTFOLIO MANAGER:

BRIAN C. ROGERS, a Managing Director of T. Rowe Price, manages the portfolio day-to-day and has been Chairman of the portfolio's Investment Advisory Committee since 1995. He joined T. Rowe in 1982 and has been managing investments since 1983.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                      TRPEI- 3 T. Rowe Price Equity Income

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                      TRPEI- 4 T. Rowe Price Equity Income

---------------------
This portfolio may be appropriate for the investor who seeks:
 - A moderate risk investment
 - Long-term growth of capital

T. Rowe Price Growth Stock
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser seeks to achieve the portfolio's objective by investing primarily, and under normal circumstances not less than 80% of its assets in the common stocks of a diversified group of growth companies. The sub-adviser normally (but not always) seeks investments in companies that have the ability to pay increasing dividends. The sub-adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, the sub-adviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

Most of the portfolio's assets will be invested in U.S. common stocks. The sub-adviser may also invest in foreign securities (up to 30% of its total assets).

                                      ATSF
                      TRPGS- 1 T. Rowe Price Growth Stock

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                      TRPGS- 2 T. Rowe Price Growth Stock

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: T. Rowe Price Associates, Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%

PORTFOLIO MANAGER:

ROBERT W. SMITH, a Managing Director of T. Rowe Price, manages the portfolio day-to-day and has been Chairman of the portfolio's Investment Advisory Committee since 1997. He joined T. Rowe Price in 1992 as an equity analyst.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                      TRPGS- 3 T. Rowe Price Growth Stock

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                      TRPGS- 4 T. Rowe Price Growth Stock

---------------------
This portfolio may be appropriate for the investor who seeks:
 - A slightly higher return than the S&P 500 Index with a comparable level of risk
---------------------
The S&P 500 INDEX is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized publicly traded companies and is often used to indicate the performance of the overall stock market.

J.P. Morgan Enhanced Index
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, J.P. Morgan, seeks to achieve the portfolio's objective by investing at least 80% of its assets in large- and medium-capitalization U.S. companies but may invest in foreign companies included in the S&P 500 Index. Industry by industry, the Portfolio's weightings are similar to those of the S&P 500 Index. The Portfolio does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500 Index.

Within each industry, the portfolio's sub-adviser modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. The sub-adviser employs a three-step process in valuing stocks:

 - RESEARCH -- The sub-adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. A team of more than 20 analysts dedicated to U.S. equities, with an average of over ten years of experience, follows over 700 large- and medium-sized U.S. companies. The research goal is to provide insight into a company's real growth potential.

                - VALUATION -- The research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

 - STOCK SELECTION -- The portfolio's sub-adviser uses research and valuation rankings as a basis for choosing which stocks to buy and sell. In general, the sub-adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. This process results in an investment portfolio containing between 200 and 350 stocks. Along with attractive valuation, the sub-adviser often considers a number of other criteria, including:

   - catalysts that could trigger a rise in a stock's price

   - high potential reward compared to potential risk

   - temporary mispricings caused by market overreactions

The Portfolio invests at least 80% of its assets in equity securities, primarily common stocks. During ordinary market conditions, the Portfolio's sub-adviser will keep the Portfolio as fully invested as practicable in equity securities. The Portfolio may invest up to 20% of its assets in short-term fixed income instruments including:

 - U.S. government securities

 - bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank

 - commercial paper and other short-term obligations of, and variable amount master demand notes and variable rate notes issued by, U.S. and foreign corporations

 - repurchase agreements

 - short-term bonds and notes with remaining maturities of 13 months or less

                                      ATSF
                      JPMEI- 1 J.P. Morgan Enhanced Index

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operations for one full calendar year, performance history is not included.

                                      ATSF
                      JPMEI- 2 J.P. Morgan Enhanced Index

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: J.P. Morgan Investment Management Inc.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.75%

PORTFOLIO MANAGER: An investment advisory group makes the portfolio's day-to-day investment decisions. The advisory group also manages the J.P. Morgan Smart Index Fund.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                      JPMEI- 3 J.P. Morgan Enhanced Index

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                      JPMEI- 4 J.P. Morgan Enhanced Index

---------------------
This portfolio may be appropriate for the investor who seeks:
 - Long-term growth of capital and is willing to accept the risk of potential sizeable stock market volatility

Janus Growth II
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, Janus Capital Corporation, seeks to achieve the portfolio's objective by investing substantially all of its assets in common stocks selected for their growth potential. The Portfolio invests in industries and companies that the investment adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The sub-adviser's analysis and selection process focuses on stocks issued by companies with earnings growth potential, especially those that may not be recognized by the market. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest up to 25% of its total assets in foreign securities including foreign debt securities.

The sub-adviser applies a bottom-up approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. Securities are selected solely for their growth potential. Investment income and dividend payments are not a factor. If the investment adviser is unable to find sufficient investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

In an attempt to protect the Portfolio against unfavorable changes in the value of the U.S. dollar versus foreign currencies, the Portfolio may also engage in foreign currency transactions, particularly in foreign currency forward contracts. It may also purchase or sell foreign currency on a spot basis to facilitate trades.

                                      ATSF
                            JGRII- 1 Janus Growth II

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from U.S. markets.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

[GRAPH ICON]
PAST PERFORMANCE
----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                            JGRII- 2 Janus Growth II

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Janus Capital Corporation

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80%

PORTFOLIO MANAGER:

EDWARD KEELY, CFA, a Vice President at Janus, has managed this portfolio since 2000. Prior to that date, he served as co-manager of this portfolio. He also manages the Fund's Growth Portfolio. Prior to joining Janus in 1998, Mr. Keely was Senior Vice President of Investments at Founders Asset Management where he was also the portfolio manager of Founders Growth Fund from 1994 to 1998.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                            JGRII- 3 Janus Growth II

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                            JGRII- 4 Janus Growth II

---------------------
This portfolio may be appropriate for the investor who seeks:
 - Long-term growth of capital and are willing to assume the risk of short-term price fluctuations

Capital Guardian U.S. Equity
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to provide long-term growth of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio invests at least 80% of its assets in common stocks (or securities convertible or exchangeable into common stocks) and preferred stocks of U.S. companies and securities of companies whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities) with market capitalization greater than $1.5 billion at the time of purchase. The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income.

Based on the research carried out by the sub-adviser's analysts, portfolio managers look across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. The Portfolio may purchase both "value" and "growth" stocks. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given sector reflects the managers' and analysts' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the Portfolio may invest all or a portion of its assets in preferred stocks, bonds, cash and cash equivalents. The sub-adviser's judgment regarding the current investment outlook will determine the relative amounts to be invested in these different asset classes.

                                      ATSF
                     CGUSE- 1 Capital Guardian U.S. Equity

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                     CGUSE- 2 Capital Guardian U.S. Equity

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Capital Guardian Trust Company

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.85% of the first $300 million; 0.80% on assets over $300 million up to $500 million; and .775% on assets over $500 million.

PORTFOLIO MANAGER: Capital Guardian uses a multiple portfolio manager system under which the portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of the portfolio is managed by a group of investment research analysts.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                     CGUSE- 3 Capital Guardian U.S. Equity

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                     CGUSE- 4 Capital Guardian U.S. Equity

---------------------
This portfolio may be appropriate for the investor who seeks:
 - Long-term growth of capital and income through investments in securities markets throughout the world

Capital Guardian Global
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to provide long-term growth of capital and income.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The Portfolio normally will invest in a portfolio consisting primarily of common stocks and preferred stocks (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase. Although the Portfolio intends to concentrate its investments in such issues, the Portfolio may invest in cash, cash equivalents and government securities, when prevailing market and economic conditions indicate that it is desirable to do so. While the assets of the Portfolio can be invested with geographical flexibility, the emphasis will be on securities of companies located in the U.S., Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States. The Portfolio may also invest up to 10% of its assets in the securities of developing country issuers.

Based on the research carried out by the sub-adviser's equity analysts, portfolio managers look across countries and industry sectors in selecting stocks for the Portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time. The Portfolio may purchase both "value" and "growth" stocks. In keeping with the investment adviser's bottom-up philosophy, the weighting for any given country or sector reflects the analysts' assessments and outlooks for individual companies within that country or sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

                                      ATSF
                         CGG- 1 Capital Guardian Global

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. markets.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

Investments in emerging markets include all of the risks of investments in foreign securities and are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than
                                      ATSF
                         CGG- 2 Capital Guardian Global
developed markets, and significantly greater risks, to investors.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Capital Guardian Trust Company

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 1.05% of the first $150 million; 1.00 of assets over $150 million up to $300 million; 0.95% of assets over $300 million up to $500 million; and 0.925 on assets over $500 million.

PORTFOLIO MANAGER: Capital Guardian uses a multiple portfolio manager system under which the portfolio is divided into several segments. Each segment is individually managed with the portfolio manager free to decide on company and industry selection as well as valuation and transaction assessment. An additional portion of the portfolio is managed by a group of investment research analysts.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                         CGG- 3 Capital Guardian Global

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                         CGG- 4 Capital Guardian Global

---------------------
This Portfolio may be appropriate for the investor who seeks:
 - A conservative investment
 - Long-term total return from dividend and capital growth of primarily U.S. government securities


Transamerica U.S. Government Securities

[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The Portfolio invests under normal circumstances at least 80% of its assets in U.S. government securities. These securities include:

 - U.S. Treasury obligations

 - obligations issued by or guaranteed by U.S. government agencies or government-sponsored entities

 - mortgage-backed securities guaranteed by Ginnie Mae or other U.S. government agencies or government-sponsored entities such as Sallie Mae or Fannie Mae

 - collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by the U.S. government or its agencies and government-sponsored entities

The average weighted maturity for these U.S. government security obligations will generally range from three to seven years.

               The Portfolio may invest the remaining portion of its assets in:

                - investment grade corporate bonds

                - short-term corporate debt securities

 - non-mortgage-backed securities such as motor vehicle installment purchase obligations, credit card receivables, corporate convertible and non-convertible fixed and variable rate bonds

 - high yield debt securities (up to 20% of the Portfolio's total assets) so long as they are consistent with the Portfolio's objective (The weighted average maturity of such obligations will generally range from two to ten years.)

 - high quality money-market securities

 - debt securities (up to 20% of the Portfolio's total assets), including securities denominated in foreign currencies, of foreign issuers (including foreign governments) in developed countries

 - U.S. dollar-denominated obligations issued by foreign branches of U.S. banks and domestic branches of foreign banks (up to 20% of the Portfolio's total assets)

 - zero-coupon bonds

The Portfolio invests in debt obligations that the investment adviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. In choosing securities, the investment adviser uses a combination of quantitative and fundamental research, including analysis of the credit worthiness of issuers and the rates of interest offered by various issuers.

The Portfolio's investment adviser may also engage in options and futures transactions and interest rate swap transactions in an attempt to hedge the Portfolio's investments against adverse changes in interest rates. The Portfolio may also purchase securities on a when-issued, delayed delivery or forward commitment basis.

                                      ATSF

                TUSGS- 1 Transamerica U.S. Government Securities

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. The portfolio with high yield debt securities may be more susceptible to credit risk and market risk than The portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, The portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

You should understand that high yield securities are not generally meant for short-term investing. When The portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities. In the event of a failure of these securities to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

                                      ATSF

                TUSGS- 2 Transamerica U.S. Government Securities

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.


SUB-ADVISER: Transamerica Investment Management, L.L.C.


ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.65%

PORTFOLIO MANAGER:


[TO COME]


[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF

                TUSGS- 3 Transamerica U.S. Government Securities

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF

                TUSGS- 4 Transamerica U.S. Government Securities

---------------------
This portfolio may be appropriate for the investor who seeks:
 - High current income and are willing to assume the risks of investing in junk bonds

MFS High Yield
[BULLSEYE ICON]
OBJECTIVE
---------------------------


This portfolio seeks to provide high current income by investing 80% of the portfolio's assets in a professionally managed diversified portfolio of fixed income securities some of which may involve equity features. Capital growth, if any, is a consideration incidental to the objective of high current income.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser, MFS, seeks to achieve this objective by investing, under normal market conditions, at least 80% of its total assets in high yield fixed income securities. Fixed income securities offering the high current income sought by the Portfolio generally are lower rated bonds. These bonds, commonly known as junk bonds, are assigned lower credit ratings by credit rating agencies or are unrated and considered by the investment adviser to be comparable to lower rated bonds. In analyzing debt securities, the investment adviser may purchase securities of any maturity.

While the Portfolio focuses its investments on long-and short-term fixed, contingent or variable interest rate bonds issued by corporations or other similar entities, it may invest in all types of debt and other fixed income securities including:

 - zero-coupon bonds, deferred interest bonds and pay-in-kind bonds

 - mortgage-backed securities

 - collateralized mortgage obligations

 - convertible securities

 - non-mortgage-backed securities (such as pools of motor vehicle installment purchase obligations and credit card receivables)

 - participations in bank loans to corporate borrowers

 - U.S. government securities including U.S. Treasury obligations

 - Brady bonds

 - commercial paper and other short-term corporate obligations

 - Eurodollar obligations

 - variable amount master demand notes and variable rate notes

The Portfolio may invest up to 25% of its net assets in foreign securities including foreign debt securities such as Eurodollar bonds and Yankee bonds. The Portfolio may invest in foreign securities of issuers located in emerging markets (up to 5% of net assets). The Portfolio may also engage in foreign currency transactions in order to attempt to hedge against adverse changes in currency exchange rates.

In selecting fixed income investments for the Portfolio, the sub-adviser considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio managers of the investment adviser's fixed income oriented funds (including the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, the sub-adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

                                      ATSF
                            MFSHY- 1 MFS High Yield

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

HIGH YIELD DEBT SECURITY RISK

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. The portfolio with high yield debt securities may be more susceptible to credit risk and market risk than The portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, The portfolio's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

You should understand that high yield securities are not generally meant for short-term investing. When The portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from U.S. markets.

EMERGING MARKETS RISK

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investment illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging markets countries may be required to establish special custody or other arrangements before investing.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                            MFSHY- 2 MFS High Yield

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Massachusetts Financial Services Company

ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
0.775%

PORTFOLIO MANAGER:

BERNARD SCOZZAFAVA, a Senior Vice President of MFS, is the portfolio manage for the portfolio. Mr. Scozzafava has been portfolio manager with MFS since 1989.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                    (WITH SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $

                                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                                   (WITHOUT SALES LOADS)
                                                                   -----------------------------------------------------
                                                                    TOTAL                                 10 YEARS
   ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND   INCEPTION DATE    ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
   --------------      ------------------------   --------------   --------   --------   --------   --------------------
                                                                   $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                            MFSHY- 3 MFS High Yield

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio as it commenced operations on May 1, 2002.

                                      ATSF
                            MFSHY- 4 MFS High Yield

---------------------
This portfolio may be appropriate for the investor who seeks:
 - A relatively conservative investment
 - Long-term growth of capital with reduced market volatility through asset allocation

Van Kampen Asset Allocation
[BULLSEYE ICON]
OBJECTIVE
---------------------------
This portfolio seeks to provide high total return through a managed asset allocation portfolio of equity, fixed income and money market securities. [CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The Portfolio is made up of three asset classes:

EQUITY -- The Portfolio's sub-adviser seeks to maximize long-term capital appreciation of the equity portion of the Portfolio by investing primarily in growth-oriented equity securities of large U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. This portion of the Portfolio invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. The investment adviser emphasizes individual security selection and may focus this portion of the Portfolio's holdings within the limits permissible for a diversified fund.

In selecting securities for the equity portion of the Portfolio, the Portfolio's sub-adviser continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the investment adviser closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations.
               Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

               FIXED INCOME -- The following instruments make up the fixed income portion of the Portfolio:

                - U.S. government securities

                - collateralized mortgage obligations ("CMOs") that are issued or guaranteed by the U.S. government, its agencies or government-sponsored entities or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or entity

 - CMOs that are not guaranteed by the U.S. government, its agencies or government-sponsored entities

 - high grade corporate and mortgage-backed bonds with maturities typically ranging from two to thirty years

 - short-term bonds and notes with remaining maturities of thirteen months or less.

 - mortgage-backed securities, including GNMA certificates, and mortgage-backed bonds

 - zero-coupon bonds

The Portfolio may also invest in repurchase agreements, depositary receipts, forward commitments and may purchase and sell interest rate futures and options and futures on stock indices.

The dollar-weighted average maturity of such investments will generally range from three to ten years and the securities will, at time of purchase, have ratings within the four highest rating categories established by a nationally recognized rating agency, or if not rated, be of comparable quality as determined by the Portfolio's investment adviser. Although there is no minimum or maximum maturity for any individual security in the fixed income portion of the Portfolio, the Portfolio's investment adviser actively manages the interest rate risk of this portion within a range relative to the benchmark.

The Portfolio's investment adviser relies upon value measures to guide its decisions regarding sector and security selection for the fixed income portion of the Portfolio, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The investment adviser also measures various types of risk, focusing on the level of real interest rates, the shape of the yield curve, credit risk and prepayment risk. The investment adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

CASH -- This portion of the Portfolio is invested in high quality money market securities including U.S. government securities.

The Portfolio's investment adviser determines the appropriate weighting of each asset class and adjusts it periodically. There are no limits on the amount of investments in each asset class. In making adjustments to the asset allocation, the Portfolio's investment adviser uses its asset allocation model and integrates its view of the expected returns for each asset class, and factors in the stock, bond and money markets, interest rate and corporate earnings growth trends, and economic conditions.
                                      ATSF
                      VKAA- 1 Van Kampen Asset Allocation

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

INTEREST RATE RISK

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

CREDIT RISK

The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. The portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

MARKET CAPITALIZATION RISK

Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The portfolio may outperform or underperform other funds that employ a different investment style. The portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

                                      ATSF
                      VKAA- 2 Van Kampen Asset Allocation

Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                      VKAA- 3 Van Kampen Asset Allocation

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Series Fund, Inc.

SUB-ADVISER: Morgan Stanley Asset Management

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.75%

PORTFOLIO MANAGER:

WILLIAM S. AUSLANDER, a Principal of Morgan Stanley and a portfolio manager of the Institutional Equity Group leads an investment team for the portfolio. Mr. Auslander joined Morgan Stanley in 1995, and manages other portfolios for Morgan Stanley.

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $


For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF
                      VKAA- 4 Van Kampen Asset Allocation

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF
                      VKAA- 5 Van Kampen Asset Allocation

---------------------

This portfolio may be appropriate for the investor who seeks:
(To Come)

---------------------

When investment advisers use a "top-down" approach, they (To Come).



Van Kampen Active International Allocation Portfolio

[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to provide long-term capital appreciation by investing primarily in, in accordance with country and sector weightings determined by Morgan Stanley Investment Management, in equity securities of non-U.S. issuers which in the aggregate, replicate broad market indices.


[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------


The Portfolio's sub-adviser, Morgan Stanley Investment Management seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The sub-adviser seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.



The sub-adviser focuses mainly on the industrialized countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"). EAFE countries include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore.



The sub-adviser views each country and sector as a unique investment opportunity and evaluates prospects for value, growth, inflation, interest rates, corporate earnings, liquidity and risk characteristics, investor sentiment and economic and currency outlook. The sub-adviser -- on an ongoing basis -- establishes the proportion or weighting for each country (e.g., overweight, underweight or neutral) relative to the MSCI EAFE Index and may also choose to overweight or underweight particular sectors, such as telecommunications or banking, within each country or region. The sub-adviser invests the Portfolio's assets within each country and/or sector based on its assigned weighting. The Portfolio may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. The sub-adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


                                      ATSF

              VKAIA- 1 Van Kampen Active International Allocation

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

MARKET RISK

The portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the portfolio's sub-adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The portfolio could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

FOREIGN INVESTMENT RISK

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

MARKET CAPITALIZATION RISK


Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing The portfolio that invests in these companies to increase in value more rapidly than The portfolio that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies.


YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

                                      ATSF

              VKAIA- 2 Van Kampen Active International Allocation

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.


SUB-ADVISER: Morgan Stanley Investment Management


ADVISORY FEE:

PORTFOLIO MANAGER:

[QUESTIONMARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
-----------------------------------------------------------------

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                                (WITH SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

                                                                            AVERAGE ANNUAL TOTAL RETURN
                                                                               (WITHOUT SALES LOADS)
                                                               -----------------------------------------------------
                                                   INCEPTION    TOTAL                                 10 YEARS
    ATSF PORTFOLIO      SIMILAR SUB-ADVISER FUND     DATE       ASSETS     1 YEAR    5 YEARS    (OR SINCE INCEPTION)
    --------------      ------------------------   ---------   --------   --------   --------   --------------------
                                                               $

For a complete discussion of similar sub-adviser performance, please see the Performance Information section of this prospectus.

                                      ATSF

              VKAIA- 3 Van Kampen Active International Allocation

[MONEY ICON]
FINANCIAL HIGHLIGHTS
--------------------------------

Financial Highlights are not included for this portfolio, as it commenced operations on May 1, 2002.

                                      ATSF

              VKAIA- 4 Van Kampen Active International Allocation

---------------------
This portfolio may be appropriate for the investor who has an investment time horizon of at least 5 years and is a conservative investor who seeks potential for growth but places a premium on capital preservation.


Protected Principal Stock

[BULLSEYE ICON]

OBJECTIVE

---------------------------


The portfolio seeks total return.


[CHESSPIECE ICON]

PRINCIPLE INVESTMENT STRATEGIES

---------------------------------------------------------------

The portfolio's sub-adviser, Gateway Investment Adviser, L.P. (Gateway) seeks to achieve this objective by investing principally in:

 - Stocks


The portfolio seeks to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. Historically, investments in equities have produced higher rates of return than fixed income investments. While providing higher returns, equity investments ten toward greater fluctuations in value over time, this being significantly more volatile than fixed income investments. The portfolio undertakes active measures to reduce equity volatility while investing almost all of its assets in equities.



               The portfolio invests primarily in the 500 stocks included in the S&P 500 index, and in virtually the same proportion as the index. It then writes call options on the index rather than on individual stocks included in the index in its portfolio.
Additionally, the portfolio buys index put options that can protect the portfolio from a significant market decline over a short period of time. Gateway attempts to keep a correlation of 0.99 between the composition of the portfolio and that of the index. The portfolio may also invest in cash or cash equivalents.



OFFERING PHASE


This portfolio has a calendar quarterly access for new purchases. Each quarter will have an Offering Phase of approximately three months. Each Offering Phase will start on the first business day or following the fourth calendar day of the calendar quarter. Each Offering Phase will end on the first business day on or preceding the fourth calendar day preceding the end of the calendar quarter. Investment into the portfolio will occur on the first business day of the calendar quarter following each Offering Phase (Investment Date).

The initial Offering Phase will run from           to           . All monies
invested during the Offering Phase must be received no later than           .

You may only invest in the portfolio during the Offering Phase except in connection with reinvestment of dividends and the Offering Phase.


GUARANTEE


Investors receive a guarantee from the insurance company that on the Maturity Date they will receive no less than the value of their separate account investment directed to the portfolio as of the last day of the Offering Phase, adjusted for certain charges (Guarantee). Please see the prospectus for the product that you have chosen for further information on the Guarantee.


STEP-UP


Starting           and then thereafter annually, current investors of the
portfolio will have the option of stepping up or "banking" their increase in account value. By electing this option, an investor will change the amount in his or her account that is guaranteed. The new guaranteed amount will be the account value at the end of the day on the step-up date. The Guaranteed Period will restart effective the step-up date.


                                      ATSF


                        PPS- 1 Protected Principal Stock

[STOPLITE ICON]
PRINCIPAL RISKS
-----------------------------------


STOCKS


(Pick up disclosure from another portfolio)


MARKET RISK


(Pick up from another portfolio)

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!
[GRAPH ICON]

PAST PERFORMANCE

-----------------------------------------


Because the portfolio has not been in operation for one full calendar year, performance history is not included.



                                      ATSF


                        PPS- 2 Protected Principal Stock

[BRIEFCASE ICON]

MANAGEMENT

--------------------------------


INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.


SUB-ADVISER: Gateway Investment Advisers, L.P.

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.80% of the first $100 million; 0.75% of assets over $100 million

PORTFOLIO MANAGER:


(Information to come)


[MONEY ICON]

FINANCIAL HIGHLIGHTS

---------------------------------------------


Information is not included for this portfolio as it commenced operations on May 1, 2002.



                                      ATSF


                        PPS- 3 Protected Principal Stock

Additional Information -- All Portfolios
[QUESTION ICON]
MANAGEMENT
--------------------------------
The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the fund is contained in the SAI.
AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carilon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. The investment adviser is a direct, wholly-owned subsidiary of Western Reserve which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by AEGON, USA, Inc. AEGON USA, Inc. is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.
Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.
The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to:
(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2) materially change the terms of any sub-advisory agreement; and
(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.
EXPENSE REIMBURSEMENT
AEGON/Transamerica Advisers has entered into an expense limitation agreement with the Fund on behalf of each applicable portfolio, pursuant to which AEGON/Transamerica Advisers has agreed to reimburse a portfolio for certain operating expenses so that the total annual operating expenses of each applicable portfolio do not exceed the total operating expenses specified for that portfolio (expense cap) in the portfolio's then-current SAI. The Fund, on behalf of an applicable portfolio, will at a later date, reimburse AEGON/Transamerica Advisers for operation expenses previously paid on behalf of such portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2001, and automatically renews for one-year terms unless AEGON/Transamerica Advisers provides written notice to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to AEGON/Transamerica Advisers.

                   1 Additional Information -- All Portfolios

[CHESSPIECE ICON]
EXPLANATION OF STRATEGIES AND RISKS
------------------------------------------------------

In the discussions of the individual portfolios included in this prospectus you found descriptions of the principal strategies and risks associated with each. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which they may invest, see the Statement of Additional Information ("SAI"), which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION AND CONCENTRATION

The 1940 Act classifies investment companies as either diversified or non-diversified. (If your portfolio is not diversified, it is noted in the portfolio's description of strategies and risks.)

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable portfolio.

The diversified portfolios are subject to the following diversification requirements (which are set forth in full in the SAI):

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.

 - As a fundamental policy governing concentration, no portfolio will invest 25% or more of its assets in any one particular industry, other than U.S. government securities.

A portfolio that is currently classified as "non-diversified" reserves the right to become diversified as defined by the 1940 Act.

CASH POSITION

A portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. It may not be able to meet its investment objective under those conditions.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


TEMPORARY DEFENSIVE POSITION


                   2 Additional Information -- All Portfolios

[GRAPH ICON]
PERFORMANCE INFORMATION
------------------------------------------------------

The Fund may include quotations of a portfolio's total return or yield in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return and yield quotations for a portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return and yield will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return and yield information for the separate accounts, policies or annuity contracts.

YIELD

Yield quotations for a portfolio refer to the income generated by a hypothetical investment in the portfolio over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

                   3 Additional Information -- All Portfolios

[QUESTION MARK ICON]
SIMILAR SUB-ADVISER PERFORMANCE
------------------------------------------------------------------

A portfolio may disclose in advertisements, supplemental sales literature, and reports to policyowners or to prospective investors total returns of an existing SEC-registered fund that is managed by the portfolio's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such portfolio (a "Similar Sub-Adviser Fund"). ALTHOUGH THE SIMILAR SUB-ADVISER FUNDS HAVE SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES AS THE DESIGNATED PORTFOLIO, AND ARE MANAGED BY THE SAME SUB-ADVISER AS THE DESIGNATED PORTFOLIO, YOU SHOULD NOT ASSUME THAT ANY PORTFOLIO WILL HAVE THE SAME FUTURE PERFORMANCE AS SIMILAR SUB-ADVISER FUNDS WHOSE TOTAL RETURNS ARE SHOWN. Each portfolio's future performance may be greater or less than the historical performance of the corresponding Similar Sub-Adviser Fund. There can be no assurance, and no representation is made, that the investment results of any portfolio will be comparable to the results of any of the Similar Sub-Adviser Funds or any other fund managed by WRL Management or any sub-adviser.

The tables included with certain portfolios in this prospectus set forth for such portfolio's respective Similar Sub-Adviser Fund, the fund's inception date, asset size, and the average annual total returns for the one, five and ten year periods (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2001.

These figures are based on the actual investment performance of the Similar Sub-Advisor Funds. Each Similar Sub-Adviser Fund has higher total expenses than its corresponding portfolio of the Fund. The average annual total returns for the Similar Sub-Adviser Funds are shown with and without the deductions of any applicable sales load. YOU SHOULD NOTE THAT THE PERFORMANCE OF THE SIMILAR SUB-ADVISER FUNDS DOES NOT REFLECT THE HISTORICAL PERFORMANCE OF ANY PORTFOLIOS.

THE PERFORMANCE OF SIMILAR SUB-ADVISER FUNDS DOES NOT REFLECT ANY OF THE CHARGES, FEES, AND EXPENSES IMPOSED UNDER THE POLICIES OR ANNUITY CONTRACTS. SUCH PERFORMANCE WOULD IN EACH CASE BE LOWER IF IT REFLECTED THESE CHARGES, FEES AND EXPENSES. SEE THE CONTRACT FORM OR DISCLOSURE DOCUMENT FOR THE POLICY OR ANNUITY CONTRACT. (THE DISCLOSURE DOCUMENTS FOR THE POLICY OR ANNUITY CONTRACT DESCRIBE SIMILAR SUB-ADVISOR FUNDS AS "SIMILAR SUB-ADVISER FUNDS.")

(See the SAI for more information about the portfolios' performance.)

                   4 Additional Information -- All Portfolios

[QUESTIONMARK ICON]
OTHER INFORMATION
------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

As described earlier in this prospectus, shares of the portfolios are intended to be sold to certain separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

VALUATION OF SHARES

Each portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.

Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.

Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

DIVIDENDS AND DISTRIBUTIONS

Each portfolio intends to distribute substantially all of its net investment income, if any. Dividends from investment income of a portfolio normally are declared daily and reinvested monthly in additional shares of the portfolio at net asset value. Distributions of net realized capital gains from security transactions normally are declared and paid in additional shares of the portfolio at the end of the fiscal year.

TAXES

Each portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each portfolio's intention to distribute all such income and gains.

Shares of each portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on each portfolio. Each portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

                   5 Additional Information -- All Portfolios

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Fund. The Plan permits the use of Fund assets to help finance the distribution of the shares of the portfolios. Under the Plan, the Fund, on behalf of the portfolios, is permitted to pay to various service providers up to 0.15% of the average daily net assets of each portfolio as payment for actual expenses incurred in connection with the distribution of the shares of the portfolios. Because these fees are paid out of Fund assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

As of the date of this prospectus, the Fund has not paid any distribution fees under the Plan and does not intend to do so before April 30, 2003. You will receive written notice prior to the payment of any fees under the Plan.

BROKERAGE ENHANCEMENT PLAN

The Fund and its shareholder has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each portfolio's shares. Under the Plan, the Fund will use recaptured commissions to pay for distribution expenses. Except for recaptured commissions, the portfolios do not incur any asset based or additional fees or charges under the Plan.

Under the Plan, the investment adviser will be authorized to direct sub-advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution will still apply to these transactions.) These broker-dealers have agreed to give a percentage of their commissions from the sale and purchases of securities to AFSG.

                   6 Additional Information -- All Portfolios

ADDITIONAL INFORMATION ABOUT THESE PORTFOLIOS IS CONTAINED IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2002, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THE LAST FISCAL YEAR.

YOU MAY ALSO CALL 1-800-851-9777 TO REQUEST THIS ADDITIONAL INFORMATION ABOUT THE FUND WITHOUT CHARGE OR TO MAKE SHAREHOLDER INQUIRIES.

OTHER INFORMATION ABOUT THESE PORTFOLIOS HAS BEEN FILED WITH AND IS AVAILABLE FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION. INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009.

REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. (WRL SERIES FUND FILE NO. 811-4419.)

FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS WITHOUT CHARGE, OR TO MAKE OTHER INQUIRIES

ABOUT THIS FUND, CALL THE NUMBER LISTED ABOVE.

(WRL SERIES FUND FILE NO. 811-4419.)

                                                              SAI


                                               AEGON/TRANSAMERICA
                                                SERIES FUND, INC.

                                                      May 1, 2002

               STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the portfolios that you are invested in of AEGON/Transamerica
Series Fund, Inc. (the "Fund").


                       INVESTMENT ADVISER:


                       AEGON/TRANSAMERICA
                       FUND ADVISERS, INC.

                          LOGO TO COME

THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL
INFORMATION RELATES IS MAY 1, 2002 AND THE DATE OF THIS STATEMENT
            OF ADDITIONAL INFORMATION IS MAY 1, 2002.

Table of Contents


-------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about each portfolio you
should know before investing

-------------------- FUND HISTORY

-------------------- INVESTMENT OBJECTIVES
                                                        INDIVIDUAL PORTFOLIO INFORMATION
                                                AB-1    AEGON Bond
                                               AAA-1    Aggressive Asset Allocation
                                               AAG-1    Alger Aggressive Growth
                                              ACGI-1    American Century Income & Growth
                                               ACI-1    American Century International
                                             BRGST-1    BlackRock Global Science & Technology
                                             BRLCV-1    BlackRock Large Cap Value
                                             BRMCG-1    BlackRock Mid Cap Growth
                                              CRES-1    Clarion Real Estate Securities
                                               CAA-1    Conservative Asset Allocation
                                               DMC-1    Dreyfus Mid Cap
                                               FGI-1    Federated Growth & Income
                                               GGG-1    Gabelli Global Growth
                                             GEUSE-1    GE U.S. Equity
                                               GSG-1    Goldman Sachs Growth
                                               GCA-1    Great Companies -- America(SM)
                                              GCT7-1    Great Companies -- Future(SM)
                                               GCG-1    Great Companies -- Global(2)
                                                JB-1    Janus Balanced
                                               JGL-1    Janus Global
                                               JGR-1    Janus Growth
                                            LKCMCG-1    LKCM Capital Growth
                                               STR-1    LKCM Strategic Total Return
                                               MAA-1    Moderate Asset Allocation
                                              MAAA-1    Moderately Aggressive Asset Allocation
                                                MN-1    Munder Net50
                                           PBHGMCG-1    PBHG Mid Cap Growth
                                           PBHGNWQ-1    PBHG/NWQ Large Cap Value Select
                                             PIMCO-1    PIMCO Total Return
                                               PPS-1    Protected Principal Stock
                                               SAC-1    Salomon All Cap
                                             TRPDG-1    T. Rowe Price Dividend Growth
                                             TRPSC-1    T. Rowe Price Small Cap
                                               TAV-1    Third Avenue Value
                                               TCS-1    Transamerica Convertible Securities
                                                TG-1    Transamerica Growth
                                               TMM-1    Transamerica Money Market
                                               TSC-1    Transamerica Small Company
                                               TVB-1    Transamerica Value Balanced
                                              VLAG-1    Value Line Aggressive Growth
                                              VKEG-1    Van Kampen Emerging Growth
                                                          [to be continued]

-------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
                                                        Lending
                                                        Borrowing
                                                        Short Sales
                                                        Foreign Securities


                                     TOC- 1

                                                       Foreign Bank Obligations
                                                       Forward Foreign Currency Contracts
                                                       When-issued, Delayed Settlement and Forward Delivery Securities
                                                       Repurchase and reverse Repurchase Agreements
                                                       Temporary Defensive Position
                                                       U.S. Government Securities
                                                       Non-Investment Grade Debt Securities
                                                       Convertible Securities
                                                       Investments in Futures, Options and Other Derivative Instruments
                                                       Zero Coupon, Pay-in-Kind and Step Coupon Securities
                                                       Warrants and Rights
                                                       Mortgage-Backed Securities
                                                       Asset-Backed Securities
                                                       Pass-Through Securities
                                                       Other Income Producing Securities
                                                       Illiquid and Restricted/144A Securities
                                                       Other Investment Companies
                                                       Bank and Thrift Obligations
                                                       Variable Rate Master Demand Notes
                                                       Debt Securities and Fixed-Income Investing
                                                       High Yield/High-Risk Securities
                                                       Trade Claims

-------------------- MANAGEMENT OF THE FUND
                                                       Directors and Officers
                                                       The Investment Adviser
                                                       The Sub-Advisers
                                                       Joint Trading Accounts
                                                       Personal Securities Transactions
                                                       Administrative and Transfer Agency Services

-------------------- PORTFOLIO TRANSACTIONS AND BROKERAGE
                                                       Portfolio Turnover
                                                       Placement of Portfolio Brokerage

-------------------- PURCHASE AND REDEMPTION OF SHARES
                                                       Determination of Offering Price
                                                       Net Asset Valuation

-------------------- CALCULATION OF PERFORMANCE RELATED INFORMATION
                                                       Total Return
                                                       Yield Quotations

-------------------- TAXES

-------------------- CAPITAL STOCK OF THE FUND

-------------------- REGISTRATION STATEMENT

-------------------- FINANCIAL STATEMENTS

-------------------- OTHER INFORMATION
                                                       Independent Certified Public Accountants
                                                       Custodian
                                                       Appendix A -- Description of Portfolio Securities
                                                       Appendix B -- Brief Explanation of Rating Categories


                                     TOC- 2

Investor Information

FUND HISTORY
-----------------------

The Fund was incorporated under the laws of the State of Maryland on August 21, 1985 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.

The Fund is intended to be sold to the separate accounts of life companies to fund benefits under variable life insurance policies or variable annuity contracts issued by AUSA Life Insurance Company, Inc. ("AUSA"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Life Insurance and Annuity Company, (the "Life Companies"). Shares may be offered to other life insurance companies in the future.

Because Fund shares are sold to separate accounts established to receive and invest premiums received under variable life insurance policies and purchase payments received under the variable annuity contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of the Life Companies to invest in the Fund simultaneously. Neither the Life Companies nor the Fund currently foresees any such disadvantages or conflicts, either to variable life insurance policyholders or to variable annuity contract owners. Any Life Company may notify the Fund's Board of a potential or existing conflict. The Fund's Board will then determine if a material conflict exists and what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyholders and those given by variable annuity contract owners. The Fund's Board might conclude that separate funds should be established for variable life and variable annuity separate accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate funds. As a result, variable life insurance policyholders and variable annuity contract owners would no longer have the economies of scale typically resulting from a larger combined fund.

The Fund offers a separate class of common stock for each portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights. The holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they so choose. In such event, holders of the remaining shares would not be able to elect any directors.

Only the separate accounts of the Life Companies may hold shares of the Fund and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Fund's shares held in the separate accounts, including Fund shares which are not attributable to policyowners, at meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the separate accounts. Except as required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund does not hold regular or special policyowner meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Fund's shares in their own right, they may elect to do so. The rights of policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.

INVESTMENT OBJECTIVE
-------------------------------------

The investment objective of each portfolio of the Fund is described in the portfolio's prospectus. Shares of the portfolios are sold only to the separate accounts of WRL and to separate accounts of certain of its affiliated life insurance companies (collectively, the "separate accounts") to fund the benefits under certain variable life insurance policies (the "policies") and variable annuity contracts (the "annuity contracts").

As indicated in the prospectus, each portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board of Directors of the Fund without approval of shareholders or holders of the policies or annuity contracts (collectively, "policyowners"). A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those which a policyowner deemed appropriate at the time of investment.

As indicated in the prospectus, each portfolio is subject to certain fundamental policies and restrictions which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of a portfolio are represented or (ii) more than 50% of the outstanding voting securities of a portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Fund's investments, including the Fund's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio's investments meet additional diversification or other requirements.

AEGON Bond

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.


2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities).


3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, future contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not, as a matter of non-fundamental policy: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and
(ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward

                                      ATSF
                                AB- 1 AEGON Bond
contracts or other derivative instruments or the segregation of assets in connection with such transactions.


(C) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.


(D) The portfolio may not purchase securities on margin, except that a portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(F) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the portfolio invests in a money market fund, the Investment Adviser will reduce its advisory fee by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund.

(G) The portfolio may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

(H) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. AEGON Bond paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectuses. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $611,383   $731,366

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
          $19,137   $32,651

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.70%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                                AB- 2 AEGON Bond

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

 AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
------------------------
  2001     2000    1999
--------   -----   -----
$          $-0-    $-0-


     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %     2000    %     1999    %
-------   -----   ----   ----   ----   ----
                   -0-    -0-    -0-    -0-


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
           45.26%    26.40%

THE SUB-ADVISER
----------------------------

ONE GROUP, (address) serves as sub-adviser pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended. The Agreement continues in effect year to year if approved annually.

PORTFOLIO MANAGERS:

(INFORMATION TO COME)

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentages for AEGON Bond are as follows:

     0.20% of the Portfolio's average daily net assets, less 50% of the amount of excess expenses(1)

(1) Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:*

  2001       2000       1999
--------   --------   --------
           $270,174   $325,052

* Prior to May 1, 2002, AEGON Investment Management, Inc. served as sub-adviser to this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                                AB- 3 AEGON Bond

Aggressive Asset Allocation



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.



(E) The portfolio may not invest for purposes of exercising control or management.



(F) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.



                                      ATSF


                       AAA- 1 Aggressive Asset Allocation

(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002, NO HISTORICAL DATA IS AVAILABLE.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



The percentage for Aggressive Asset Allocation is:



     0.10% of the Portfolio's average daily net assets



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO MANAGER:



(INFORMATION TO COME)



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.


                                      ATSF
                       AAA- 2 Aggressive Asset Allocation

Alger Aggressive Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest in commodities except that the portfolio may purchase or sell stock index futures contracts and related options thereon if thereafter no more than 5% of its total assets are invested in aggregate initial margin and premiums.

3. Purchase or sell real estate or real estate limited partnerships, except that the portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

4. Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money, except that the portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Immediately after any borrowing, including reverse repurchase agreements, the portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short or purchase securities on margin, except that the portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

(C) The portfolio may not pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the portfolio's total assets except as noted in
(E) below. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

(D) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Alger Aggressive Growth paid      for the fiscal year ended December
31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's

                                      ATSF
                         AAG- 1 Alger Aggressive Growth
prospectus. The Portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
             $9,289,239   $5,873,932

ADMINISTRATIVE SERVICES FEES


The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:


  2001       2000       1999
--------   --------   --------
           $153,074   $178,687

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------


The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the Portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:


2001   2000   1999
----   ----   ----
       $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
 2001(1)      2000(2)     1999(3)
----------   ----------   --------
$             1,265,805   $907,331


             AFFILIATED BROKERAGE COMMISSIONS
                  YEAR ENDED DECEMBER 31
----------------------------------------------------------
  2001       %         2000        %        1999       %
--------   ------   ----------   ------   --------   -----
                    $1,265,805   100.00   $903,540   99.58


(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company,
    Incorporated for the fiscal year ended December 31, 2001 was      .
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company, Incorporated for the fiscal year ended December 31, 2000 was 100.00%.
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Fred Alger Company, Incorporated for the fiscal year ended December 31, 1999 was 98.90%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
          122.70%   101.71%

THE SUB-ADVISER
----------------------------

The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Fred Alger Management, Inc. The agreement continues in effect from year to year if approved annually.

FRED ALGER MANAGEMENT, INC. ("ALGER") serves as sub-adviser to Alger Aggressive Growth.

Alger, located at 30 Montgomery Street, Jersey City, New Jersey 07302, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which, in turn, is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger has been engaged in the business of rendering investment advisory services since 1964.

PORTFOLIO MANAGER:

FREDERICK M. ALGER and DAVID HYUN, CFA, serve as co-managers of this Portfolio. They have served as co-managers since September 2001.

                                      ATSF
                         AAG- 2 Alger Aggressive Growth

Mr. Alger, Chairman and President, founded Fred Alger Management, Inc. in 1964. Prior to establishing Alger, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-manager of this fund from February 1998 until June 2000. Mr. Hyun joined Oppenheimer Funds from June 2000 until September 2001 where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Alger and Mr. Hyun also serve as portfolio managers of other Alger funds.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     50% of fees received by the investment adviser for services rendered under the Advisory Agreement

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
             $4,624,774   $2,936,966

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                         AAG- 3 Alger Aggressive Growth

American Century Income & Growth



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:



(A) The portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the portfolio.



(B) The portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.



(C) The portfolio may not sell securities short, except short sales "against the box."



(D) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(E) The portfolio may not invest for purposes of exercising control.



                                      ATSF


                    ACIG- 1 American Century Income & Growth

NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2001, THE FOLLOWING DATA COVERS FROM THAT DATE UNTIL THE FISCAL YEAR ENDED DECEMBER 31, 2001.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES



Every portfolio pays a share of the fees and expenses for the Directors to the
Board. American Century Income & Growth paid           for the fiscal year ended
December 31, 2001.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid for the fiscal year ended December 31, 2001.



ADMINISTRATIVE SERVICES FEES



The Portfolio paid Administrative Services to AEGON/Transamerica Fund Services,
Inc. in the amount of           for the fiscal year ended December 31, 2001.



PORTFOLIO EXPENSES PAID


BY SUB-ADVISER

------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf to the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets, 1.50%. The Sub-Adviser paid           for
the fiscal year ended December 31, 2001.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge is securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:



                       COMMISSIONS PAID BY THE PORTFOLIO



                             AGGREGATE COMMISSIONS

                             ---------------------


                                       $



AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $                 %



PORTFOLIO TURNOVER RATE

-------------------------------------------


The Portfolio Turnover rate for the fiscal year ended December 31, 2001 was
     .



THE SUB-ADVISER

---------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and American Century Investment Management, Inc. The initial term for this agreement ended April 30, 2002, and it continues forward from year to year if approved annually.



AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY") serves as sub-adviser to American Century Income & Growth.



American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and has been managing mutual funds since 1958.



PORTFOLIO MANAGERS:



JOHN SCHNIEDWIND, CFA, and KURT BORGWARDT, CFA serve as team members for American Century Income & Growth.



MR. SCHNIEDWIND, Senior Vice President and Senior Portfolio Manager, joined American Century in 1982 and supervises other portfolio management teams.



MR. BORGWARDT, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990 and has managed the quantitative effort since then.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.


                                      ATSF
                    ACIG- 2 American Century Income & Growth

The percentages for American Century Income & Growth are as follows:



     0.50% of the first $100 million of the Portfolio's average daily net assets; 0.45% of the Portfolio's average daily net assets over $100 million up to $250 million; and 0.40% of the Portfolio's average daily net assets in excess of $250 million.(1)



SUB-ADVISORY FEES



The Sub-Adviser was paid           in fees for its services for the fiscal year
December 31, 2001.



NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.


---------------


(1)The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

                                      ATSF
                    ACIG- 3 American Century Income & Growth

American Century International



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



3. Lend any security or make any other loan if, as a result, more than 33 1/3% of the portfolio's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.



6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:



(A) The portfolio may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the portfolio.



(B) The portfolio may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.



(C) The portfolio may not sell securities short, except short sales "against the box."



(D) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts shall not constitute purchasing securities on margin.



(E) The portfolio may enter into futures contracts and write and buy put and call options relating to futures contracts. The portfolio may not, however,



                                      ATSF


                     ACI- 1 American Century International
enter into leveraged futures transactions if it would be possible for the portfolio to lose more money than it invested.



(F) The portfolio may invest a portion of its assets in the securities of issuers with limited operating histories. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.



(G) The portfolio may not invest for purposes of exercising control.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ;ON MAY 1, 2001, THE FOLLOWING DATA COVERS FROM THAT DATE UNTIL THE FISCAL YEAR ENDED DECEMBER 31, 2001.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES



Every portfolio pays a share of the fees and expenses for the Directors to the
Board. American Century International paid                for the fiscal year
ended December 31, 2001.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid for the fiscal year ended December 31, 2001.



ADMINISTRATIVE SERVICES FEES



The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund
Services, Inc. in the amount of                for the fiscal year ended
December 31, 2001.



PORTFOLIO EXPENSES PAID BY


INVESTMENT ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.50%. The Sub-Adviser paid for the fiscal year ended December 31, 2001.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


The Portfolio paid brokerage commissions in the following amounts for the fiscal year ended December 31, 2001:



                       COMMISSIONS PAID BY THE PORTFOLIO



                             AGGREGATE COMMISSIONS

                             ---------------------


                                       $



AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $                 %



PORTFOLIO TURNOVER RATE

-------------------------------------------


The Portfolio Turnover Rate for the fiscal year ended December 31, 2001 was
               .



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2001, between AEGON/Transamerica Advisers and American Century Investment Management, Inc. The initial term for this agreement ended April 30, 2002, and it continues forward from year to year if approved annually.



AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY") serves as sub-adviser to American Century International.



American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and has been managing mutual funds since 1958.



PORTFOLIO MANAGERS:



HENRIK STRABO and MARK KOPINSKI serve as team members for American Century International.


                                      ATSF
                     ACI- 2 American Century International

MR. STRABO, Chief Investment Officer - International Equities, joined American Century in 1993 and serves as an investment team member for other American Century funds.



MR. KOPINSKI, Senior Vice President and Senior Portfolio Manager, joined American Century in 1997. Prior to joining American Century, Mr. Kopinski was a Vice President and portfolio manager at Federated Investors, Inc.



SUB-ADVISER COMPENSATION


Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentages for American Century International are as follows:


     0.60% of the first $50 million of the Portfolio's average daily net assets; 0.55% of the Portfolio's average daily net assets over $50 million up to $150 million; 0.50% of the Portfolio's average daily net assets over $150 million up to $500 million; and 0.45% of the Portfolio's average daily net assets in excess of $500 million.(1)



SUB-ADVISORY FEES


The Sub-Adviser was paid                in fees for its services for the fiscal
year ended December 31, 2001.


NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.


---------------


(1)The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

                                      ATSF
                     ACI- 3 American Century International

BlackRock Global Science & Technology



INVESTMENT RESTRICTIONS

------------------------------------------


The Portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.



3. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.



6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.



7. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.



8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.



9. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest in companies for the purpose of exercising control or management.



(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."



(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.



(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not



                                      ATSF


                 BRGST- 1 BlackRock Global Science & Technology exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment,



NOTE: Since this Portfolio commenced operations on August 17, 2001, the following data covers the period from that date until December 31, 2001, the end of the fiscal year.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES


Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. BlackRock Global Science & Technology paid           for the fiscal
year ended December 31, 2001.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid for the fiscal year ended December 31, 2001.



ADMINISTRATIVE SERVICES FEES



The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund
Services in the amount of           for the fiscal year ended December 31, 2001.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets, 1.40%. The Sub-Adviser paid           for
the fiscal year ended December 31, 2001.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


The Portfolio paid brokerage commissions in the following amounts for the fiscal year ended December 31, 2001:



                       COMMISSIONS PAID BY THE PORTFOLIO



                             AGGREGATE COMMISSIONS

                             ---------------------


                                       $



AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $                 %



PORTFOLIO TURNOVER RATE

-------------------------------------------


The Portfolio Turnover Rate for the Portfolio for the year ended December 31,
2001 was           .



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and BlackRock Advisors, Inc. The agreement continues forward from year to year if approved annually.



BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Global Science & Technology.



BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.



PORTFOLIO MANAGERS:



The Portfolio is managed by a team of investment professionals. The team includes the following individuals who have day-to-day responsibility:



WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as investment manager for PNC Bank from 1986 to 1995. He has co-managed the Portfolio since its inception.



THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996. He has co-managed this Portfolio since its inception.



MICHAEL CAREY has been a vice president with BlackRock since 2000, an equity analyst with BlackRock since 1996, and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the Portfolio since its inception.


                                      ATSF
                 BRGST- 2 BlackRock Global Science & Technology

JEAN M. ROSENBAUM has been vice president with BlackRock since 2000 and an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentage for BlackRock Mid Cap Growth is as follows:



     50% of the fees received by AEGON/ Transamerica Fund Advisers, Inc.



SUB-ADVISORY FEES



The Sub-Adviser was paid           in fees for its services for the fiscal year
ended December 31, 2001.



NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.



                                      ATSF


                 BRGST- 3 BlackRock Global Science & Technology

BlackRock Large Cap Value



INVESTMENT RESTRICTIONS

------------------------------------------


The Portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolios' total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.



4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



5. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



6. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.



7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.



8. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.



9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.



10. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.



Furthermore, the Portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest in companies for the purpose of exercising control or management.



(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."



(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to



                                      ATSF


                       BRLCV- 1 BlackRock Large Cap Value

Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.



(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by a portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.



NOTE: Since this Portfolio commenced operations on August 17, 2001, the following data covers the period from that date until December 31, 2001, the end of the fiscal year.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES



Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. BlackRock Large Cap Value paid                for the fiscal year
ended December 31, 2001.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid for the fiscal year ended December 31, 2001.



ADMINISTRATIVE SERVICES FEES



The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund
Services, Inc. in the amount of                for the fiscal year ended
December 31, 2001.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.30%. The Sub-Adviser paid for the fiscal year ended December 31, 2001.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


The Portfolio paid brokerage commissions in the following amounts for the fiscal year ended December 31, 2001:



                       COMMISSIONS PAID BY THE PORTFOLIO



                             AGGREGATE COMMISSIONS

                             ---------------------


                                       $



AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $                 %



PORTFOLIO TURNOVER RATE

-------------------------------------------


The Portfolio Turnover Rate for the Portfolio for the year ended December 31,
2001 was                .



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and BlackRock Advisors, Inc. The agreement continues forward from year to year if approved annually.



BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Large Cap Value.



BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.



PORTFOLIO MANAGERS:



The Portfolio is managed by a team of investment professionals.



CHRIS R. KAUFMAN, a managing director with BlackRock, leads the Large Cap Value Equity Team. He is lead portfolio manager for all large cap value portfolios. Prior to joining BlackRock in 2000, Mr. Kaufman was a senior vice president and portfolio manager at Retirement System Investor,


                                      ATSF
                       BRLCV- 2 BlackRock Large Cap Value

Inc. since July 1, 1995, and Director of Research since 1997.



WADE WESCOTT has been vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Mr. Wescott served as an equity analyst at American Re from 1997 to 2000 and as an equity analyst at Reams Asset Management from 1989 to 1997.



JOHN CHAMBERS has been vice president and investment manager at BlackRock since August 2000. Prior to joining BlackRock, Mr. Chambers was an equity analyst covering technology stocks for the large cap growth and value products at Retirement System Investors, Inc., prior to which he served as an equity analyst in the private client area at Schroder & Co. from 1996 to 2000.



GEMMA IVOL has been vice president and investment manager at BlackRock since 1995. Prior to joining BlackRock, Ms. Ivol served as an equity analyst with Provident Capital Management from 1988 to 1995.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentage for BlackRock Large Cap Value is as follows:



     50% of the fees received by AEGON/ Transamerica Fund Advisers, Inc.



SUB-ADVISORY FEES



The Sub-Adviser was paid                in fees for its services for the fiscal
year ended December 31, 2001.



NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.



                                      ATSF


                       BRLCV- 3 BlackRock Large Cap Value

BlackRock Mid Cap Growth



INVESTMENT RESTRICTIONS

------------------------------------------


The Portfolio may not, as a matter of fundamental policy:



 1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



 2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



 3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.



 4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



 5. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



 6. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.



 7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options in futures contracts.



 8. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.



 9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.



10. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest in companies for the purpose of exercising control or management.



(B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."



(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to



                                      ATSF


                       BRMCG- 1 BlackRock Mid Cap Growth

Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.



(D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by a portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 17, 2001, THE FOLLOWING DATA COVERS THE PERIOD FROM THAT DATE UNTIL DECEMBER 31, 2001, THE END OF THE FISCAL YEAR.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES



Every portfolio pays a share of the fees and expenses for the Directors to the
Board. BlackRock Mid Cap Growth paid                for the fiscal year ended
December 31, 2001.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid for the fiscal year ended December 31, 2001.



ADMINISTRATIVE SERVICES FEES



The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund
Services, Inc. in the amount of           for the fiscal year ended December 31,
2001.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets, 1.30%. The Sub-Adviser paid           for
the fiscal year ended December 31, 2001.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


The Portfolio paid brokerage commissions in the following amounts for the fiscal year ended December 31, 2001:



                       COMMISSIONS PAID BY THE PORTFOLIO



                             AGGREGATE COMMISSIONS

                             ---------------------


                                       $



AFFILIATED BROKERAGE COMMISSIONS
---------------------------------
     $                 %



PORTFOLIO TURNOVER RATE

-------------------------------------------


The Portfolio Turnover Rate for the Portfolio for the year ended December 31,
2001 was           .



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and BlackRock Advisors, Inc. The agreement continues forward from year to year if approved annually.



BLACKROCK ADVISORS, INC. ("BLACKROCK") serves as sub-adviser to BlackRock Mid Cap Growth.



BlackRock, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a majority-owned subsidiary of The PNC Financial Services Group, Inc.



PORTFOLIO MANAGERS:



The Portfolio is managed by a team of investment professionals. The members of this team also manage BlackRock Global Science & Technology.



WILLIAM WYKLE has been a Managing Director with BlackRock since 1995 and served as investment manager for PNC Bank from 1986 to 1995.


                                      ATSF
                       BRMCG- 2 BlackRock Mid Cap Growth

THOMAS CALLAN has been a Managing Director with BlackRock since 1996 and served as an equity analyst for PNC Bank from 1993 to 1996.



JEAN M. ROSENBAUM has been vice president with BlackRock since 2000 and an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentage for BlackRock Mid Cap Growth is as follows:



     50% of the fees received by AEGON/ Transamerica Fund Advisers, Inc.



SUB-ADVISORY FEES



The Sub-Adviser was paid           in fees for its services for the fiscal year
ended December 31, 2001.



NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.



                                      ATSF


                       BRMCG- 3 BlackRock Mid Cap Growth

Clarion Real Estate Securities(formerly J.P. Morgan Real
                              Estate Securities)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. Invest less than 25% of its assets in securities of issuers primarily engaged in the real estate industry. The portfolio will not invest more than 25% of its assets in the securities of issuers primarily engaged in any other single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Invest directly in real estate or interests in real estate; however, the portfolio may own securities or other instruments backed by real estate, including mortgage-backed securities, or debt or equity securities issued by companies engaged in those businesses and the portfolio may hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

4. Make loans, except that the portfolio (i) may lend portfolio securities with a value not exceeding one-third of the portfolio's total assets, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of debt obligations (including privately issued debt obligations), loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of the decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in

                                      ATSF
                     CRES- 1 Clarion Real Estate Securities
options, futures contracts, swaps and forward contracts and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(D) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Clarion Real Estate Securities paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
            $65,319    $24,531

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:


 2001      2000      1999
-------   -------   -------
             $664      $384

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the Portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
          $58,192   $51,924

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001      2000      1999
-------   -------   -------
$         $84,510   $17,545


    AFFILIATED BROKERAGE COMMISSIONS
         YEAR ENDED DECEMBER 31
-----------------------------------------
 2001       %     2000    %    1999    %
-------   -----   ----   ---   ----   ---
                  N/A    N/A   N/A    N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
          291.38%   189.80%

THE SUB-ADVISER
----------------------------


CLARION CRA SECURITIES, L.P. ("CLARION"), located at 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania 19087, serves as sub-advisor for this Portfolio.



The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended,


                                      ATSF
                     CRES- 2 Clarion Real Estate Securities

May 1, 2002, between AEGON/Transamerica Advisers and Clarion. The initial term for this agreement ends April 30, 2004, and it continues in effect for year to year if approved annually.


Clarion CRA, is a registered investment adviser, and through its predecessors, has been managing investments in real estate securities on behalf of institutional investors since 1984. As of December 31, 2000, Clarion had approximately $1.8 billion in assets under management.


PORTFOLIO MANAGERS:

KENNETH D. CAMPBELL and T. RITSON FERGUSON, CFA have served as co-portfolio managers since the inception of the Portfolio.


MR. CAMPBELL is Managing Director of Clarion CRA. He has more than 32 years of investment experience. Prior to joining Clarion CRA, Mr. Campbell had managed real estate securities portfolios since 1980 for a select number of institutional and individual accounts.


MR. FERGUSON is Managing Director and Chief Investment Officer of Clarion CRA. He has more than 15 years of investment experience. Prior to joining Clarion CRA, Mr. Ferguson gained extensive direct real estate investment experience at Radnor Advisers and Trammell Crow Company where he was involved with acquisition, development and management of commercial real estate since 1986.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

     The sub-advisory fee for this Portfolio is:          .


     0.40% of the Portfolio's average daily net assets


SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:*

  2001       2000       1999
--------   --------   --------
            $32,297    $12,266

* Prior to May 1, 2002, J.P. Morgan served as sub-adviser for this Portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     CRES- 3 Clarion Real Estate Securities

Conservative Asset Allocation


INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.



(E) The portfolio may not invest for purposes of exercising control or management.



(F) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.


                                      ATSF
                      CAA- 1 Conservative Asset Allocation

(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



The percentage for Conservative Asset Allocation is:



  0.10% of the Portfolio's average daily net assets



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


AEGON/TRANSAMERICA FUND ADVISERS, INC. ("AEGON/TRANSAMERICA ADVISERS") serves as sub-adviser to Conservative Asset Allocation. Morningstar Associates, LLC is consultant to the Portfolio.



AEGON/Transamerica is located at 570 Carillon Parkway, St. Petersburg, Florida 33716.



PORTFOLIO MANAGER:



[INFORMATION TO COME]



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.


                                      ATSF
                      CAA- 2 Conservative Asset Allocation

Dreyfus Mid Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase any securities which would cause 25% or more of the value of the portfolio's assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities, and state or municipal governments and their political subdivisions are not considered members of any industry. In addition, this limitation does not apply to investments in domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks.)

3. Borrow money or issue senior securities as defined in the 1940 Act except that (a) the portfolio may borrow money in an amount not exceeding one-third of the portfolio's total assets at the time of such borrowings, and (b) the portfolio may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or issuance of senior securities.

4. Make loans or lend securities, if as a result thereof more than one-third of the portfolio's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in real estate business or invest or deal in real estate interests therein).

6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and later disposition of such securities in accordance with the portfolio's investment program may be deemed an underwriting.

7. Purchase or sell commodities except that the portfolio may enter into futures contracts and related options, forward currency contracts and other similar instruments.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling short.

(B) The portfolio shall not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(C) The portfolio will invest no more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days and other securities which are not readily marketable. For purposes of this limitations, illiquid securities shall not include Section 4(2) paper and securities which may be resold under Rule 144A under the Securities Act of 1933, provided the Board of Directors, or its delegate, determines that such securities are liquid based upon the trading market for the specific security.

(D) The portfolio may not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Dreyfus Mid Cap

                                      ATSF
                             DMC- 1 Dreyfus Mid Cap
paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001      2000     1999(1)
--------   -------   -------
           $64,970   $7,501

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000   1999(1)
-------   ----   -------
          $794     $73

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
          $68,550   $34,541

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO


   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001      2000     1999(1)
-------   -------   -------
$         $17,348   $3,922



         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %     1999(1)     %
-------   -----   -------   -----   -------   -----
                      N/A     N/A       N/A     N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
          110.82%    94.19%

(1) Portfolio commenced operations May 3, 1999.

THE SUB-ADVISER
----------------------------


THE DREYFUS CORPORATION ("DREYFUS"), located at 200 Park Avenue, New York, NY 10166, serves as sub-adviser for this Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 3, 1999, between AEGON/ Transamerica Advisers and Dreyfus. The agreement, and it continues in effect from year to year if approved annually.


Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation. Dreyfus manages assets in excess of $128 billion, as of December 31, 2001.

PORTFOLIO MANAGER:

JOHN O'TOOLE has served as portfolio manager since its inception and has been employed by Dreyfus as a portfolio manager since 1994. Mr. O'Toole is a senior vice president and portfolio manager for Mellon Equity Associates, LLP, a wholly-owned subsidiary of Mellon Bank, N.A. He has been with Mellon Bank, N.A. since 1979.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a

                                      ATSF
                             DMC- 2 Dreyfus Mid Cap
specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     0.45% of the first $100 million of the Portfolio's average daily net assets; 0.40% of assets in excess of $100 million (from first dollar)

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000     1999(1)
--------   -------   -------
           $34,034   $3,971

(1) Portfolio commenced operations May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                             DMC- 3 Dreyfus Mid Cap

Federated Growth & Income

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell commodities. However, the portfolio may purchase put options on portfolio securities and on financial futures contracts. In addition, the portfolio reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts.

4. Purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

5. Lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the portfolio's investment objective and policies.

6. Underwrite any issue of securities, except as it may be deemed to be an underwriter under the 1933 Act in connection with the sale of restricted securities which the portfolio may purchase pursuant to its investment objective and policies.

7. Borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Portfolio by enabling the portfolio to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The portfolio will not purchase any securities while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the portfolio will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio will not sell securities short unless: (i) during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and (ii) not more than 10% of the portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

(B) The portfolio will not purchase securities on margin, other than in connection with the purchase of put options on financial futures contracts, but may obtain such short-term credits as may be necessary for the clearance of transactions.

(C) The portfolio will not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any

                                      ATSF
                        FGI- 1 Federated Growth & Income
securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(D) The portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the portfolio will acquire no more than 10% of the voting securities of an issuer and may exercise its voting power in the portfolio's best interest. From time to time, the portfolio, together with other investment companies advised by affiliates or subsidiaries of Federated Investors, may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some cases, the portfolio and the other investment companies might collectively be considered to be in control of the company in which they have invested.

(E) The portfolio will not purchase the securities of any issuer (other than the U.S. Government, its agencies, or instrumentalities or instruments secured by securities of such issuers, such as repurchase agreements or cash or cash items) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, or acquire more than 10% of any class of voting securities of any issuer. For these purposes the portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

(F) The portfolio will not write call options on securities unless the securities are held in the portfolio's portfolio or unless the portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The portfolio will not purchase put options on securities unless the securities are held in the portfolio's portfolio.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Federated Growth & Income paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $654,653   $615,256

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
          $16,991   $27,663

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------


The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:


 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                        FGI- 2 Federated Growth & Income

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001       2000       1999
--------   --------   --------
$          $454,593   $281,782


              AFFILIATED BROKERAGE COMMISSIONS
                   YEAR ENDED DECEMBER 31
  ---------------------------------------------------------
    2001       %        2000       %        1999       %
  --------   ------   --------   ------   --------   ------
                           N/A      N/A        N/A      N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
          147.18%   117.14%

THE SUB-ADVISER
----------------------------


FEDERATED INVESTMENT COUNSELING ("FEDERATED"), located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, serves as sub-adviser to this Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended January 1, 1998, between AEGON/Transamerica Advisers and Federated. The Agreement continues in effect from year to year if approved annually.


Federated is a wholly-owned subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, Rhodora Donahue, and his son,
J. Christopher Donahue.

PORTFOLIO MANAGERS:

STEVEN J. LEHMAN, "CFA and J. THOMAS MADDEN, CFA serve as co-portfolio managers of Federated Growth & Income.

Mr. Lehman has served as co-portfolio manager since September, 1997. Mr. Lehman joined Federated in May, 1997 as a vice president. From 1985 to May, 1997, Mr. Lehman served as a portfolio manager, then Vice President/Senior Portfolio Manager at First Chicago NBD Investment Management Company. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

Mr. Madden has served as co-portfolio manager since May, 2001. Mr. Madden is Executive Vice President and Chief Investment Officer of Federated. He joined Federated in 1977. He earned a B.A. at Columbia University and an M.B.A. at Colgate Darden School of Business Administration at the University of Virginia.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-o-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     0.50% of the first $30 million of average daily net assets; 0.35% of the next $20 million of average daily net assets; and 0.25% of average daily net assets in excess of $50 million

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $311,022   $300,086

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        FGI- 3 Federated Growth & Income

Gabelli Global Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

3. Borrow money except (a) the portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements, (b) the portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes (not for leveraging or borrowing), (c) or pledge its assets other than to secure such issuances or in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies.

4. Make loans except (i) by purchasing fixed-income securities or by entering into repurchase agreements or (ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

5. Act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Invest directly in real estate or interests in real estate, including limited partnership interests; however the portfolio may own debt or equity securities issued by companies engaged in those businesses.

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

8. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

(B) The portfolio may not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

(C) The portfolio may not purchase securities on margin, provided that the fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the fund may make margin deposits in connection with its use of financial futures, forward contracts, or derivative instruments.

(D) The portfolio may not invest for the purpose of exercising control.

                                      ATSF
                          GGG- 1 Gabelli Global Growth

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. The Portfolio paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
           $18,388        N/A

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last two fiscal years:

 2001     2000(1)
-------   -------
           $191

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.20%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
          $14,606       N/A

(1) Portfolio commenced operations September 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001     2000(1)    1999
-------   -------   -------
$         $10,412       N/A


         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %      1999       %
-------   -----   -------   -----   -------   -----
                      N/A     N/A       N/A     N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
            5.62%       N/A

(1) Portfolio commenced operations on September 1, 2000.

THE SUB-ADVISER
----------------------------


GABELLI ASSET MANAGEMENT COMPANY ("GABELLI"), located at One Corporate Center, Rye, New York 10580-1434, serves as sub-adviser pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended August 30, 2000, between AEGON/ Transamerica Advisers and Gabelli. The Agreement continues in effect from year to year if approved annually.


PORTFOLIO MANAGER:

MARC J. GABELLI heads an investment team and is primarily responsible for all the investment decisions for the Portfolio. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli since 1993.

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

                                      ATSF
                          GGG- 2 Gabelli Global Growth

The sub-advisory fee for this Portfolio is:

     0.50% of the first $500 million of the Portfolio's average daily net assets; 0.40% of assets over $500 million up to $1 billion; and 0.30% of assets in excess of $1 billion

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
          $8,824

(1) Portfolio commenced operations on September 1, 2000.

INVESTMENTS
----------------------

SOVEREIGN DEBT SECURITIES

The Portfolio may invest in securities issued or guaranteed by any country and denominated in any currency. The Portfolio expects that it generally will invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws.

The Portfolio may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Developmental Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The Portfolio will not invest more than 25% of its assets in the securities of supranational entities.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          GGG- 3 Gabelli Global Growth

GE U.S. Equity

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase any security that would cause 25% or more of the value of the portfolio's assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities. For purposes of this restriction, (a) the government of a country, other than the United States, will be viewed as one industry; and (b) all supranational organizations together will be viewed as one industry.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real-estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 30% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money or issue senior securities (as defined in the 1940 Act), except that the portfolio may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) at the time the borrowing is made. Whenever borrowings, including reverse repurchase agreements, of 5% or more of the portfolio's total assets are outstanding, the portfolio will not purchase securities.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount of the securities sold short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for clearance of transactions. (For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by the portfolio.)

(C) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act. Investments by the portfolio in GEI Short-Term Investment Fund, a private investment fund advised by GEAM, created specifically to serve as a vehicle for the collective investment of cash balances of the portfolio and other accounts advised by GEAM are

                                      ATSF
                            GEUSE- 1 GE U.S. Equity
not subject to this restriction, pursuant to and in accordance with necessary regulatory approvals.

(D) The portfolio may not invest more than 15% of its net assets in illiquid securities. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by the portfolio within seven days in the ordinary course of business at approximately the amount at which the portfolio has valued the securities. This Restriction does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(E) The portfolio may not purchase restricted securities if more than 10% of the total assets of the portfolio would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant the Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), that have been determined to be liquid under guidelines established by the Fund's Board of Directors. In no event will the portfolio's investment in illiquid and non-publicly traded securities, in the aggregate, exceed 15% of its net assets.

(F) The portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.

(G) The portfolio may not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that the portfolio may purchase and sell covered put and call options on securities and stock indexes, and futures contracts and options on futures contracts.

With respect to investment restriction 2. above, the portfolio may use the industry classifications reflected by the S&P 500 Composite Stock Index, if applicable at the time of determination. For all other portfolio holdings, the portfolio may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the portfolio may select its own industry classifications, provided such classifications are reasonable.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. GE U.S. Equity paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

   2001         2000         1999
----------   ----------   ----------
             $1,574,558   $1,177,975

ADMINISTRATIVE SERVICES FEES


The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:


 2001      2000      1999
-------   -------   -------
          $20,915   $27,038

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------


The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the Portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:


 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                            GEUSE- 2 GE U.S. Equity

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO


    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
  2001       2000     1999(1)
--------   --------   --------
$          $177,592   $133,539



              AFFILIATED BROKERAGE COMMISSIONS
                   YEAR ENDED DECEMBER 31
  ---------------------------------------------------------
    2001       %        2000       %        1999       %
  --------   ------   --------   ------   --------   ------
                      $    330      N/A   $    241      N/A


(1) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Paine Webber, Inc. for the fiscal year ended December 31, 1999 was G1%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
           39.08%    44.01%

THE SUB-ADVISER
----------------------------

GE ASSET MANAGEMENT INCORPORATED ("GEAM"), located at 3003 Summer Street, P.O. Box 7900, Stamford, Connecticut 06904, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 1998, between AEGON/Transamerica Advisers and GEAM. The Agreement continues in effect from year to year if approved annually.

GEAM is a wholly-owned subsidiary of General Electric Company and a registered investment adviser. As of December 31, 1999, GEAM oversaw $115.8 billion and managed individual and institutional assets of $91.7 billion, of which more than $18.2 billion was invested in mutual funds.

PORTFOLIO MANAGER:

EUGENE K. BOLTON is Director and Executive Vice President of GEAM. He manages U.S. Equity investments for GEAM. He leads a team of portfolio managers for the overall management of GE U.S. Equity and has served in that capacity since its inception. Mr. Bolton joined GEAM in 1984 as Chief Financial Officer and has been portfolio manager since 1986. Mr. Bolton is currently a director and executive vice president of GE Investments.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $782,781   $588,987

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                            GEUSE- 3 GE U.S. Equity

Goldman Sachs Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except (a) the portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the portfolio may purchase securities on margin to the extent permitted by applicable law and (e) the portfolio may engage in mortgage dollar rolls which are accounted for as financings.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from investing in currency and financial instruments and contracts that are commodities or commodity contracts).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable law.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest in companies for the purpose of exercising control or management.

(B) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(C) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(D) The portfolio may not make short sales of securities, except short sales "against the box."

                                      ATSF
                          GSG- 1 Goldman Sachs Growth

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Goldman Sachs Growth paid      for the fiscal year ended December 31,
2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

 2001       2000     1999(1)
-------   --------   -------
          $124,826   $26,410

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000    1999(1)
-------   ------   -------
          $1,160    $279

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
          $51,711   $49,677

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
------------------------------
2001(1)   2000(2)   1999(3)(4)
-------   -------   ----------
$         $19,311    $10,724


      AFFILIATED BROKERAGE COMMISSIONS
           YEAR ENDED DECEMBER 31
---------------------------------------------
 2001       %      2000     %     1999    %
-------   -----   ------   ----   ----   ----
                  $1,559   8.07   $198   1.85


(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co.
    for the fiscal year ended December 31, 2001 was           .

(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 2000 was 9.04%.

(3) Portfolio commenced operations on May 3, 1999.

(4) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 1999 was 2.44%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000     1999(3)
-------   -------   -------
           36.51%    40.46%

(3) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM") serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 1999, between AEGON/

                                      ATSF
                          GSG- 2 Goldman Sachs Growth

Transamerica Advisers and GSAM. The agreement continues in effect from year to year if approved annually.

As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co., and this newly created entity includes Goldman Sachs Asset Management. Goldman Sachs & Co. registered as an investment adviser in 1981. GSAM is located at 32 Old Slip, New York, New York 10005. The Goldman Sachs Group, L.P., which controlled GSAM, merged into the Goldman Sachs Group, Inc. as a result of an initial public offering.

PORTFOLIO MANAGER:

HERBERT E. EHLERS has served as head of a thirteen-person investment team that has managed Goldman Sachs Growth since its inception. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     0.50% of the first $50 million of Portfolio's average daily net assets; 0.45% of the next $50-100 million in assets; and 0.40% of assets in excess of $100 million and, after the first year of the contract, the minimum fees will be $150,000 (in aggregate)(1)

(1) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000      1999
--------   -------   -------
           $68,796   $14,672

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          GSG- 3 Goldman Sachs Growth

Great Companies -- America(SM)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities.)

3. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

4. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

(D) The portfolio may not invest in interest in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Great Companies -- America(SM) paid           for the fiscal year
ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
           $225,995     N/A

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services in the following amounts for the past three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
          $1,066      N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid

                                      ATSF
                     GCA- 1 Great Companies -- America(SM)
by the Investment Adviser for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
           $-0-       N/A

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO


    AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
-----------------------------
 2001     2000(1,2)    1999
-------   ---------   -------
$          $58,989        N/A



     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------   -----   -------   -----   -------
                  $58,989   100.00    N/A


(1) Portfolio commenced operations on May 1, 2000.
(2) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100.00%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
           14.67%     N/A

THE SUB-ADVISER
----------------------------

GREAT COMPANIES, L.L.C. ("GREAT COMPANIES") located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to this Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended August 30, 2000, between AEGON/Transamerica Advisers and Great Companies. This Agreement continues in effect from year to year if approved annually.

Great Companies is a professional investment management firm. James H. Huguet, John R. Kenney (Chairman of the Board and President of the Fund), and AEGON USA are each a controlling minority shareholder of Great Companies. Great Companies may be deemed to be an affiliate of the Investment Adviser.

PORTFOLIO MANAGER:

JAMES H. HUGUET and GERALD W. BOLLMAN, CFA have served as co-managers of the Portfolio since inception.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-adviser fee for this Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)

(3)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.


SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
           $111,181     N/A

(1) Portfolio commenced operations on May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     GCA- 2 Great Companies -- America(SM)

Great Companies -- Global(2)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

                                      ATSF
                      GCG- 1 Great Companies -- Global(2)

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.
(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

     Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(E) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

(F) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(G) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Great Companies -- Global(2) paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
           $5,486         N/A

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
            $53

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
          $20,105       N/A

(1) Portfolio commenced operations September 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                      GCG- 2 Great Companies -- Global(2)

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
  YEAR ENDED DECEMBER 31
---------------------------
 2001     2000(1)(2)   1999
-------   ----------   ----
$           $4,400     N/A


    AFFILIATED BROKERAGE COMMISSIONS
         YEAR ENDED DECEMBER 31
----------------------------------------
 2001       %     2000(1)     %     1999
-------   -----   -------   -----   ----
                  $4,400    100.00  N/A


(1) Portfolio commenced operations on September 1, 2000.
(2) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100.00%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000(1)    1999
-------   -------   -------
            6.49%       N/A

(1) Portfolio commenced operations on September 1, 2000.

THE SUB-ADVISER
----------------------------


GREAT COMPANIES, L.L.C. ("GREAT COMPANIES"), located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended August 30, 2000, between AEGON/ Transamerica Advisers and Great Companies. This Agreement continues in effect from year to year if approved annually.


Great Companies is a professional investment management firm. James H. Huguet, John R. Kenney (Chairman of the Board and President of the Fund), and AEGON USA are each a controlling minority shareholder of Great Companies. Great Companies may be deemed to be an affiliate of the Investment Adviser.

PORTFOLIO MANAGER:

JAMES H. HUGUET and GERALD W. BOLLMAN, CFA have served as co-managers of the Portfolio since inception.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:


50% of fees received by the Investment Adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)


(3) Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
           $2,633         N/A

(1) Portfolio commenced operations on September 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      GCG- 3 Great Companies -- Global(2)

Great Companies -- Technology (formerly, Great Companies -- Technology)


INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities.)

3. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

4. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

5. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

6. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

(D) The portfolio may not invest in interest in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Great Companies -- Future (formerly, Great Companies Technology) paid for the fiscal year ended December 31, 2001.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)      1999
--------   --------   --------
           $101,762        N/A

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001     2000(1)     1999
--------   -------   --------
            $906          N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but

                                      ATSF

                        GCF- 1 Great Companies -- Future
excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
         $5,276     N/A

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
 2001    2000(1)(2)   1999
-------  ----------  -------
$        $33,120       N/A

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %     2000(1)     %      1999
-------  -------  -------  -------  -------
                  $33,120  100.00     N/A

(1) Portfolio commenced operations on May 1, 2000.
(2) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through ISI for the fiscal year ended December 31, 2000 was 100.00%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
         48.23%     N/A

(1) Portfolio commenced operations on May 1, 2000.

THE SUB-ADVISER
----------------------------

GREAT COMPANIES, L.L.C. ("GREAT COMPANIES"), located at 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to Great Companies --
Technology(SM).

The Sub-Adviser serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2000, between AEGON/Transamerica Advisers and Great Companies. This Agreement continues in effect from year to year if approved annually.

Great Companies is a professional investment management firm. James H. Huguet, John R. Kenney (Chairman of the Board and President of the Fund), and AEGON USA are each a controlling minority shareholder of Great Companies. Great Companies may be deemed to be an affiliate of the Investment Adviser.

PORTFOLIO MANAGERS:


JAMES H. HUGUET and GERALD W. BOLLMAN, CFA have served as co-managers of the Portfolio since inception. Matt Stephani has served as co-manager since May, 2001.


SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The sub-advisory fee for this Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(3)

(3) Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
         $50,353    N/A

(1) Portfolio commenced operations on May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF

                      GCF- 2 Great Companies -- Technology

Janus Balanced


INVESTMENT RESTRICTIONS:

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Invest more than 25% of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Invest directly in real estate or interests in real estate; however, a fund may own debt or equity securities issued by companies engaged in those businesses;



4. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities);



5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements);



6. Act as underwriter of securities issued by others, except to the extent that the portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio;



7. The portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will reduce within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, and the segregation of assets in connection with such contracts; and



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:



(A) The portfolio may not: (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such fund's commitments under outstanding futures contracts positions of that fund's would exceed the market value of its total assets;



(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefore, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short;


                                      ATSF
                              JB- 1 Janus Balanced

(C) The portfolio may not purchase securities on margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, contracts, swaps, and forward contracts, shall not be deemed to constitute purchasing securities on margin;



(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization;



(E) The portfolio may not mortgage or pledge any securities owned or held by a fund in amounts that exceed, in the aggregate, 15% of that fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts or segregation of assets in connection with such contracts;



(F) The portfolio may not invest directly in oil, gas or other mineral development or exploration programs or leases; however, the fund may own debt or equity securities of companies engaged in those businesses;



(G) The portfolio may not purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Directors, or the portfolio's investment adviser or sub-adviser acting pursuant to authority delegated by the Directors, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule,
Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation;



(H) The portfolio may not invest in companies for the purpose of exercising control or management; and



(I) The portfolio will normally have at least 25% of its total assets invested in fixed-income senior securities, which include corporate debt securities and preferred stock.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002, NO HISTORICAL DATA IS AVAILABLE.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.


                                      ATSF
                              JB- 2 Janus Balanced

COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

----------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Janus Capital Corporation. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



JANUS CAPITAL CORPORATION ("JANUS") serves as the Sub-Adviser to Janus Balanced.



Janus, located at 100 Fillmore Street, Denver, Colorado 80206, has been engaged in the management of the Janus funds since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $261 billion as of February 1, 2000. Janus Capital is owned by Stilwell Financial Inc. ("Stillwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.



PORTFOLIO MANAGER:



KAREN L. REIDY is Portfolio Manager and Executive Vice President of Janus Balanced. Ms. Reidy also manages other Janus portfolios.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentages for Janus Balanced are as follows:



 0.45% of the first $500 million of the Portfolio's average daily net assets; 0.425% of the next $500 million; and 0.40% of the Portfolio's average daily net assets over $1 billion; less 50% of the amount of excess expenses.(1)



SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS TREATED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.


---------------


(1)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

                                      ATSF
                              JB- 3 Janus Balanced

Janus Global

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. (a) With respect to 75% of the portfolio's assets, invest in the securities (other than government securities as defined in the 1940 Act) of any one issuer if immediately thereafter, more than 5% of the portfolio's total assets would be invested in securities of that issuer; or (b) with respect to 100% of the portfolio's assets, own more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to Government securities, bank money market instruments or bank repurchase agreements. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and (ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold

                                      ATSF
                              JGL- 1 Janus Global
short and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(D) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(E) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or the segregation of assets in connection with such contracts.

(F) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(G) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Janus Global paid           for the fiscal year ended December 31,
2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001        2000          1999
--------   -----------   -----------
           $16,449,036   $10,293,952

ADMINISTRATIVE SERVICES FEES


The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:


 2001       2000       1999
-------   --------   --------
          $180,453   $223,428

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                              JGL- 2 Janus Global

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
   2001        2000        1999
----------  ----------  ----------
    $       $3,173,217  $2,219,248


          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    N/A      N/A      N/A      N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
         82.42%   68.10%

THE SUB-ADVISER
----------------------------


JANUS CAPITAL CORPORATION ("JANUS"), located at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Janus. The agreement continues in effect from year to year if approved annually.

Janus has been engaged in the management of the Janus funds since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $ billion as of (date). Janus Capital is owned by Stilwell Financial Inc. ("Stillwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.

PORTFOLIO MANAGERS:

HELEN YOUNG HAYES, CFA and LAURENCE CHANG, CFA have served as co-portfolio managers of the Janus Global portfolio since January 2000. Ms. Hayes previously served as manager of this portfolio since its inception. She has been employed by Janus since 1987. Mr. Chang has been employed by Janus since 1993. Before joining Janus, Mr. Chang was a project director at the National Security Archive.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001        2000        1999
----------  ----------  ----------
            $8,186,976  $5,146,976

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                              JGL- 3 Janus Global

Janus Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities).

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this restriction shall not prevent the portfolio from purchasing or selling options, futures contracts, caps, floors and other derivative instruments, engaging in swap transactions or investing in securities or other instruments backed by physical commodities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or deposits of assets to provide margin or guarantee positions in connection with transactions in options, future contracts, swaps, forward contracts, or other derivative instruments or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not, as a matter of non-fundamental policy: (i) enter into any futures contracts or options on futures contracts for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission regulations if the aggregate initial margin deposits and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions would exceed 5% of the fair market value of the portfolio's net assets, after taking into account unrealized profits and losses on such contracts it has entered into and
(ii) enter into any futures contracts or options on futures contracts if the aggregate amount of the portfolio's commitments under outstanding futures contracts positions and options on futures contracts would exceed the market value of its total assets.

(B) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the

                                      ATSF
                              JGR- 1 Janus Growth
segregation of assets in connection with such transactions.

(C) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures contracts, swaps, forward contracts and other derivative instruments are not deemed to constitute selling securities short.

(D) The portfolio may not purchase securities on margin, except that a portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts, and other derivative instruments shall not be deemed to constitute purchasing securities on margin.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(F) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers to exchange, or as a result of reorganization, consolidation, or merger. If the portfolio invests in a money market fund, the Investment Adviser will reduce its advisory fee by the amount of any investment advisory or administrative service fees paid to the investment manager of the money market fund.

(G) The portfolio may not invest more than 25% of its net assets at the time of purchase in the securities of foreign issuers and obligors.

(H) The portfolio may not invest in companies for the purpose of exercising control or management.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Janus Growth paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001        2000          1999
--------   -----------   -----------
           $31,764,432   $25,489,599

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the previous three fiscal years:

 2001       2000       1999
-------   --------   --------
          $238,445   $306,127

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

                                      ATSF
                              JGR- 2 Janus Growth

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

      AGGREGATE COMMISSIONS
      YEAR ENDED DECEMBER 31
----------------------------------
   2001        2000        1999
----------  ----------  ----------
$           $1,836,311  $2,717,764


     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------  -------  -------  -------  -------
                    N/A      N/A      N/A


PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
         49.08%   70.95%

THE SUB-ADVISER
----------------------------


JANUS CAPITAL CORPORATION ("JANUS"), located at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the Portfolio.


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Janus. The agreement continues in effect from year to year if approved annually.

Janus has been engaged in the management of the Janus funds since 1969. Janus also serves as investment adviser or sub-adviser to other mutual funds, and for individual, corporate, charitable and retirement accounts. The aggregate market value of the assets managed by Janus was over $ billion as of (date). Janus Capital is owned by Stilwell Financial Inc. ("Stillwell"). Stilwell is a publicly traded holding company with principal operations in asset management businesses.

PORTFOLIO MANAGER:

EDWARD KEELY has served as manager of the Janus Growth Portfolio since January 2000. He previously served as co-portfolio manager of this Portfolio since January 1999. Prior to joining Janus in 1998, Mr. Keely was a senior vice president of investments at Founders.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for this Portfolio is:

     0.40% of the Portfolio's average daily net assets

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

   2001        2000         1999
----------  -----------  -----------
            $15,817,579  $12,744,800

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                              JGR- 3 Janus Growth

Luther King Capital Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities. It may technically be deemed to be an underwriter under certain securities laws.

3. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposits and bankers' acceptances.

4. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities).

5. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

6. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets, or offer of exchange.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. LKCM Capital Growth paid      for the fiscal year ended December 31,
2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001     2000(1)   1999
--------   -------   ----
            $415     N/A

                                      ATSF
                      LKCMCG- 1 Luther King Capital Growth

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
          $ -0-     N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
          $ -0-     N/A

(1) Portfolio commenced operations December 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001    2000(1)   1999
-------  -------  -------
$         $522      N/A

     AFFILIATED BROKERAGE COMMISSIONS
          YEAR ENDED DECEMBER 31
-------------------------------------------
 2001       %      2000       %      1999
-------  -------  -------  -------  -------
                    N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
         41.64%     N/A

(1) Portfolio commenced operations on December 1, 2000.

THE SUB-ADVISER
----------------------------


LUTHER KING CAPITAL MANAGEMENT CORPORATION ("LKCM"), located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended December 1, 2000, between AEGON/Transamerica Advisers and Luther King Capital Management Corporation. The Agreement continues in effect from year to year if approved annually.


Ultimate control of Luther King is exercised by J. Luther King, Jr. Luther King provides investment management services to accounts of individual investors, mutual funds, and other institutional investors. Luther King has served as an investment adviser for approximately 18 years.

PORTFOLIO MANAGERS:

LUTHER KING, JR., CFA and FRANK W. CHUN, CFA serve as co-portfolio managers of LKCM Capital Growth.

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The fees for LKCM Capital Growth are as follows:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
          $191      N/A

(1) Portfolio commenced operations on December 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      LKCMCG- 2 Luther King Capital Growth

LKCM Strategic Total Return

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services, for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by physical commodities).

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that margin payments and other deposits in connection with transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies.

Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not

                                      ATSF
                       STR- 1 LKCM Strategic Total Return
apply in the case of assets deposited to margin or guarantee positions in options, futures contracts and options on futures contracts or placed in a segregated account in connection with such contracts.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 Act or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 10% of the portfolio's total assets would be invested in such securities.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. LKCM Strategic Total Return paid      for the fiscal year ended
December 31, 2001.
ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001        2000         1999
--------   ----------   ----------
           $4,639,836   $4,766,336

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000      1999
-------   -------   -------
          $54,419   $89,085

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000    1999
-------   -----   -----
          $ -0-   $ -0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

    AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
-----------------------------
 2001       2000       1999
-------   --------   --------
$         $590,867   $513,667

         AFFILIATED BROKERAGE COMMISSIONS
              YEAR ENDED DECEMBER 31
---------------------------------------------------
 2001       %      2000       %      1999       %
-------   -----   -------   -----   -------   -----
                    N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000     1999
-------   ------   ------
          51.66%   45.42%

THE SUB-ADVISER
----------------------------


LUTHER KING CAPITAL MANAGEMENT CORPORATION ("LKCM"), located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as sub-adviser to the Portfolio.


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and LKCM.

                                      ATSF
                       STR- 2 LKCM Strategic Total Return

The agreement continues in effect from year to year if approved annually.

Ultimate control of Luther King is exercised by J. Luther King, Jr. Luther King provides investment management services to accounts of individual investors, mutual funds, and other institutional investors. Luther King has served as an investment adviser for approximately 18 years.

PORTFOLIO MANAGERS:

LUTHER KING, JR., CFA, and SCOT HOLLMANN, CFA, have served as portfolio managers of LKCM Strategic Total Return since its inception. Mr. King has been President of Luther King Capital since 1979. Mr. Hollmann has served as Vice President of Luther King Capital since 1983.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001        2000         1999
--------   ----------   ----------
           $2,307,701   $2,383,168

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       STR- 3 LKCM Strategic Total Return

Moderate Asset Allocation


INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.



(E) The portfolio may not invest for purposes of exercising control or management.



(F) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.


                                      ATSF
                        MAA- 1 Moderate Asset Allocation

(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



The percentage for Moderate Asset Allocation is:



     0.10% of the Portfolio's average daily net assets



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO MANAGER:



[INFORMATION TO COME]



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.


                                      ATSF
                        MAA- 2 Moderate Asset Allocation

Moderately Aggressive Asset Allocation



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to provide margin or guarantee positions in options, futures contracts, swaps, forward contracts or other derivative instruments or the segregation of assets in connection with such transactions.



(E) The portfolio may not invest for purposes of exercising control or management.



(F) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.



                                      ATSF


                 MAAA- 1 Moderately Aggressive Asset Allocation

(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002, NO HISTORICAL DATA IS AVAILABLE.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTORS' FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



The percentage for Moderately Aggressive Asset Allocation is:



     0.10% of the Portfolio's average daily net assets



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO MANAGER:



(INFORMATION TO COME)



NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS TREATED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREAS IN THIS SAI.


                                      ATSF
                 MAAA- 2 Moderately Aggressive Asset Allocation

Munder Net50

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

4. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not sell securities short, except short sales "against the box";

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities; and

(C) The portfolio may not purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940, and the rules and regulations thereunder.

In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Munder Net50 paid      for the fiscal year ended December 31, 2001.

INVESTMENT ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment

                                      ATSF
                               MN- 1 Munder Net50

Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $44,793  $11,839

(1) Portfolio commenced operations May 3, 1999. Prior to December 1, 2000, this portfolio was managed by Goldman Sachs Asset Management and was named Goldman Sachs Small Cap.

ADMINISTRATIVE SERVICES FEES
The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
          $484     $175

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.50%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $71,522  $60,555

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

     AGGREGATE COMMISSIONS
    YEAR ENDED DECEMBER 31
-------------------------------
2001(1)(2)  2000(3)  1999(4)(5)
----------  -------  ----------
 $          $13,913  $14,335


            AFFILIATED BROKERAGE COMMISSIONS
                 YEAR ENDED DECEMBER 31
--------------------------------------------------------
   2001         %      2000       %      1999       %
----------   -------  -------  -------  -------  -------
 $                     $218     1.57     $158     1.10


(1) Prior to May 1, 2001, this portfolio was managed by Goldman Sachs Asset Management.
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co.
    for the fiscal year ended December 31, 2001 was           .
(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 2000 was 47.25%.
(4) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman Sachs & Co. for the fiscal year ended December 31, 1999 was 36.91%.
(5) Portfolio commenced operations on May 3, 1999.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000    1999(5)
-------  -------  -------
         110.38%  340.66%

(5) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------


MUNDER CAPITAL MANAGEMENT ("MUNDER"), located at 480 Pierce Street, Suite 300, Birmingham, Michigan 48009, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between
AEGON/Transamerica Advisers and Munder Capital Management. The initial term for this agreement


                                      ATSF
                               MN- 2 Munder Net50
ended April 30, 2002, and it continues in effect from year to year if approved annually.

Munder also acts as investment adviser to other mutual funds and has provided such services since 1985.

PORTFOLIO MANAGER:

PAUL J. COOK, CFA leads an investment team of portfolio managers and analysts for the Portfolio. He joined the company in 1987 and has 15 years of experience.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     50% of fees received by the Investment Adviser, with a minimum fee of $150,000, from periods beginning 5/1 and ending 4/30

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

2001(1)     2000     1999(2)
--------   -------   -------
           $24,708   $6,577

(1) Prior to May 1, 2001, the Portfolio was named WRL Goldman Sachs Small Cap and was sub-advised by Goldman Sachs Asset Management.

(2) Portfolio commenced operations on May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                               MN- 3 Munder Net50

PBHG Mid Cap Growth (formerly, Pilgrim Baxter Mid Cap Growth)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the portfolio's total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the portfolio's total assets will be repaid before making investments.

3. Make loans, except that the portfolio, in accordance with its investment objectives and policies, may purchase or hold debt securities, and enter into repurchase agreements as described in the portfolio's prospectus and this Statement of Additional Information.

4. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent the portfolio from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the portfolio's total assets (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodities Futures Trading Commission regulations, may be excluded in computing the 5% limit. The portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest in companies for the purpose of exercising control.

(B) The portfolio may not pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings as permitted by the portfolio's limitation on permitted borrowings, or (ii) in connection with permitted transactions regarding options and futures contracts.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such Rule, Section 4(2) commercial paper or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(D) Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. PBHG Mid Cap

                                      ATSF
                         PBHGMCG- 1 PBHG Mid Cap Growth

Growth paid      for the fiscal year ended December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

 2001       2000     1999(1)
-------  ----------  -------
         $1,528,934  $76,560

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $15,030   $527

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
          $ -0-   $34,986

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 10% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO


AGGREGATE BROKERAGE COMMISSIONS
    YEAR ENDED DECEMBER 31
-------------------------------
  2001       2000      1999(1)
---------  ---------  ---------
   $       $195,261   $26,811


          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000    1999(1)
-------  -------  -------
         132.70%  155.71%

(1) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------


PILGRIM BAXTER AND ASSOCIATES, LTD. ("PILGRIM BAXTER"), located at 825 Duportail Road, Wayne PA 19087, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/ Transamerica Advisers and Pilgrim Baxter and Associates, Ltd. The initial term for this agreement ended April 30, 2001, and it continues forward from year to year if approved annually.


Pilgrim Baxter is a professional investment management firm which, along with its predecessors, has been in business since 1982. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management.

PORTFOLIO MANAGER:

GARY L. PILGRIM, CFA, has served as portfolio manager since March 2001. Mr. Pilgrim is the Chief Investment Officer and President of Pilgrim Baxter and has been a growth stock manager for over 30 years.

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a

                                      ATSF
                         PBHGMCG- 2 PBHG Mid Cap Growth
specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The sub-advisory fee for the Portfolio is:
     0.50% of the first $100 million of Portfolio's average daily net assets; 0.40% of assets in excess of $100 million (from first dollar)(2)

(2) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
           $722,089   $42,533

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                         PBHGMCG- 3 PBHG Mid Cap Growth

PBHG/NWQ Large Cap Value Select (formerly, NWQ Value Equity)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Make loans except (i) by purchasing debt securities in accordance with its investment objectives and policies or by entering into repurchase agreements or
(ii) by lending the portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.

4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

5. Purchase or sell real estate or real estate limited partnerships (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except from banks for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 10% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 10% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 10% limitation. The portfolio may not purchase additional securities when borrowings exceed 5% of total assets.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not purchase on margin or sell short.

(B) The portfolio may not invest more than an aggregate of 15% of the net assets of the portfolio, determined at the time of investment, in illiquid securities, subject to legal or contractual restrictions on resale or securities for which there are no readily available markets.

(C) The portfolio may not invest in companies for the purpose of exercising control or management.

(D) The portfolio may not pledge, mortgage or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

(E) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

                                      ATSF
                       PBHG/NWQ- 1 Large Cap Value Select

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. PBHG/NWQ Large Cap Value Select paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

   2001        2000        1999
----------  ----------  ----------
            $1,068,704  $1,214,963

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
         $20,003  $35,693

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
          $ -0-    $ -0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 10% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 10% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000     1999
-------  -------  -------
   $     $146,311 $168,551

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
           46.34%    34.19%

THE SUB-ADVISERS
-----------------------------


PILGRIM BAXTER AND ASSOCIATES, LTD. ("PILGRIM BAXTER"), located at 825 Duportail Road, Wayne PA 19087, and NWQ INVESTMENT MANAGEMENT COMPANY, INC. ("NWQ"), located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067, serve as co-sub-advisers to the Portfolio pursuant to Sub-Advisory Agreements dated January 1, 1997, as amended, May 1, 2002, between AEGON/ Transamerica Advisers and Pilgrim Baxter and Associates, Ltd., and between AEGON/Transamerica Advisers and NWQ Investment Management Company, Inc. The Agreements continue forward from year to year if approved annually.


Pilgrim Baxter, is a professional investment management firm which, along with its predecessors, has been in business since 1982. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management.

NWQ, is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to institutions and high net worth individuals.

                                      ATSF
                       PBHG/NWQ- 2 Large Cap Value Select

PORTFOLIO MANAGERS:


(to come)


SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The sub-advisory fee for the Portfolio is:


(to come)


SUB-ADVISORY FEES*

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $531,186   $607,482

* Prior to May 1, 2002, NEQ served as sub-adviser to this portfolio and the portfolio was named NWQ Value Equity.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       PBHG/NWQ- 3 Large Cap Value Select

PIMCO Total Return



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may enter into futures contracts and write and buy put and call options relating to futures contracts. The portfolio may not, however, enter into leveraged futures transactions if it would be possible for the portfolio to lose more money than it invested.



                                      ATSF


                          PIMCO- 1 PIMCO Total Return

(E) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.



(F) The portfolio may not invest for purposes of exercising control or management.



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Pacific Investment Management Company LLC. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO") serves as sub-adviser to PIMCO Total Return.



PIMCO, a Delaware limited liability company, is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). PIMCO had approximately $221.8 billion of assets under management as of June 30, 2001.



PORTFOLIO MANAGER:



WILLIAM H. GROSS, has served as portfolio manager of PIMCO Total Return since its inception. Mr. Gross leads a team, which manages the Moderate Duration, Strategic Balanced and StocksPLUS Funds.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentages for PIMCO Total Return are as follows:



     0.25% of the Portfolio's average daily net assets, less 30% of amount of excess expenses(1)


---------------


(1)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

                                      ATSF
                          PIMCO- 2 PIMCO Total Return

SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.



                                      ATSF


                          PIMCO- 3 PIMCO Total Return

Protected Principal Stock



INVESTMENT RESTRICTIONS:

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 5% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). In order to meet redemption requests, the portfolio may borrow up to 25% of the value of its total assets, including the amount borrowed. If the value of the portfolio's assets fall below 400% of its borrowing, the portfolio will reduce its borrowing within three business days to the extent necessary to comply with the limitations. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box."



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may enter into futures contracts and write and buy put and call options relating to futures contracts. The portfolio may not, however, enter into leveraged futures transactions if it would



                                      ATSF


                        PPS- 1 Protected Principal Stock
be possible for the portfolio to lose more money than it invested.



(E) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.



(F) The portfolio may not invest for purposes of exercising control or management.



(G) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.



(H) The portfolio may not purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Gateway Investment Advisers, L.P. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



GATEWAY INVESTMENT ADVISERS, L.P. ("GATEWAY") serves as the Sub-Adviser to Protected Principal Stock.



Gateway is located at 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209.



PORTFOLIO MANAGER:



(INFORMATION TO COME)



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



                                      ATSF


                        PPS- 2 Protected Principal Stock

The percentages for Protected Principal Stock are as follows:



     0.40% of the first $100 million of the Portfolio's average daily net assets and 0.375% of the Portfolio's average daily net assets over $100 million



SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.



                                      ATSF


                        PPS- 3 Protected Principal Stock

Salomon All Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts; however, the portfolio may: (a) purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable or holding or selling real estate received in connection with securities it holds; and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies and shall not be prohibited from reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Borrow money, except that the portfolio may borrow from banks for investment purposes up to an aggregate of 15% of the value of its total assets taken at the time of borrowing. The portfolio may borrow for temporary or emergency purposes an aggregate amount not to exceed 5% of the value of its total assets at the time of borrowing.

4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

5. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

6. Make loans, except that the portfolio may purchase debt obligations in which the portfolio may invest consistent with its investment objectives and policies or enter into, and make loans of its portfolio securities, as permitted under the 1940 Act.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not sell securities short. This restriction shall not apply to transactions involving selling securities "short against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Salomon All Cap paid      for the fiscal year ended December 31,
2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
           $308,146   $25,424

                                      ATSF
                             SAC- 1 Salomon All Cap

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $2,425    $283

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $85,511  $53,174

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 15% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

   AGGREGATE COMMISSIONS
   YEAR ENDED DECEMBER 31
----------------------------
 2001    2000(1)  1999(1)(3)
-------  -------  ----------
   $     $218,874 $32,734

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %     1999(2)     %
-------  -------  -------  -------  -------  -------
                  $1,464    0.67      N/A      N/A

(1) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney, Inc. for the fiscal year ended December 31, 2000 was G1%.
(2) The Portfolio commenced operations on May 3, 1999.
(3) The percentage of the Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Salomon Smith Barney, Inc. for the fiscal year ended December 31, 1999 was N/A.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000    1999(2)
-------  -------  -------
         117.91%  216.29%

(2) The Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------


SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM"), located at 300 1st Stamford Place, 4th Floor, Stamford, Connecticut 06902, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 1999, between AEGON/ Transamerica Advisers and Salomon Brothers Asset Management Inc. The initial term for this agreement ended April 30, 2001, and it continues forward from year to year if approved annually.


SaBAM, is a wholly-owned subsidiary of Salomon Brothers Holding Company, Inc., which is wholly-owned by Salomon Smith Barney Holdings Inc., which is, in turn, wholly-owned by Citigroup.

PORTFOLIO MANAGER:

ROSS S. MARGOLIES, has managed this Portfolio since inception. Mr. Margolies joined Salomon in 1992.

ROBERT M. DONAHUE, JR. assists in the day-to-day management of the Portfolio. Prior to joining SaBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

                                      ATSF
                             SAC- 2 Salomon All Cap

The sub-advisory fee for the Portfolio is:

     0.30% of the first $20 million of Portfolio's average daily net assets; 0.50% of the next $20-100 million of average daily net assets; and 0.40% of average daily net assets over $100 million(1)

(1) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000     1999(2)
--------   --------   -------
           $143,906   $8,475

(2) The Portfolio commenced operations on May 3, 1999.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                             SAC- 3 Salomon All Cap

T. Rowe Price Dividend Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the Portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(B) The portfolio may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the portfolio's net asset value.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not invest in companies for the purpose of exercising control or management.

                                      ATSF
                     TRPDG- 1 T. Rowe Price Dividend Growth

(E) The portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the Reserve Investment or Government Reserve Investment Funds.

(F) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(H) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. T. Rowe Price Dividend Growth paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $112,712 $30,980

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
          $732     $217

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000    1999(1)
-------  -------  -------
         $55,887  $46,989

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000    1999(1)
-------  -------  -------
$        $21,986  $9,115

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    N/A      N/A      N/A      N/A

(1) Portfolio commenced operations May 3, 1999.

                                      ATSF
                     TRPDG- 2 T. Rowe Price Dividend Growth

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
           78.20%    43.76%

(1) Portfolio commenced operations on May 3, 1999.

THE SUB-ADVISER
----------------------------


T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE"), located at 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and T. Rowe Price Associates, Inc. The initial term for this agreement ended April 30, 2001, and it continues forward from year to year if approved annually.


PORTFOLIO MANAGER:

TOM HUBER has managed the T. Rowe Price Dividend Growth Portfolio since March, 2000 and heads an Investment Team for this portfolio. He joined T. Rowe Price in 1994.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     0.50% of first $100 million of average daily net assets and 0.40% of assets over $100 million (from first dollar)(2)

(2) The average daily net assets will be determined on a combined basis with the same name fund managed by the sub-adviser for IDEX Mutual Funds.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001      2000      1999
--------   -------   -------
           $62,136   $17,211

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Dividend Growth portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29, 1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                     TRPDG- 3 T. Rowe Price Dividend Growth

T. Rowe Price Small Cap

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not purchase additional securities when money borrowed exceeds 5% of its total assets. This restriction shall not apply to temporary borrowings until the portfolio's net assets exceed $40,000,000.

(B) The portfolio may not purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the portfolio's net asset value.

(C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(D) The portfolio may not invest in companies for the purpose of exercising control or management.

                                      ATSF
                        TRPSC- 1 T. Rowe Price Small Cap

(E) The portfolio may not purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the Reserve Investment or Government Reserve Investment Funds.

(F) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(H) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. T. Rowe Price Small Cap paid      for the fiscal year ended December
31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000     1999(1)
--------   --------   -------
           $165,657   $32,294

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000    1999
-------   ------   ----
          $1,767   $402

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001      2000     1999(1)
-------   -------   -------
          $30,189   $63,542

(1) Portfolio commenced operations May 3, 1999.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33 1/3% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000    1999(1)
-------  -------  -------
$        $31,481  $15,525

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
$                   N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000     1999(1)
-------   -------   -------
           64.53%   159.02%

(1) Portfolio commenced operations on May 3, 1999.

                                      ATSF
                        TRPSC- 2 T. Rowe Price Small Cap

THE SUB-ADVISER
----------------------------


T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE"), located at 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/ Transamerica Advisers and T. Rowe Price Associates, Inc. The initial term for this agreement ended April 30, 2001, and it continues forward from year to year if approved annually.


PORTFOLIO MANAGER:

PAUL W. WOJCIK, CFA, has managed the T. Rowe Price Small Cap Portfolio since December 2000 and heads the Investment Team for this portfolio. He joined T. Rowe Price in 1996 and has been a member of the investment team since the portfolio's inception.

SUB-ADVISER COMPENSATION

Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The sub-advisory fee for the Portfolio is 0.35% of the Portfolio's average daily net assets.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
         $76,732  $15,071

MONEY MARKET RESERVES

It is expected that the T. Rowe Price Small Cap portfolio will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and Price-Fleming. The Reserve Investment Fund ("RIF") and Government Reserve Investment Fund ("GRIF") are series of Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the Securities and Exchange Commission (Investment Company Act Release No. IC-22770, July 29, 1997).

The funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRIF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

The RIF and GRIF provide very efficient means of managing the cash reserves of the portfolios. While the funds do not pay an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRIF are expected by T. Rowe Price to operate at very low expense ratios. The portfolio will only invest in RIF or GRIF to the extent it is consistent with its objectives and programs.

The RIF and GRIF are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        TRPSC- 3 T. Rowe Price Small Cap

Third Avenue Value

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. Act as underwriter of securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, it may technically be deemed to be an underwriter under certain securities laws.

2. Invest 25% or more of the value of its total assets in the securities of issuers (other than Government securities) which are determined to be engaged in the same industry or similar trades or businesses or related trades or businesses.

3. Buy or sell commodities or commodity contracts or future contracts (other than gold or foreign currencies unless acquired as a result of ownership of securities).

4. Invest directly in real estate or interests in real estate, including limited partnership interests; however, the portfolio may own debt or equity securities issued by companies engaged in those businesses.

5. Borrow money or pledge, mortgage or hypothecate any of its assets except that the portfolio may borrow on a secured or unsecured basis as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the portfolio's total assets when the borrowing is made.

6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

7. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

(B) The portfolio may not participate on a "joint" or "joint and several" basis in any trading account in securities.

(C) The portfolio may not invest in securities of other investment companies if the portfolio, after such purchase or acquisition owns, in the aggregate, (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the portfolio, or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the portfolio) having an aggregate value in excess of 10% of the value of the total assets of the portfolio.

(D) The portfolio may not invest in interests in oil, gas, or other mineral exploration or development programs, although it may invest in the marketable securities of companies which invest in or sponsor such programs.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Third Avenue Value paid      for the fiscal year ended December 31,
2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $412,042   $145,682

                                      ATSF
                           TAV- 1 Third Avenue Value

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
         $3,970   $2,871

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000     1999
-------  -------  -------
          $ -0-   $10,734

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 5% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 5% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
2001(1)   2000    1999(2)
-------  -------  -------
$        $82,677  $7,817

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                  $76,474   92.50   $7,452    95.33

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Paine Webber, Inc. for
    the fiscal year ended December 31, 2001 was      .
(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Paine Webber, Inc. for the fiscal year ended December 31, 1999 was G1%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

Third Avenue Value investment policies and objectives, which emphasize long-term holdings, should tend to keep the number of portfolio transactions relatively low. Because of this, Third Avenue Value does not expect its annual portfolio turnover rate to exceed 50%.

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001     2000     1999
-------  -------  -------
         24.05%    9.56%

THE SUB-ADVISER
----------------------------

EQSF ADVISERS, INC. ("EQSF"), located at 767 Third Avenue, New York, New York 10017-2023, serves as sub-adviser to the Portfolio, pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and EQSF Advisers, Inc. The agreement continues forward from year to year if approved annually.

PORTFOLIO MANAGERS:

MARTIN J. WHITMAN and YANG LIE have served as portfolio managers of the Portfolio since September 2001. Mr. Whitman previously served as portfolio manager of this Portfolio since its inception. Yang Lie serves as portfolio manager for M.S. Whitman Advisers and as a senior research analyst for EQSF. Prior to joining EQSF in 1996, Ms. Lie was an equity analyst for Prudential Securities. Mr. Whitman is Chairman and Chief Executive Officer of the sub-adviser. During the past five years, Mr. Whitman has also served in various executive capacities with M.J. Whitman, Inc. and several other affiliated companies of the sub-adviser engaged in various investment and financial businesses. Mr. Whitman has over 42 years experience in the securities industry, has served as a Distinguished Management Fellow at the Yale School of Management and has been a director of various public and private companies, currently including

                                      ATSF
                           TAV- 2 Third Avenue Value

Danielson Holding Corporation, an insurance holding company, Nabors Industries, Inc., an international oil drilling contractor, and Tejon Ranch Company, an agricultural and land development company.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(1)

(1) Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000      1999
--------   --------   -------
           $203,994   $72,841

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                           TAV- 3 Third Avenue Value

Transamerica Convertible Securities



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceeds 5% of the value of the portfolio's total assets, or (b), the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.



2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.



3. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).



4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).



5. Lend any security or make any other loan if, as a result, more than 25% of the portfolio's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities, or to repurchase agreements).



6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.



7. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin account to guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.



8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:



(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.



(B) The portfolio may not sell securities short, except short sales "against the box" which includes underlying stocks of convertible securities.



(C) The portfolio may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.



(D) The portfolio may not invest in interests in oil, gas or other mineral development or exploration programs although it may invest in the marketable securities of companies that invest in or sponsor such programs.



                                      ATSF


                   TCS- 1 Transamerica Convertible Securities

(E) The portfolio may not invest for purposes of exercising control or management.



(F) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.



(G) The portfolio may not purchase securities in other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.



NOTE: SINCE THIS PORTFOLIO COMMENCED OPERATIONS ON MAY 1, 2002, NO HISTORICAL DATA IS AVAILABLE.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM") serves as sub-adviser to Transamerica Convertible Securities.



TIM, located at 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015 is a registered investment advisor, which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm, and one of the world's 100 largest public companies. AEGON/Transamerica Series Fund, Inc. is an affiliate of AEGON N.V.



PORTFOLIO MANAGERS:



GARY U. ROLLE, CFA AND KIRK J. KIM form a team that manages the Portfolio. Mr. Rolle is President and Chief Investment Officer of TIM, and Mr. Kim is Vice President and Portfolio Manager.



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



                                      ATSF


                   TCS- 2 Transamerica Convertible Securities

The percentages for Transamerica Convertible Securities are as follows:



 0.40% of the first $500 million of the Portfolio's average daily net assets; and 0.35% of the Portfolio's average daily net assets in excess of $500 million, less 50% of amount of excess expenses(1)



SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.


---------------


(1)Excess expenses are those expenses paid by the Investment Adviser on behalf of a portfolio pursuant to any expense limitation.

                                      ATSF
                   TCS- 3 Transamerica Convertible Securities

Transamerica Growth



INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceed 5% of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;



2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the portfolio's total assets, the portfolio will not make any additional investments;



3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;



4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the portfolio may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;



5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the portfolio's investments in government securities and (b) up to 25% of the value of the assets of the portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;



6. Invest 25% or more of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities, or of certificates of deposit and bankers' acceptances;



7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the portfolio may acquire securities under circumstances in which, if the securities were sold, the portfolio might be deemed to be an underwriter for purposes of the 1933 Act;



8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;



9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;



10. Purchase securities on margin, except that the portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities.



                                      ATSF


                           TG- 1 Transamerica Growth

For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the portfolio;



11. Invest in commodities, except that the portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;



12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by a portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval:



(A) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the portfolio's total assets would be invested in the securities of any one investment company; or (c) the portfolio would own more than 3% of the total outstanding voting securities of any investment company; and



(B) The portfolio may not invest in companies for the purposes of exercising control or management.



In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33.33% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



                                      ATSF


                           TG- 2 Transamerica Growth

COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



TRANSAMERICA INVESTMENT MANAGEMENT ("TIM") serves as the Sub-Adviser to Transamerica Growth.



TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment advisor which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm and one of the world's 100 largest public companies.



PORTFOLIO MANAGER:



(INFORMATION TO COME)



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentage for Transamerica Growth is as follows:



     50% of the fees paid to the Investment Adviser under the terms of the advisory agreement



SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.



                                      ATSF


                           TG- 3 Transamerica Growth

Transamerica Money Market(formerly J.P. Morgan
                         Money Market)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than cash items and "Government securities" as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the value of the portfolio's assets in any particular industry (other than Government securities or obligations of U.S. branches of U.S. banks).

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities.

4. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate (including real estate limited partnerships), commodities, or commodity contracts or interest in oil, gas or mineral exploration or development programs or leases. However, the portfolio may purchase debt securities or commercial paper issued by companies which invest in real estate or interest therein, including real estate investment trusts.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the portfolio.

6. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or to repurchase agreements).

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% restriction. This policy shall not prohibit reverse repurchase agreements or the segregation of assets in connection with such transactions.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply to reverse repurchase agreements or the segregation of assets in connection with such transactions.

(B) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(C) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(D) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or the Sub-Adviser has made a determination of liquidity, as permitted under the 1940 Act.

(E) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Restrictions (i) and (ii) do not apply to securities received as dividends, through offers to

                                      ATSF
                        TMM- 1 Transamerica Money Market
exchange, or as a result of reorganization, consolidation, or merger.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in oil, gas or other mineral exploration or development programs, although it may invest in the marketable securities of companies that invest in or sponsor such programs.

Except with respect to borrowing money, if a percentage limitation set forth above in the investment restrictions for each portfolio is complied with at the time of the investment, a subsequent change in the percentage resulting from any change in value of a portfolio's net assets will not result in a violation of such restriction. State laws and regulations may impose additional limitations on borrowing, lending, and the use of options, futures, and other derivative instruments. In addition, such laws and regulations may require a portfolio's investments in foreign securities to meet additional diversification and other requirements.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Directors to the
Board. Transamerica Money Market paid      for the fiscal year ended December
31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001        2000         1999
--------   ----------   ----------
           $1,137,891   $1,078,993

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001      2000     1999
-------   ------   -------
          $8,908   $13,674

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.70%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001     2000   1999
-------   ----   ----
          $-0-   $-0-

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001     2000     1999
-------  -------  -------
$         $ -0-    $ -0-

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    -0-      -0-      -0-      -0-

PORTFOLIO TURNOVER RATE
-------------------------------------------

Transamerica Money Market does not have a stated portfolio turnover rate, as securities of the type in which it invests are excluded in the usual calculation of that rate.

THE SUB-ADVISER
----------------------------


TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM"), located at 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015, serves as sub-


                                      ATSF
                        TMM- 2 Transamerica Money Market
adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002, between AEGON/Transamerica Advisers and TIM. The Agreement has an initial term ending April 30, 2004, and will continue forward from year to year if approved annually.

TIM is a registered investment advisor, which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm, and one of the world's 100 largest public companies. The Fund and TIM are affiliates.

PORTFOLIO MANAGERS:

(INFORMATION TO COME)

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     0.15% of average daily net assets

SUB-ADVISORY FEES*

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $424,088   $404,622

* Prior to May 1, 2002, J.P. Morgan served as sub-adviser to this portfolio.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        TMM- 3 Transamerica Money Market

Transamerica Small Company


INVESTMENT RESTRICTIONS

------------------------------------------


The portfolio may not, as a matter of fundamental policy:



1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than Government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of such issuer exceed 5% of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;



2. Borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of the portfolio's total assets, the portfolio will not make any additional investments;



3. Lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and
(e) entering into variable rate demand notes;



4. Purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of the portfolio may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction;



5. Purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to the portfolio's investments in government securities and (b) up to 25% of the value of the assets of the portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitations under the 1940 Act;



6. Invest 25% or more of the Portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their service: for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities, or of certificates of deposit and bankers' acceptances.;



7. Underwrite any issue of securities, except to the extent that the sale of securities in accordance with the portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the portfolio may acquire securities under circumstances in which, if the securities were sold, the portfolio might be deemed to be an underwriter for purposes of the 1933 Act;



8. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer;



9. Make short sales of securities or maintain a short position unless, at all times when a short position is open, the portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short;



10. Purchase securities on margin, except that the portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities.


                                      ATSF
                       TSC- 1 Transamerica Small Company

For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by the portfolio;



11. Invest in commodities, except that the portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the prospectus;



12. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by a portfolio of a segregated account with its custodian or some other form of "cover."



Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors without shareholder approval:



(A) The portfolio may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the portfolio's total assets would be invested in the securities of any one investment company; or (c) the portfolio would own more than 3% of the total outstanding voting securities of any investment company; and



(B) The portfolio may not invest in companies for the purposes of exercising control or management.



In addition to the above, as a fundamental policy, the portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such portfolio (which might result in duplication of certain fees and expenses).



NOTE: Since this Portfolio commenced operations on May 1, 2002, no historical data is available.



FEES PAID BY PORTFOLIO

---------------------------------------


DIRECTOR'S FEES



Every portfolio pays a share of the fees and expenses for the Directors to the Board.



ADVISORY FEES



The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus.



ADMINISTRATIVE SERVICES FEES



The Portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services.



PORTFOLIO EXPENSES PAID BY


SUB-ADVISER

----------------------------------------------


The Sub-Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the
portfolio's average daily net assets,      %.



BORROWING

--------------------


Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 33.33% of total assets.



To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.



COMMISSIONS PAID BY THE PORTFOLIO

----------------------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.


                                      ATSF
                       TSC- 2 Transamerica Small Company

PORTFOLIO TURNOVER RATE

-------------------------------------------


Since the Portfolio commenced operations on May 1, 2002, no information is available.



THE SUB-ADVISER

----------------------------


The Sub-Adviser serves pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Transamerica Investment Management, LLC. The initial term for this agreement ends April 30, 2004, and it continues forward from year to year if approved annually.



TRANSAMERICA INVESTMENT MANAGEMENT ("TIM") serves as the Sub-Adviser to Transamerica Small Company.



TIM, located at 1150 South Olive Street, Los Angeles, California 90015, is a registered investment advisor which is wholly owned by Transamerica Investment Services ("TIS"). TIS's parent was acquired in 1999 by AEGON, N.V., a global financial services firm and one of the world's 100 largest public companies.



PORTFOLIO MANAGER:



[INFORMATION TO COME]



SUB-ADVISER COMPENSATION



Each Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.



The percentages for Transamerica Growth are as follows:



     50% of the fees paid to the Investment Adviser under the terms of the advisory agreement



SUB-ADVISORY FEES



Since the Portfolio commenced operations on May 1, 2002, no information is available.



NOTE: Complete descriptions of the portfolio specific areas treated above are provided in the respective topic areas in this SAI.


                                      ATSF
                       TSC- 3 Transamerica Small Company

Transamerica Value Balanced(formerly, Dean Asset
                           Allocation)

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

3. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper or debt securities).

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except for temporary or emergency purposes (not for leveraging or investment) in excess of 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 25% limitation.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets.

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

(F) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 25% of the portfolio's total assets would be invested in such securities.

                                      ATSF
                       TVB- 1 Transamerica Value Balanced

                          [OTHER INFORMATION TO COME]

                                      ATSF
                       TVB- 2 Transamerica Value Balanced

Value Line Aggressive Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and banker's acceptances.

3. Invest in commodities or commodity contracts except that the portfolio may invest in stock index futures contracts and options on stock index futures contracts.

4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

5. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, provided that repurchase agreements maturing in more than seven days when taken together with other illiquid investments do not exceed 10% of the portfolio's assets, and (c) loans of securities as permitted by applicable law.

6. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

7. Borrow money, except that the portfolio may borrow from banks for investment purposes as set forth in the prospectus. Immediately after borrowing, including reverse repurchase agreements, the portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short ("short against the box"), provided that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not purchase securities of other investment companies, except as it may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

(D) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any securities for which the Board of Directors or sub-adviser has made a determination of liquidity, as permitted under the 1940 Act.

                                      ATSF
                      VLAG- 1 Value Line Aggressive Growth

(E) The portfolio may not invest in companies for the purpose of exercising control or management.

(F) The portfolio may not purchase or sell any put or call options or any combinations thereof, except that the portfolio may write and sell covered call option contracts on securities owned by the portfolio. The portfolio may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transaction"). The portfolio may also purchase and sell put and call options on stock index futures contracts.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Value Line Aggressive Growth paid      for the fiscal year ended
December 31, 2001.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
         $20,892    N/A

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
          $262      N/A

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The following Portfolio Expenses were paid by the Investment Adviser for the last three fiscal years:

 2001    2000(1)   1999
-------  -------  -------
         $22,530    N/A

(1) Portfolio commenced operations May 1, 2000.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
 2001    2000(1)   1999
-------  -------  -------
$        $5,951     N/A

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
                    N/A      N/A      N/A      N/A

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001    2000(1)   1999
-------  -------  -------
         26.13%     N/A

(1) Portfolio commenced operations May 1, 2000.

THE SUB-ADVISER
----------------------------


VALUE LINE, INC. ("VALUE LINE"), located at 220 East 42nd Street, New York, New York 10017-5891, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2000, between AEGON/ Transamerica Advisers and Value Line, Inc. The initial term for this agreement ended April 30, 2002, and it continues forward from year to year if approved annually.


                                      ATSF
                      VLAG- 2 Value Line Aggressive Growth

Value Line, also acts as investment adviser to other mutual funds and furnishes investment counseling services to private and institutional clients resulting in combined assets under management of over $5 billion. Value Line was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. which, with its predecessor, has been in business since 1931.

PORTFOLIO MANAGER:
A committee of employees of VALUE LINE, INC. is jointly and primarily responsible for the day-to-day management of the portfolio.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     50% of fees received by the investment adviser for services rendered under the advisory agreement, less 50% of amount of excess expenses(2)

(2) Excess expenses are those expenses paid by the investment adviser on behalf of a portfolio pursuant to any expense limitation.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

 2001     2000(1)    1999
-------   -------   -------
          $10,321       N/A

(1) Portfolio commenced operations May 1, 2000.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                      VLAG- 3 Value Line Aggressive Growth

Van Kampen Emerging Growth

INVESTMENT RESTRICTIONS
------------------------------------------

The Portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the portfolio from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 25% of the value of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 25% of the value of the portfolio's total assets by reason of a decline in total assets will be reduced within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements.

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

Furthermore, the portfolio has adopted the following non-fundamental investment restrictions which may be changed by the Board of Directors of the Fund without shareholder or policyowner approval:

(A) The portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, provided that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute selling securities short.

(B) The portfolio may not purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

(C) The portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a consolidation, merger or other reorganization.

(D) The portfolio may not mortgage or pledge any securities owned or held by the portfolio in amounts that exceed, in the aggregate, 15% of the portfolio's net assets, provided that this limitation does not apply in the case of assets deposited to provide margin or guarantee positions in options, futures contracts and options on futures contracts or the segregation of assets in connection with such contracts.

(E) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not

                                      ATSF
                       VKEG- 1 Van Kampen Emerging Growth
include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which the Board of Directors has made a determination as to liquidity, as permitted under the 1940 Act.

(F) The portfolio may not invest in companies for the purpose of exercising control or management.

(G) The portfolio may not invest in securities of foreign issuers denominated in foreign currency and not publicly traded in the United States if at the time of acquisition more than 20% of the portfolio's total assets would be invested in such securities.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Every portfolio pays a share of the fees and expenses for the Fund's Board of
Directors. Van Kampen Emerging Growth paid      for the fiscal year ended
December 31, 2001.
ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The Portfolio paid the following amounts for the last three fiscal years:

  2001        2000          1999
--------   -----------   ----------
           $18,276,277   $8,946,705

ADMINISTRATIVE SERVICES FEES

The Portfolio paid Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. in the following amounts for the last three fiscal years:

  2001       2000       1999
--------   --------   --------
           $180,943   $214,882

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the Portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 1.00%. The Investment Adviser did not pay any Portfolio Expenses for the Portfolio in the last three fiscal years.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the Portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

The Portfolio paid brokerage commissions in the following amounts for the last three fiscal years:

                       COMMISSIONS PAID BY THE PORTFOLIO

  AGGREGATE COMMISSIONS
 YEAR ENDED DECEMBER 31
-------------------------
2001(1)  2000(2)  1999(3)
-------  -------  -------
$        $1,959,787 $1,305,965

          AFFILIATED BROKERAGE COMMISSIONS
               YEAR ENDED DECEMBER 31
----------------------------------------------------
 2001       %      2000       %      1999       %
-------  -------  -------  -------  -------  -------
$                 $38,915   1.99    $9,346     <1

(1) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co.,
    Incorporated for the fiscal year ended December 31, 2001 was           .

(2) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co., Incorporated for the fiscal year ended December 31, 2000 was 2.37%.

(3) The percentage of the portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Morgan Stanley & Co., Incorporated for the fiscal year ended December 31, 1999 was 1.06%.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The Portfolio Turnover Rate for the Portfolio for the last three fiscal years is as follows:

 2001      2000      1999
-------   -------   -------
          120.78%   117.72%

                                      ATSF
                       VKEG- 2 Van Kampen Emerging Growth

THE SUB-ADVISER
----------------------------


VAN KAMPEN ASSET MANAGEMENT, INC. ("VAN KAMPEN"), located at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181, serves as sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended, between AEGON/Transamerica Advisers and Van Kampen Asset Management, Inc. The initial term for this agreement ended December 31, 1998, and it continues forward from year to year if approved annually.


Van Kampen, is a wholly owned subsidiary of Van Kampen Investments, Inc., which, in turn, is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a financial services company.

PORTFOLIO MANAGER:
GARY M. LEWIS leads an investment team and is primarily responsible for the day-to-day management of Van Kampen Emerging Growth. Mr. Lewis has been Senior Vice President of Van Kampen since October 1995. Previously, he served as Vice President and portfolio manager of Van Kampen from 1989 to October 1995.

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the sub-adviser.

The sub-advisory fee for the Portfolio is:

     50% of fees received by the Investment Adviser for services rendered under the advisory agreement.

SUB-ADVISORY FEES

The Sub-Adviser was paid fees for its services in the following amounts for the last three fiscal years:

  2001        2000         1999
--------   ----------   ----------
           $9,097,902   $4,473,352

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                       VKEG- 3 Van Kampen Emerging Growth

Van Kampen Money Market

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 10% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                        VKMM- 1 Van Kampen Money Market
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Van Kampen Money Market did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------

Morgan Stanley serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Van Kampen Money Market is:

     0.25%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                        VKMM- 2 Van Kampen Money Market

Van Kampen Asset Allocation

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                      VKAA- 1 Van Kampen Asset Allocation
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Van Kampen Money Market did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.

ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------

Morgan Stanley serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:


                                   [to come]


SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Van Kampen Asset Allocation is:

     0.30%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                      VKAA- 2 Van Kampen Asset Allocation

Van Kampen Active International Allocation


INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(G) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF

              VKAIA- 1 Van Kampen Active International Allocation except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------

Morgan Stanley serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.

PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.


The percentage for Van Kampen Active International Allocation Stock is:


     0.75% up to $20 million; 0.60% over $20 million up to $50 million; and 0.50% of assets in excess of $50 million. At such times as net assets exceed $200 million, 0.50% of total net assets.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF

              VKAIA- 2 Van Kampen Active International Allocation

Capital Guardian Value

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                         CGV- 1 Capital Guardian Value
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Capital Guardian Value did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Capital Guardian Value is:

     0.50% of assets up to $150 million; 0.45% of assets over $150 million up to $300 million; 0.35% of assets over $300 million up to $500 million; and 0.30% of assets in excess of $500 million.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                         CGV- 2 Capital Guardian Value

JENNISON GROWTH

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                             JG- 1 Jennison Growth
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Jennison Growth did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Jennison serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Jennison Growth is:

     0.50% of assets up to $300 million; and 0.45% of assets over $300 million.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                             JG- 2 Jennison Growth

Transamerica U.S. Government


INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF

                      TUSG- 1 Transamerica U.S. Government
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. Transamerica U.S. Government did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Transamerica Investment Management, LLC serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.


The percentage for Transamerica U.S. Government Securities is:


     0.15%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF

                      TUSG- 2 Transamerica U.S. Government

DREYFUS SMALL CAP VALUE

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                        DSCV- 1 DREYFUS SMALL CAP VALUE
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Dreyfus serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Dreyfus Small Cap Value is:

     0.375%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                        DSCV- 2 DREYFUS SMALL CAP VALUE

T. Rowe Price Equity Income

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                      TRPEI- 1 T. Rowe Price Equity Income
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


T. Rowe Price serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for T. Rowe Price Equity Income is:

     0.40%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                      TRPEI- 2 T. Rowe Price Equity Income

T. Rowe Price Growth Stock

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                      TRPGS- 1 T. Rowe Price Growth Stock
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


T. Rowe Price serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for T. Rowe Price Growth Stock is:

     0.40%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                      TRPGS- 2 T. Rowe Price Growth Stock

J.P. MORGAN ENHANCED INDEX

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                      JPMEI- 1 J.P. MORGAN ENHANCED INDEX
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


J.P. Morgan serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:


[To come]


SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for J.P. Morgan Enhanced Index is:

     0.35%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: COMPLETE DESCRIPTIONS OF THE PORTFOLIO SPECIFIC AREAS INCLUDED ABOVE ARE PROVIDED IN THE RESPECTIVE TOPIC AREA IN THIS SAI.

                                      ATSF
                      JPMEI- 2 J.P. MORGAN ENHANCED INDEX

CAPITAL GUARDIAN GLOBAL

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                         CGG- 1 CAPITAL GUARDIAN GLOBAL
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
------------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:


[to come]


SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Capital Guardian Global is:

     0.65% of assets up to $150 million; 0.55% of assets over $150 million up to $300 million; 0.45% of assets over $300 million up to $500 million; and 0.40% of assets in excess of $500 million.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                         CGG- 2 CAPITAL GUARDIAN GLOBAL

MFS HIGH YIELD

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                            MFSHY- 1 MFS HIGH YIELD
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


MFS serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:


[to come]


SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for MFS High Yield is:

     0.375%.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                            MFSHY- 2 MFS HIGH YIELD

Janus Growth II

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                            JGII- 1 Janus Growth II
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
-------------------------------------------

The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
----------------------------


Janus Capital serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:

SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Janus Growth II is:

     0.50% (voluntarily waived to 0.40%)

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                            JGII- 2 Janus Growth II

Capital Guardian U.S. Equity

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 33 1/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 33 1/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation. This policy shall not prohibit reverse repurchase agreements or deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

3. Purchase or sell physical commodities (but this shall not prevent the portfolio from entering into future contracts and options thereon).

4. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

5. Lend any security although the portfolio may lend portfolio securities provided that the aggregate of such loans do not exceed 33 1/3% of the value of the portfolio's total assets. The portfolio may purchase money market securities, enter into repurchase agreements and acquire publicly distributed or privately placed debt securities, and purchase debt.

6. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

7. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

8. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

Furthermore, the portfolio has adopted the following non-fundamental restrictions which may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

(B) The portfolio may not invest in companies for the purpose of exercising control or management.

(C) The portfolio may not purchase securities of open-end or closed-end investment companies.

(D) The portfolio may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities; and (ii) it may make margin deposits in connection with futures contracts or other permissible investments.

(E) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness

                                      ATSF
                     CGUSE- 1 Capital Guardian U.S. Equity
except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the portfolio's total assets at the time of borrowing or investment.

(F) The portfolio may not sell securities short, except short sales "against the box."

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. This portfolio did not pay any fees or expenses for the fiscal year ended December 31, 2002 as the portfolio commenced operations May 1, 2002.


ADVISORY FEES

The Investment Adviser is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory Fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the fiscal periods ending December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

ADMINISTRATIVE SERVICES FEES

Each portfolio pays Administrative Services Fees to AEGON/Transamerica Fund Services, Inc. The portfolio did not pay any advisory fees for the fiscal periods ended December 31, 1999, 2000 or 2001 as it did not commence operations until May 1, 2002.

PORTFOLIO EXPENSES PAID BY
THE INVESTMENT ADVISER
----------------------------------------------

The Investment Adviser does not pay excess expenses for this portfolio.

BORROWING
--------------------

Subject to its investment restrictions, the Portfolio may borrow money from banks for temporary or emergency purposes as permitted by law.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------

A portfolio may pay brokerage commissions. The portfolio did not pay any brokerage commissions for the past three years as it did not commence operations until May 1, 2002.

PORTFOLIO TURNOVER RATE
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The portfolio did not commence operations until May 1, 2002 so no information is available for fiscal year ended December 31, 2002 with respect to turnover rate.

THE SUB-ADVISER
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Capital Guardian serves as sub-adviser for this portfolio pursuant to a Sub-Advisory Agreement dated January 1, 1997, as amended May 1, 2002. The agreement has an initial term ending April 30, 2004, and will continue in effect year to year if approved annually.


PORTFOLIO MANAGER:


[to come]


SUB-ADVISER COMPENSATION

Each sub-adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio managed by the Sub-Adviser.

The percentage for Capital Guardian U.S. Equity is:

     0.50% of assets up to $150 million; 0.45% of assets over $150 million up to $300 million; 0.35% of assets over $300 million up to $500 million; and 0.30% of assets over $500 million.

SUB-ADVISORY FEES

The Sub-Adviser did not receive any fees for its services for the Fund's last three fiscal years as it did not commence operations until May 1, 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic area in this SAI.

                                      ATSF
                     CGUSE- 2 Capital Guardian U.S. Equity

INVESTMENT POLICIES AND STRATEGIES

(This section of this SAI further explains policies and strategies utilized by the portfolios of ATSF. Please refer to each portfolio's prospectus and investment restrictions for the policies and strategies pertinent to a particular portfolio.)

LENDING

Each portfolio may lend its portfolio securities subject to the restrictions stated in this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each portfolio must receive any dividends or interest paid by the issuer on such securities; (c) each portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

State laws and regulations may impose additional limitations on borrowings.

Securities loaned by a portfolio remain subject to fluctuations in market value. A portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a portfolio may experience delays in, or be prevented from, recovering the collateral. During the period that the portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The portfolios do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A portfolio may also incur expenses in enforcing its rights. If a portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Some of the portfolios may also lend (or borrow) money to other funds that are managed by their respective Sub-Adviser, provided such portfolio seeks and obtains permission from the SEC.

BORROWING

Subject to its investment restrictions, each portfolio may borrow money from banks for temporary or emergency purposes. To secure borrowings, a portfolio may not mortgage or pledge its securities in amounts that exceed a certain percentage of its net assets.

The portfolios with a common Sub-Adviser may also borrow (or lend) money to other portfolios or funds that permit such transactions and are also advised by that Sub-Adviser, provided each portfolio or fund seeks and obtains permission from the SEC. There is no assurance that such permission would be granted.

Certain portfolios may borrow for investment purposes -- this is called "leveraging." Such portfolio may borrow only from banks, not from other investment companies. There are risks associated with leveraging:

- If a portfolio's asset coverage drops below 300% of borrowings, the portfolio may be required to sell securities within three days to reduce its debt and restore the 300% coverage, even though it may be disadvantageous to do so.

- Leveraging may exaggerate the effect on net asset value of any increase or decease in the market value of a portfolio's securities.

- Money borrowed for leveraging will be subject to interest costs. In certain cases, interest costs may exceed the return received on the securities purchased.

- A portfolio may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit.

- Either of these requirements would increase the cost of borrowing over the stated interest rate.

SHORT SALES

Each portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

FOREIGN SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include:

- CURRENCY TRADING COSTS. A portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

- DIFFERENT ACCOUNTING AND REPORTING PRACTICES. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

- LESS INFORMATION AVAILABLE. There is generally less public information available about foreign companies.

- MORE DIFFICULT BUSINESS NEGOTIATIONS. A portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

- REDUCED LIQUIDITY/INCREASED VOLATILITY. Some foreign securities are less liquid and their prices more volatile, than securities of comparable U.S. companies.

- SETTLEMENT DELAYS. Settling foreign securities may take longer than settlements in the U.S.

- HIGHER CUSTODY CHARGES. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

- ASSET VULNERABILITY. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a portfolio. Certain countries may also impose limits on the removal of securities or other assets of a portfolio. Interest, dividends and capital gains on foreign securities held by a portfolio may be subject to foreign withholding taxes.

POLITICAL INSTABILITY. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in emerging countries or in countries with limited or emerging markets, In particular, developing countries have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, a portfolio's foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the portfolio does not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the portfolio may be significantly affected by trading on days when policyholders cannot make transactions.

A portfolio may also purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. A portfolio may also invest in American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") and other types of receipts of shares evidencing ownership of the underlying foreign security.

ADRS and ADSS are subject to some of the same risks as direct investments in foreign securities, including the currency risk discussed above. The regulatory requirements with respect to ADRs and ADSs that are issued in sponsored and unsponsored programs are generally similar but the issuers of unsponsored ADRs and ADSs are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the ADRs and ADS.

FOREIGN EXCHANGE TRANSACTIONS. To the extent a portfolio invests directly in foreign securities, a portfolio will engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that a portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, a portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes a portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

FOREIGN BANK OBLIGATIONS

A portfolio may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time a portfolio has exposure to foreign currencies. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a portfolio's limitation on investing in illiquid securities.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.

The portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. Such of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

At the time of settlement, the market value of the security may be more or less than the purchase price. The portfolio bears the risk of such market value fluctuations. These transactions also involve a risk to a portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the portfolio is delayed or prevented from completing the transaction.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to a portfolio's investment restrictions and policies, a portfolio may enter into repurchase or reverse repurchase agreements.

In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. A portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a portfolio in connection with bankruptcy proceedings), it is the policy of the portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by a portfolio's Sub-Adviser.

In a reverse repurchase agreement, a portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time.

Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for temporary or emergency purposes without necessity of selling portfolio securities or to earn additional income on portfolio securities such as U.S. Treasury bills and notes. While a reverse repurchase agreement is outstanding, the portfolio will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. A portfolio will enter into reverse repurchase agreements only with parties that the portfolio's Sub-Adviser deems creditworthy, and that have been reviewed by the Board of Directors of the Fund. [Goldman Sachs Growth may, together with other registered investment companies managed by GSAM or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.]

RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES

Subject to a portfolio's investment restrictions or policies, a portfolio may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that the portfolio may hold include the Federal Housing Administration.

Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small

Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association ("FNMA").

NON-INVESTMENT GRADE DEBT SECURITIES

Subject to limitations set forth in a portfolio's investment policies, a portfolio may invest its assets in debt securities below the four highest grades ("lower grade debt securities" commonly referred to as "junk bonds"), as determined by Moody's Investors Service, Inc. ("Moody's") (lower than Baa) or Standard & Poor's Corporation ("S&P") (lower than BBB). Bonds and preferred stock rated "B" or "b" by Moody's are not considered investment grade debt securities. (See Appendix B for a description of debt securities ratings.)

Before investing in any lower-grade debt securities, a portfolio's Sub-Adviser will determine that such investments meet the portfolio's investment objective. Lower-grade debt securities usually have moderate to poor protection of principal and interest payments, have certain speculative characteristics, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-grade debt securities may be thinner and less active than for investment grade debt securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for lower-grade debt securities may decline significantly in periods of general economic difficulty or rising interest rates. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The quality limitation set forth in each portfolio's investment policies is determined immediately after the portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the portfolio's investment policies.

CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in a portfolio's policies or investment restrictions, a portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS (Preferred Equity Redeemable Stock, converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio's investment in non-convertible debt securities.

INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each portfolio's investment restrictions and policies:

FUTURES CONTRACTS. A portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a portfolio will incur brokerage fees when it buys or sells futures contracts.

When a portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of a portfolio's securities or the prices of securities which the portfolio is considering buying at a later date. Futures may also be used for managing a portfolio's exposure to change in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a portfolio, the portfolio may be entitled to return of margin owed to the portfolio only in proportion to the amount received by the FCM's other customers. The portfolio's Sub-Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCM with which the portfolio does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Although a portfolio would hold cash and liquid assets in a segregated account with a value sufficient to cover the portfolio's open futures obligations, the segregated assets would be available to the portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a portfolio holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the portfolio and thereby preventing a portfolio's net asset value from declining as much as it otherwise would have. A portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the portfolio could buy equity securities on the cash market. To the extent a portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the portfolio with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio's Sub-Adviser still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although each portfolio's Sub-Adviser believes that use of such contracts can benefit a portfolio, if the Sub-Adviser's investment judgment is incorrect, a portfolio's overall performance could be worse than if the portfolio had not entered into futures contracts. For example, if a portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the portfolio and prices increase instead, the portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the portfolio's futures positions. In addition, if the portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a portfolio will not match exactly the portfolio's current or potential investments. A portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

Each portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Such guidelines presently require that to the extent that a portfolio enters into futures contracts or options on a futures position that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the portfolio's net assets.

OPTIONS ON FUTURES CONTRACTS. A portfolio may buy and write options on futures contracts. An option on a futures contract gives the portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on individual securities. See "Options on Securities" on page 35. Transactions in options on futures contracts will generally not be made other than to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the portfolio's securities or the process of securities which the portfolio is considering buying at a later date.

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when a portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the portfolio is considering buying. If a call or put option a portfolio has written is exercised, the portfolio will incur loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, a portfolio may buy a put option on a futures contract to attempt to hedge the portfolio's securities against the risk of falling prices.

The amount of risk a portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. A portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A portfolio may invest in forward currency contracts with stated contract values of up to the value of the portfolio's assets.

A portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. A portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when a portfolio's Sub-Adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or, when the portfolio's Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

A portfolio also may enter into a forward currency contract with respect to a currency where the portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances a portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when a portfolio's Sub-Adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the portfolio are denominated ("cross-hedge"). For example, if a portfolio's Sub-Adviser believes that a particular foreign currency may decline relative to the U.S. dollar, a portfolio could enter into a contract to sell that currency or a proxy currency (up to the value of the portfolio's assets denominated in that currency) in exchange for another currency that the

Sub-Adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting a portfolio's currency exposure from one foreign currency to another removes the portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the portfolio if the portfolio's Sub-Adviser's projection of future exchange rates is inaccurate.

A portfolio also may enter into forward contracts to buy or sell at a later date instruments in which a portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, a portfolio may buy call options permitting the portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or the portfolio may buy put options permitting the portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, a portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the portfolio's assets.

Also, with regard to a portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. A portfolio may buy put and call options and may write covered put and call options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a portfolio may buy put options on the foreign currency. If the value of the currency declines, the portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to a portfolio's option position, the portfolio could sustain losses on transactions in foreign currency options which would require that the portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the portfolio in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

A portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

A portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the portfolio is permitted to invest directly. A portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the portfolio's Sub-Adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by a portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the portfolio's obligations under an option written by the portfolio, as the case may be, will be subject to the portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the portfolio to effect an offsetting transaction at the time when the portfolio's Sub-Adviser believes it would be advantageous for the portfolio to do so.

OPTIONS ON SECURITIES. In an effort to reduce fluctuations in net asset value, a portfolio may write covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over-the-counter ("OTC"). A portfolio also may write call options that are not covered for cross-hedging purposes. A portfolio may write and buy options on the same types of securities that the portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on a portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a portfolio is "covered" if the portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

A portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating with its custodian cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio's Sub-Adviser believes that writing the option would achieve the desired hedge.

If a put or call option written by a portfolio was exercised, the portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit a portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If a portfolio desires to sell a particular security on which the portfolio has written a call option, the portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; a portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a portfolio would have to exercise the options in order to realize any profit. If a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A portfolio may write options in connection with buy-and-write transactions; that is, a portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or take delivery of the security at the exercise price and a portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may buy call options to attempt to hedge against an increase in the price of securities that the portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In purchasing an option, a portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by a portfolio were permitted to expire without being sold or exercised, the portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of a portfolio's investments from interest rate or currency exchange rate fluctuations, a portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. A portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the portfolio may consider buying at a later date. A portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets in which they are entered into. A portfolio will usually enter into interest rate swaps on a net basis, I.E., the two payment streams are netted out, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Fund's custodian. If a portfolio enters into an interest rate swap on other than a net basis, the portfolio would segregate assets in the full amount accrued on a daily basis of the portfolio's obligations with respect to the swap. A portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A portfolio's Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-Advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a portfolio sells (I.E., writes) caps and floors, it will segregate with the custodian cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the portfolio's obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in each portfolio's policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a portfolio would risk the loss of the net amount of the payments that the portfolio contractually is entitled to receive. A portfolio may buy and sell (I.E., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as each portfolio's Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. A Sub-Adviser may use these opportunities to the extent they are consistent with each portfolio's respective investment objective and are permitted by each portfolio's respective investment limitations and applicable regulatory requirements.

SUPRANATIONAL AGENCIES. A portfolio may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

INDEX OPTIONS. In seeking to hedge all or a portion of its investments, a portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the portfolios. The portfolios with such option writing authority may write only covered options. A portfolio may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a portfolio realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a portfolio of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a portfolio engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. A portfolio may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The portfolios also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A portfolio may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A portfolio investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the portfolios invest. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a portfolio as the possible loss of the entire premium paid for an option bought by the portfolio, the inability of the portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Fund's custodian bank to ensure that the portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the portfolio's assets could impede implementation of the portfolio's investment policies or the portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to any limitations set forth in the policies and investment restrictions for a portfolio, a portfolio may invest in zero coupon, pay-in-kind or step coupon securities. Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Because they do not pay current income, the price of pay-in-kind securities can be very volatile when interest rates change.

Current Federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code, each portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A portfolio might obtain such cash from selling other portfolio holdings. These actions are likely to reduce the assets to which a portfolio's expenses could be allocated and to reduce the rate of return for the portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

WARRANTS AND RIGHTS

Subject to its investment limitations, a portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

MORTGAGE-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

ASSET-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (E.G., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. A portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

PASS-THROUGH SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

OTHER INCOME PRODUCING SECURITIES

Subject to each portfolio's investment restrictions and policies, other types of income producing securities that a portfolio may purchase include, but are not limited to, the following types of securities:

VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

STANDBY COMMITMENTS. These instruments, which are similar to a put, give a portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the portfolio at a specified price.

TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. A portfolio will not invest more than 5% of its assets in inverse floaters.

A portfolio will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio. (See Appendix A regarding income producing securities in which a portfolio may invest.)

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a portfolio may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Directors has authorized each portfolio's Sub-Adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Directors. Under the guidelines, the portfolio's Sub-Adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The portfolio may be restricted in its ability to sell such securities at a time when a portfolio's Sub-Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

OTHER INVESTMENT COMPANIES

In accordance with certain provisions of the 1940 Act, certain portfolios may invest up to 10% of their total assets, calculated at the time of purchase, in the securities of money market funds, which are investment companies. The 1940 Act also provides that a portfolio generally may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the voting securities of any other investment company. A portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the portfolio. IHowever, if the Janus Growth, or Janus Global portfolio invests in a Janus money market fund, Janus Capital will remit to such portfolio the fees it receives from the Janus money market fund to the extent such fees are based on the portfolio's assets.

BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which a portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

Bank and thrift obligations in which the portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by Federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to Federal examination and to a substantial body of Federal law regulation. As a result of Federal and state laws and regulations, Federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly-owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

A portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are Federally insured, provided the obligation of any single institution does not exceed the Federal insurance coverage of the obligation, presently $100,000.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a Sub-Adviser that the ratings are within the two highest ratings of commercial paper.

In addition, when purchasing variable rate master demand notes, a Sub-Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.

RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, the portfolio owns "debt" and becomes a creditor to the company or government.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. A portfolio may vary the average maturity of its portfolio of debt securities based on the Sub-Adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix B for a description of debt securities ratings.)

RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. A portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the portfolio's share price will depend upon the extent of the portfolio's investment in such securities.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's ). (See Appendix B for a description of debt securities rating.)

RISK FACTORS

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

In the event of a default, a portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher quality securities.

TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by Federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

MANAGEMENT OF THE FUND
DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors. Subject to the supervision of the Board of Directors, the assets of each portfolio are managed by an investment adviser and sub-advisers, and by portfolio managers. The Board of Directors is responsible for managing the business and affairs of the Fund and oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and officers of the Fund is as follows:

                                                            NUMBER
                                                              OF
                                  TERM OF                 PORTFOLIOS
                                   OFFICE                     IN
                                    AND                     COMPLEX                                              OTHER
                                   LENGTH    POSITION(S)   OVERSEEN                                          DIRECTORSHIPS
                                  OF TIME     HELD WITH       BY              PRINCIPAL OCCUPATION(S)           HELD BY
NAME, AGE AND ADDRESS              SERVED       FUND       DIRECTOR             DURING PAST 5 YEARS            DIRECTOR
---------------------            ----------  -----------  -----------   -----------------------------------  -------------
--------------------------------------------------------------------------------------------------------------------------
                                                   Interested Directors
--------------------------------------------------------------------------------------------------------------------------
*John R. Kenney                  From 1986   Chairman,        93        Chairman, Director & Co-CEO of
                                 to present  Director                   Great Companies, L.L.C.; Chairman
                                                                        of Western Reserve Life Assurance
                                                                        Co. of Ohio (1996-present); Trustee
                                                                        & Chairman of IDEX Mutual Funds
                                                                        (investment company) St.
                                                                        Petersburg, FL.
Patrick Baird                    From 1999   Director         93        Executive Vice President, Chief
                                 to present                             Operating Officer of AEGON USA
                                                                        (Cedar Rapids, IA); Trustee of IDEX
                                                                        Mutual Funds, St. Petersburg, Fl.
--------------------------------------------------------------------------------------------------------------------------
                                                  Independent Directors
--------------------------------------------------------------------------------------------------------------------------
Peter R. Brown                   From 1986   Vice             93        Chairman of the Board, Peter Brown
  11180 6th Street East          to present  Chairman,                  Construction Company (construction
  Treasure Islan, FL 33708                   Director                   contractors and engineers), Largo,
  (DOB 5/10/28)                                                         FL (1963-2000); Vice Chairman of
                                                                        IDEX Mutual Funds; Rear Admiral
                                                                        (Ret.) .S. Navy Reserve, Civil
                                                                        Engineer Corps.

                                                            NUMBER
                                                              OF
                                  TERM OF                 PORTFOLIOS
                                   OFFICE                     IN
                                    AND                     COMPLEX                                              OTHER
                                   LENGTH    POSITION(S)   OVERSEEN                                          DIRECTORSHIPS
                                  OF TIME     HELD WITH       BY              PRINCIPAL OCCUPATION(S)           HELD BY
NAME, AGE AND ADDRESS              SERVED       FUND       DIRECTOR             DURING PAST 5 YEARS            DIRECTOR
---------------------            ----------  -----------  -----------   -----------------------------------  -------------
Charles C. Harris                From 1986   Director         93        Trustee of IDEX Mutual Funds (March
                                 - present                              1994 - present)
Russell A. Kimball, Jr.          From 1986   Director         93        General Manager, Sheraton
  1160 Gulf Boulevard            to present                             Sand Key Resort (resort hotel),
  Clearwater Beach, FL 34630                                            Clearwater Beach, FL (1975 -
  (DOB 8/17/44)                                                         present).
William W. Short, Jr.            From 2000   Director         93        Trustee of IDEX Mutual Funds;
  12420 73rd Court               to present                             President & majority shareholder of
  Largo, FL 33773                                                       Shorts, Inc. (men's retail
  (DOB 2/25/36)                                                         apparel); Chairman of Southern
                                                                        Apparel Corporation, S.A.S. Apparel
                                                                        Corporation and S.A..C.
                                                                        Distributors (nationwide wholesale
                                                                        apparel distributors), Largo, FL.
Daniel Calabria                  From June,  Director         93        Trustee, IDEX Mutual Funds (1996 -
  7068 S. Shore Drive S.         2001 to                                present); Trustee (1993 - present)
  South Pasadena, FL 33707       present                                of the Florida Tax Free Funds
  (DOB 3/05/36)                                                         (mutual funds).
Janice B. Case                   From June,  Director         93        Trustee, IDEX Mutual Funds (March,
  205 Palm Island NW             2001 to                                2002 - present); Senior Vice
  Clearwater, Florida 33767      present                                President (1996 - 2000), Florida
  (DOB 9/27/52)                                                         Power Corporation, St. Petersburg,
                                                                        FL.
Leo J. Hill                      From June,  Director         55
                                 2001 -
                                 present

---------------

* May be deemed an "interested person" of the Fund as defined in the 1940 Act because of a material business relationship with the Fund.

COMMITTEES OF THE BOARD

The Fund has a standing Audit Committee consisting of all of the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940
Act) ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2001.

The Fund has a Nominating and Compensation Committee consisting of all the Independent Directors. The Nominating and Compensation Committee's function is to nominate and evaluate independent Director candidates and review the compensation arrangement for each of the Directors. The Nominating and Compensation Committee will not consider nominees recommended by Policyowners.
The Nominating and Compensation Committee held                meetings during
the fiscal year ended December 31, 2001.

The Fund has a Valuation Committee consisting of           ,           and
     , and such other officers of the Fund and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Mr.
     or Mr.           from time to time, each of whom shall serve at the
pleasure of the Board of Directors as members of the Valuation Committee. This committee determines the value of any of the Fund's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

DIRECTOR OWNERSHIP OF EQUITY SECURITIES

The Directors of the Fund did not beneficially own shares of any Portfolio of the Fund, except as set forth in the following table:

                                                                                    AGGREGATE DOLLAR RANGE OF
                                                                                    EQUITY SECURITIES IN ALL
                                                                                    PORTFOLIOS OVERSEEN OR TO
                                                           DOLLAR RANGE OF EQUITY    BE OVERSEEN BY DIRECTOR
                                                             SECURITIES IN THE       OR NOMINEE IN FAMILY OF
NAME OF DIRECTOR                                                PORTFOLIOS*           INVESTMENT COMPANIES
----------------                                           ----------------------   -------------------------
[NAME]

---------------

* As of December 31, 2001.

CONFLICTS OF INTEREST

The following table sets forth information about securities beneficially owned by each Independent Director or members of his or her immediate family representing interests in the Manager, Advisers or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" include the Director's spouse, children residing in the Director's household and dependents of the Director.

(1)                                             (2)          (3)          (4)             (5)          (6)
-----------------------------------------  -------------   -------   --------------   -----------   ----------
                                              NAME OF
                                            OWNERS AND
NAME OF DIRECTOR                           RELATIONSHIPS                               VALUE OF     PERCENT OF
OR NOMINEE                                  TO DIRECTOR    COMPANY   TITLE OF CLASS   SECURITIES*     CLASS
----------------                           -------------   -------   --------------   -----------   ----------
Peter R. Brown                                               N/A
Charles C. Harris                                            N/A
Russell A. Kimball, Jr.                                      N/A
William W. Short, Jr.                                        N/A
Daniel Calabria                                              N/A
Janice B. Case
Leo J. Hill

---------------

* As of December 31, 2001.

THE FUND'S OFFICERS

The Fund's principal officers, their ages and principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 570 Carillon Parkway, St. Petersburg, Florida 33716. No officer of the Fund receives any compensation paid by the Fund.

                                    POSITION(S)                              PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS             HELD WITH FUND                               DURING PAST 5 YEARS
---------------------   -----------------------------------   -----------------------------------------------------
Brian Scott (58)        President & Chief Executive Officer   President & Chief Executive Officer of IDEX Mutual
                                                              Funds (2002-present); President of Endeavor
                                                              Management Co. from June, 2001 to December 2001;
                                                              President since June, 2001, Director and Chief
                                                              Executive Officer since December, 2001 of
                                                              AEGON/Transamerica Fund Advisers, Inc.; Director,
                                                              President and Chief Executive Officer of Idex
                                                              Management, Inc.(2001-present); Director, Idex
                                                              Investor Services, Inc. (January, 2002-present);
                                                              Director, President & Chief Operating Officer of
                                                              AEGON/ Transamerica Fund Services, Inc. (January
                                                              2002-present); from June, 1992 to June, 2001, Chief
                                                              Marketing Officer of the Financial Markets Division
                                                              of AEGON Group.
John K. Carter          General Counsel, Vice President &     General Counsel, Vice President & Secretary of IDEX
                        Secretary                             Mutual Funds, AEGON/Transamerica Fund Advisers, Inc.,
                                                              Idex Investor Services, Inc.; AEGON/Transamerica Fund
                                                              Advisers, Inc. (1999-present); General Counsel, Vice
                                                              President, Compliance Officer and Secretary of Idex
                                                              Management, Inc. (2000-present); Vice President &
                                                              Counsel (June, 2000-present) Western Reserve Life
                                                              Assurance Co. of Ohio; Vice President & Counsel
                                                              (March 1997-May, 1999) of Salomon Smith Barney;
                                                              Assistant Vice President, Associate Corporate Counsel
                                                              and Trust Officer (September 1993-1997) of Franklin
                                                              Templeton Mutual Funds.
Thomas R. Moriarty      Executive Vice President, Treasurer
                        & Principal Financial Officer
William T. Davis        Vice President, Investment Manager
                        Oversight & Relations
Christopher Roetzer     Vice President & Principal
                        Accounting Officer

* The Plan became effective January 1, 1996.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to directors who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, or IDEX Mutual Funds to a disinterested Director or Trustee on a current basis for services rendered as director. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of IDEX Mutual Funds (without imposition of sales charge), as elected by the Director. As of April 1, 2002, the Directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's shares through ownership of policies and annuity contracts indirectly invested in the Fund. The Board of Directors has established an Audit Committee consisting of Messrs. Brown, Harris and Kimball.

THE INVESTMENT ADVISER

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund -- Investment Adviser" in the Prospectus.

AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") located at 570

Carillon Parkway, St. Petersburg, FL 33716, serves as the investment adviser to each portfolio of the Fund pursuant to an Investment Advisory Agreement dated January 1, 1997, as amended, with the Fund. The Investment Adviser is a direct, wholly-owned subsidiary of WRL, which is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company, which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

The Investment Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (portfolios that commenced operations prior to that date) (and on the date of commencement of operations of each portfolio subsequent to that date). The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).

While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the Investment Adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the Investment Adviser connected with investment management of the portfolios.

EACH PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of a portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, directors and shareholders; preparing and filing the post-effective amendment to the Fund's registration statement effecting registration of a portfolio and its shares under the 1940 Act and the 1933 Act and all other matters relating to the information and organization of a portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all Federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Fund pays to its Directors who are not "interested persons," as that phrase is defined in the 1940 Act, of the Fund or AEGON/ Transamerica Advisers; compensation of the Fund's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with Federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Fund; extraordinary expenses; and all other expenses properly payable by the Fund or the portfolios.

REIMBURSEMENT AGREEMENT. Effective May 1, 2000, the Investment Adviser entered into an agreement with the Fund on behalf of, and pursuant to which, the Investment Adviser will be reimbursed for operating expenses paid on behalf of a portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2002, and automatically renews for one-year terms unless terminated by a 30 day written notice to the Fund.

SERVICE AGREEMENT. Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement ("Services Agreement") with AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Fund Services"), an affiliate of AEGON/Transamerica Fund Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. The Service Agreement was approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996. Under this Agreement, WRL Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

DISTRIBUTION AGREEMENT. Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the Distribution Plan, the Fund entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494. The Distribution Plan and related Agreement were approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 as amended by the Board March 29, 1999, and the Distribution Plan was approved by the shareholders of each portfolio of the Fund on December 16, 1996 (by all portfolios that had commenced operations on that date). AFSG is an affiliate of the Investment Adviser.

Under the Distribution Plan and Distribution Agreement, the Fund, on behalf of the portfolios, will reimburse AFSG after each calendar month for certain Fund distribution expenses incurred or paid by AFSG, provided that these expenses in the aggregate do not exceed 0.15%, on an annual basis, of the average daily net asset value of shares of each portfolio.

Distribution expenses for which AFSG may be reimbursed under the Distribution Plan and Distribution Agreement include, but are not limited to, expenses of printing and distributing the Fund's prospectus and statement of additional information to potential investors; developing and preparing Fund advertisements; sales literature and other promotional materials; holding seminars and sales meetings designed to promote distribution of Fund shares; the development of consumer-oriented sales materials describing and/or relating to the Fund; and expenses attributable to "distribution-related services" provided to the Fund, which include such things as salaries and benefits, office expenses, equipment expenses, training costs, travel costs, printing costs, supply expenses, computer programming time, and data center expenses, each as they relate to the promotion of the sale of Fund shares.

AFSG submits to the Directors of the Fund for approval annual distribution budgets and quarterly reports of distribution expenses with respect to each portfolio. AFSG allocates to each portfolio distribution expenses specifically attributable to the distribution of shares of such portfolio. Distribution expenses not specifically attributable to the distribution of shares of a particular portfolio are allocated among the portfolios, based upon the ratio of net asset value of each portfolio to the net asset value of all portfolios, or such other factors as AFSG deems fair and are approved by the Fund's Board of Directors. AFSG has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any portfolio before April 30, 2002. Prior to AFSG seeking reimbursement of future expenses, Policyowners will be notified in advance.

BROKERAGE ENHANCEMENT PLAN. The Board of Directors of the Fund, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt, and shareholders approved at a Special Shareholders Meeting on May 29, 2001, a Brokerage Enhancement Plan for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the portfolios, will incur any additional fees or charges.

Under the Plan, the investment adviser is authorized to direct that the sub-adviser of each portfolio to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each sub-adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to AFSG. AFSG will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by AFSG will be used to finance activities principally intended to result in the sale of shares of the portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell policies or annuities; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the policies and contracts to the Fund; printing and mailing of Fund prospectuses, statements of additional information, and shareholder reports for prospective policyowners; and creating and mailing advertising and sales literature.

AFSG is obligated to use all of the portfolios to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan.

THE SUB-ADVISERS

Each Sub-Adviser serves, pursuant to each Sub-Advisory Agreement dated January 1, 1997, as amended. between AEGON/Transamerica Advisers and the respective Sub-Adviser, on behalf of each portfolio. The Sub-Advisory Agreements were approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940
Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (for portfolios that had commenced operations prior to that date) and on the commencement of operations date of each subsequent portfolio. The Sub-Advisory Agreements provide that they will continue in effect if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio and (b) by a majority of the Directors who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreements may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminate automatically in the event of their assignment (within the meaning of the 1940 Act) or termination of the Investment Advisory Agreement. The agreements may also be terminated under the term of an Exemptive Order granted by the SEC under section 6(c) of the 1940 Act from section 15(a) and rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser provides investment advisory assistance and portfolio management advice to the Investment Adviser for their respective portfolio(s). Subject to review by the Investment Adviser and the Board of Directors of the Fund, the Sub-Advisers are responsible for the actual management of their respective portfolio(s) and for making decisions to buy, sell or hold a particular security. Each Sub-Adviser bears all of its expenses in connection with the performance of its services under their Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the respective portfolio(s).

Each Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Advisers for the portfolios of the Fund are:

PERSONAL SECURITIES TRANSACTIONS

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Sub-Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for each Sub-Adviser. Each Sub-Adviser is also required to report to the Fund's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Fund.

ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement with AEGON/Transamerica Fund Services, Inc. (prior to May 1, 2001, WRL Investment Services, Inc.) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of AEGON/Transamerica Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. Under this Agreement, AEGON/ Transamerica Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by a portfolio's Sub-Adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

A Sub-Adviser may engage in a significant number of short-term transactions if such investing serves a portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policyowners.

In computing the portfolio turnover rate for a portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.

There are no fixed limitations regarding the portfolio turnover rates of the portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of each portfolio may be disposed of when they are no longer deemed suitable.

PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Directors of the Fund, each portfolio's Sub-Adviser is primarily responsible for placement of a portfolio's securities transactions. Shareholders approved a Brokerage Enhancement Plan for each portfolio of the Fund on May 29, 2001. (Please see the section entitled "Brokerage Enhancement Plan" in this SAI for Plan details.). In placing orders, it is the policy of a portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While each Sub-Adviser generally will seek reasonably competitive spreads or commissions, a portfolio will not necessarily be paying the lowest spread or commission available. A portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

Decisions as to the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by the Sub-Adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the Sub-Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Sub-Adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the Sub-Adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each Sub-Adviser in carrying out its responsibilities.

Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a Sub-Adviser. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A Sub-Adviser may use such research products and services in servicing other accounts in addition to the respective portfolio. If a Sub-Adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the Sub-Adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a Sub-Adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the Sub-Adviser. Conversely, such supplemental information obtained by the placement of business for a Sub-Adviser will be considered by and may be useful to the Sub-Adviser in carrying out its obligations to a portfolio.

When a portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the Sub-Adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which the Investment Adviser or Sub-Adviser serves as an adviser, or held by the Investment Adviser or Sub-Adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the Investment Adviser or Sub-Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser or a Sub-Adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio.

The Board of Directors of the Fund periodically reviews the brokerage placement practices of each Sub-Adviser on behalf of the portfolios, and reviews the prices and commissions, if any, paid by the portfolios to determine if they were reasonable.

The Board of Directors of the Fund has authorized the Sub-Advisers to consider sales of the policies and annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute portfolio transactions. In addition, the Sub-Advisers may occasionally place portfolio business with affiliated brokers of the Investment Adviser or a Sub-Adviser, including: InterSecurities, Inc., ("ISI") P.O. Box 5068, Clearwater, Florida 33758; Fred Alger & Company, Inc., One World Trade Center, Suite 9333, New York, New York 10038; M.J. Whitman, Inc.; M.J. Whitman Senior Debt Corp., 767 Third Avenue, New York, New York 10017-2023; Van Kampen Funds Inc., 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181, Dreyfus Brokerage Services, Inc., 401 North Maile Drive, Beverly Hills, CA 90210, Dreyfus Investment Services Corp., Union Trust Building, 501 Grant St., Pittsburgh, PA 15219 and AEGON USA Securities, Inc., P.O. Box 1449, Cedar Rapids, Iowa 52499. As stated above, any such placement of portfolio business will be subject to the ability of the broker-dealer to provide best execution and to the Conduct Rules of the National Association of Securities Dealers, Inc.

DETERMINATION OF OFFERING PRICE

Shares of the portfolios are currently sold only to the separate accounts to fund the benefits under the Policies and the annuity contracts. The portfolios may, in the future, offer their shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolios are sold and redeemed at their respective net asset values as described in the prospectus.

NET ASSET VALUATION

As stated in the prospectus, the net asset value of the portfolios' shares is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern
Time) on each day the Exchange is open. (Currently the Exchange is closed on New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The per share net asset value of a portfolio is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities listed on the national securities exchanges and traded on the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the Exchange. Other securities for which quotations are not readily available are valued at fair values as determined in good faith by a portfolio's Investment Adviser under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Values of gold bullion held by a portfolio are based upon daily quotes provided by banks or brokers dealing in such commodities.

PERFORMANCE INFORMATION

The Prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

TOTAL RETURN

Total return quotations for each of the portfolios are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:

                                 P (1+T)n = ERV

Where:    P =  a hypothetical initial payment
               of $1,000
          T =  average annual total return
          n =  number of years
        ERV =  ending redeemable value (at
               the end of the applicable
               period of a hypothetical
               $1,000 payment made at the
               beginning of the applicable
               period)

The total return quotation calculations for a portfolio reflect the deduction of a proportionate share of the portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Series Life Account or the Series Annuity Account or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the portfolios appears in the prospectus.

YIELD QUOTATIONS

The yield quotations for a portfolio (for money market portfolios, see "Yield Quotations -- Money Market Portfolios", below) are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:

     YIELD = 2 [a-b (+ 1) 6 - 1]
                               cd

Where:  a =  dividends and interest earned during
             the period by the portfolio
        b =  expenses accrued for the period (net
             of reimbursement)
        c =  the average daily number of shares
             outstanding during the period that
             were entitled to receive dividends
        d =  the maximum offering price per share
             on the last day of the period

YIELD QUOTATIONS -- MONEY MARKET PORTFOLIOS

From time to time each money market portfolio may quote its yield in reports or other communications to policyholders or in advertising material. Yield quotations are expressed in annualized terms and reflect dividends of a portfolio declared and reinvested daily based upon the net investment income earned by a portfolio each day. The portfolio's yields fluctuate and the yield on any day for any past period is not an indication as to future yields on any investment in the portfolio's shares. Future yields are not guaranteed.


Yield is computed in accordance with a standardized method required by the SEC. The current yield for the money market portfolios is an annualization, without compounding, of the portfolio rate of return, and is computed by determining the net change in the value of a hypothetical pre-existing account in the portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (I.E., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original shares and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The money market portfolios may also calculate the compound effective annualized yields by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7, and subtracting.


The yield quotations for the money market portfolios do not take into consideration any deductions imposed by the Series Life Account or the Series Annuity Account.

Yield information is useful in reviewing money market's performance in seeking to meet its investment objective, but, because yields fluctuate, such information cannot necessarily be used to compare an investment in shares of the portfolio with bank deposits, savings accounts and similar investment alternatives, which often provide an agreed or guaranteed fixed yield for a stated period of time. Also, the portfolio's yields cannot always be compared with yields determined by different methods used by other funds. It should be emphasized that yield is a function of the kind and quality of the instruments in the money market, portfolio maturity and operating expenses.

TAXES

Shares of the portfolios are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.

Each portfolio has either qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its Policyowners for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following:
(1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. If each portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each portfolio should have little or no income taxable to it under the Code.

As noted in the prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Fund's available earnings and profits. Owners of variable life insurance and annuity contracts which have invested in such a portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

FOREIGN INVESTMENTS -- portfolios investing in foreign securities or currencies (which may include [list portfolios so authorized] may be required to pay withholding, income or other taxes to foreign governments or U.S. possession. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of Policies and Annuity Contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Dividends and interest received by each portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Under certain circumstances, a portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a portfolio's investment company taxable income and, accordingly, will not be taxable to the portfolio to the extent that income is distributed to its shareholders. If a portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligations, the portfolio will be required to include in income each year its pro rata share of the qualified electing fund's annual net ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the portfolio; those amounts would be subject to the Distribution Requirement. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. A portfolio, however, may qualify for, and may make, an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the portfolio to foreign countries (which taxes relate primarily to investment income). The portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the portfolio's total assets at the close of the taxable year consists of securities in foreign corporations, and the portfolio satisfies applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code. In addition, another election is available that would involve marking to market a portfolio's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized although any such gains recognized will be ordinary income rather than capital gain. If this election were made, tax at the portfolio level under the PFIC rules would be eliminated, but a portfolio could, in limited circumstances, incur nondeductible interest charges. A portfolio's intention to qualify annually as a regulated investment company may limit a portfolio's selection with respect to PFIC stock.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the portfolios' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Policies and Annuity Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

CAPITAL STOCK OF THE FUND

As described in the Prospectus, the Fund offers a separate class of common stock for each portfolio. The Fund is currently comprised of 55 portfolios.

REGISTRATION STATEMENT

There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as part thereof.

FINANCIAL STATEMENTS

The audited financial statements for each portfolio of the Fund for the year ended December 31, 2001 and the report of the Fund's independent certified public accountants are included in the 2001 Annual Report, and are incorporated herein by reference to such report.

OTHER INFORMATION

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, serves as the Fund's independent certified public accountants. The Fund has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards generally accepted in the United States of America, the financial statements of each of the Fund's portfolios.

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Fund's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Fund and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

                      DESCRIPTION OF PORTFOLIO SECURITIES

The following is intended only as a supplement to the information contained in the Prospectus and should be read only in conjunction with the Prospectus. Terms defined in the Prospectus and not defined herein have the same meanings as those in the Prospectus.

1. CERTIFICATE OF DEPOSIT.* A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

2. EURODOLLAR CERTIFICATE OF DEPOSIT.* A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

3. FLOATING RATE NOTE.* A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but whose interest rate is reset every one to six months.

4. INVERSE FLOATING RATE SECURITIES.* Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

5. FLOATING RATE OBLIGATIONS.* Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

6. TIME DEPOSIT.* A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

7. BANKERS' ACCEPTANCE.* A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

8. VARIABLE AMOUNT MASTER DEMAND NOTE.* A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, a portfolio will consider the liquidity of the issuer through periodic credit analysis based upon publicly available information.

9. PREFERRED STOCKS. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stock from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

10. CONVERTIBLE SECURITIES. A portfolio may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities into which they are convertible, and the concomitant risk of loss from declines in those values.

11. COMMERCIAL PAPER.* Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

12. REPURCHASE AGREEMENT.* A repurchase agreement is an instrument under which a portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the portfolio, reflecting an agreed upon market rate of interest for the period from the time of a portfolio's purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A portfolio will only enter into repurchase agreements with underlying securities consisting of U.S. Government or government agency securities.

* SHORT-TERM SECURITIES. Certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While a portfolio may invest in repurchase agreements for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the SEC has taken the position that repurchase agreements of greater than seven days together with other illiquid investments should be limited to an amount not in excess of 15% of a portfolio's net assets.

Although repurchase transactions usually do not impose market risks on the purchaser, a portfolio would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, a portfolio may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, a portfolio could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by a portfolio upon liquidation of the securities may be limited.

13. REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement involves the sale of securities held by a portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. A portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transactions.

14. ASSET-BACKED SECURITIES. A portfolio may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. A portfolio will only purchase an asset-backed security if it is rated at least "A" by S&P or Moody's.

15. MORTGAGE-BACKED SECURITIES. A portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a portfolio may invest in them if it is determined they are consistent with the portfolio's investment objective and policies.

16. COLLATERALIZED MORTGAGE OBLIGATIONS. (CMOs) are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and interest rates.

17. STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created when the principal and interest payments of a mortgage-backed security are separated by a U.S. Government agency or a financial institution. The holder of the "principal-only" security receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security receives interest payments from the same underlying security.

The value of mortgage-backed securities may change due to changes in the market's perception of issuers. In addition, the mortgage securities market in general may be adversely affected by regulatory or tax changes. Non-governmental mortgage-backed securities may offer a higher yield than those issued by government entities but also may be subject to greater price change than government securities.

Like most mortgage securities, mortgage-backed securities are subject to prepayment risk. When prepayment occurs, unscheduled or early payments are made on the underlying mortgages, which may shorten the effective maturities of those securities and may lower their total return. Furthermore, the prices of stripped mortgage-backed securities can be significantly affected by changes in interest rates as well. As interest rates fall, prepayment rates tend to increase, which in turn tends to reduce prices of "interest-only" securities and increase prices of "principal-only" securities. Rising interest rates can have the opposite effect.

18. FINANCING CORPORATION SECURITIES. (FICOs) are debt obligations issued by the Financing Corporation. The Financing Corporation was originally created to recapitalize the Federal Savings and Loan Insurance Corporation (FSLIC) and now functions as a financing vehicle for the FSLIC Resolution Fund, which received substantially all of FSLIC's assets and liabilities.

19. U.S. GOVERNMENT SECURITIES. U.S. Government securities are securities issued by or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities have varying degrees of government backing. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency or instrumentality. For example, securities issued by the Financing Corporation are supported only by the credit of the Financing Corporation, and not by the U.S. Government. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality U.S. Government securities. Each portfolio, and its share price and yield, are not guaranteed by the U.S. Government.

20. ZERO COUPON BONDS.  Zero coupon bonds are created three ways:

     1) U.S. TREASURY STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financial Corporation (FICO) also can be stripped in this fashion.

     2) STRIPS are created when a dealer deposits a Treasury Security or a Federal agency security with a custodian for safe keeping and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. FICO bonds have been stripped in this fashion. The portfolios have been advised that the staff of the Division of Investment Management of the SEC does not consider such privately stripped obligations to be U.S. Government securities, as defined by the 1940 Act. Therefore, the portfolios will not treat such obligations as U.S. Government securities for purposes of the 65% portfolio composition ratio.

     3) ZERO COUPON BONDS can be issued directly by Federal agencies and instrumentalities, or by corporations. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between zero coupon bond's purchase price and its face value.

21. BOND WARRANTS. A warrant is a type of security that entitles the holder to buy a proportionate amount of a bond at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. Warrants generally trade in the open market and may be sold rather than exercised.

22. OBLIGATIONS OF SUPRANATIONAL ENTITIES. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

23. EQUIPMENT LEASE AND TRUST CERTIFICATES. A portfolio may invest in equipment lease and trust certificates, which are debt securities that are secured by direct or indirect interest in specified equipment or equipment leases (including, but not limited to, railroad rolling stock, planes, trucking or shipping fleets, or other personal property).

24. TRADE CLAIMS. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty.

                                   APPENDIX B

                     BRIEF EXPLANATION OF RATING CATEGORIES


                                BOND RATING   EXPLANATION
                                -----------   -----------
STANDARD & POOR'S CORPORATION   AAA           Highest rating; extremely strong capacity to pay
                                              principal and interest.
                                AA            High quality; very strong capacity to pay principal and
                                              interest.
                                A             Strong capacity to pay principal and interest; somewhat
                                              more susceptible to the adverse effects of changing
                                              circumstances and economic conditions.
                                BBB           Adequate capacity to pay principal and interest;
                                              normally exhibit adequate protection parameters, but
                                              adverse economic conditions or changing circumstances
                                              more likely to lead to a weakened capacity to pay
                                              principal and interest then for higher rated bonds.
                                BB, B, and    Predominantly speculative with respect to the issuer's
                                CC, CC, C     capacity to meet required interest and principal
                                              payments. BB -- lowest degree of speculation; C -- the
                                              highest degree of speculation. Quality and protective
                                              characteristics outweighed by large uncertainties or
                                              major risk exposure to adverse conditions.
                                D             In default.


PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                BOND RATING   EXPLANATION
                                -----------   -----------
MOODY'S INVESTORS SERVICE,      Aaa           Highest quality, smallest degree of investment risk.
  INC.
                                Aa            High quality; together with Aaa bonds, they compose the
                                              high-grade bond group.
                                A             Upper-medium grade obligations; many favorable
                                              investment attributes.
                                Baa           Medium-grade obligations; neither highly protected nor
                                              poorly secured. Interest and principal appear adequate
                                              for the present but certain protective elements may be
                                              lacking or may be unreliable over any great length of
                                              time.
                                Ba            More uncertain, with speculative elements. Protection
                                              of interest and principal payments not well safeguarded
                                              during good and bad times.
                                B             Lack characteristics of desirable investment;
                                              potentially low assurance of timely interest and
                                              principal payments or maintenance of other contract
                                              terms over time.
                                Caa           Poor standing, may be in default; elements of danger
                                              with respect to principal or interest payments.
                                Ca            Speculative in a high degree; could be in default or
                                              have other marked short-comings.
                                C             Lowest-rated; extremely poor prospects of ever
                                              attaining investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following: 1. An application for rating was not received or accepted. 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy. 3. There is lack of essential data pertaining to the issue or issuer. 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits

        List all exhibits filed as part of the Registration Statement.

       (a) 1.   (A) Articles of Incorporation of WRL Series Fund, Inc. (2)

                (B) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (C) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (D) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (E) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (F) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (G) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)

                (H) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (3)

                (I) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (3)

                (J) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc.  (4)

                (K) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (6)

                (L) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (7)

                (M) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (8)

                (N) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (10)

                (O) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (11)

                (P) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (13)

                (Q) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (14)

                (R) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (17)


                (S) Articles Supplementary to Articles of Incorporation of
                         AEGON/Transamerica Series Fund, Inc. (18)


       (b) Bylaws of AEGON/Transamerica Series Fund, Inc. (2)

       (c) Not applicable.

       (d) Investment Advisory Agreements

         (1) Investment Advisory Agreement on behalf of the Portfolios of the AEGON/Transamerica Series Fund, Inc. with
                  AEGON/Transamerica Fund Advisers, Inc. (8)

         (2) Sub-Advisory Agreement on behalf of Janus Growth and Janus Global of the Fund. (6)

         (3) Sub-Advisory Agreement on behalf of J.P. Morgan Money Market of the Fund. (8)

         (4) Sub-Advisory Agreement on behalf of VKAM Emerging Growth of the Fund. (8)

         (5) Sub-Advisory Agreement on behalf of LKCM Strategic Total Return of the Fund. (8)

         (6) Sub-Advisory Agreement on behalf of Federated Growth & Income of the Fund. (8)

         (7) Sub-Advisory Agreement on behalf of Alger Aggressive Growth of the Fund. (8)

         (8) Sub-Advisory Agreement on behalf of Dean Asset Allocation of the Fund. (8)

         (9) Sub-Advisory Agreement on behalf of C.A.S.E. Growth of the Fund. (8)

         (10) Sub-Advisory Agreement on behalf of GE International Equity of the Fund. (9)

         (11) Sub-Advisory Agreement on behalf of NWQ Value Equity of the Fund. (8)

         (12)     Sub-Advisory Agreement on behalf of GE U.S. Equity of the
                  Fund. (8)

         (13) Sub-Advisory Agreement on behalf of Third Avenue Value of the Fund.(8)

         (14) Sub-Advisory Agreement on behalf of AEGON Balanced of the Fund. (8)

         (15)     Sub-Advisory Agreement on behalf of AEGON Bond of the Fund.
                  (8)

         (16) Sub-Advisory Agreement on behalf of J. P. Morgan Real Estate Securities of the Fund. (8)

         (17) Form of Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap and T. Rowe Price Dividend Growth of the Fund. (8)

         (18) Form of Sub-Advisory Agreement on behalf of Goldman Sachs Small Cap and Goldman Sachs Growth of the Fund. (8)

         (19) Form of Sub-Advisory Agreement on behalf of Salomon All Cap of the Fund. (8)

         (20) Form of Sub-Advisory Agreement on behalf of Dreyfus Mid Cap of the Fund. (8)

         (21) Form of Sub-Advisory Agreement on behalf Pilgrim Baxter Growth of the Fund. (8)

         (22) Form of Sub-Advisory Agreement on behalf of Great Companies - America(sm) and Great Companies - Technology.(sm)(9)

         (23) Form of Sub-Advisory Agreement on behalf of Value Line Aggressive Growth.(9)

         (24) Form of Sub-Advisory Agreement on behalf of Great Companies Global(2). (11)

         (25) Form of Sub-Advisory Agreement on behalf of Gabelli Global Growth. (11)

         (26)     Form of Sub-Advisory Agreement on behalf of LKCM Capital
                  Growth.(13)

         (27) Form of Sub-Advisory Agreement on behalf of American Century Income & Growth and American Century International. (14)

         (28)     Form of Sub-Advisory Agreement on behalf of Munder Net50. (14)


         (29) Form of Sub-Advisory Agreement on behalf of Clarion Real Estate Securities (18)



         (30) Form of Sub-Advisory Agreement on behalf of Conservative Asset Allocation, Moderate Asset Allocation, Modately Aggressive Asset Allocation and Aggressive Asset Allocation (18)



         (31) Form of Sub-Advisory Agreements on behalf of PBHG/NWQ Large Cap Value Select (18)



         (32)     Form of Sub-Advisory Agreement on behalf of PIMCO Total Return
                  (18)



         (33) Form of Sub-Advisory Agreement on behalf of Transamerica Convertible Securities and Transamerica Money Market (18)



         (34) Form of Sub-Advisory Agreement on behalf of Van Kampen Money Market, Van Kampen Asset Allocation and Van Kampen Active International (18)



         (35) Form of Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income, T. Rowe Price Growth Stock (18)



         (36) Form of Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity, and Capital Guardian Global (18)



         (37)     Form of Sub-Advisory Agreement on behalf of Jennison Growth
                  (18)



         (38) Form of Sub-Advisory Agreement on behalf of Dreyfus Small Cap Value (18)



         (39) Form of Sub-Advisory Agreement on behalf of J.P. Morgan Enhanced Index (18)



         (40)     Form of Sub-Advisory Agreement on behalf of Janus Growth II
                  (18)



         (41)     Form of Sub-Advisory Agreement on behalf of MFS High Yield
                  (18)


         (42)     Form of Sub-Advisory Agreement on behalf of AEGON Bond. (18)

         (43) Form of Sub-Advisory Agreement on behalf of Protected Principal Stock. (18)

         (44) Form of Sub-Advisory Agreement on behalf of Transamerica Small Company, Transamerica Growth, Transamerica Money Market and Transamerica U.S. Government Securities. (18)

         (45)     Form of Sub-Advisory Agreement on behalf of PIMCO Total
                  Return. (18)

         (46) Form of Sub-Advisory Agreement on behalf of Van Kampen Money Market and Van Kampen Active International Allocation. (18)




         (42)     Form of Sub-Advisory Agreement on behalf of AEGON Bond. (18)

         (43) Form of Sub-Advisory Agreement on behalf of Protected Principal Stock. (18)

         (44) Form of Sub-Advisory Agreement on behalf of Transamerica Small Company, Transamerica Growth, Transamerica Money Market and Transamerica U.S. Government Securities. (18)

         (45)     Form of Sub-Advisory Agreement on behalf of PIMCO Total
                  Return. (18)

         (45) Form of Sub-Advisory Agreement on behalf of Van Kampen Money Market and Van Kampan Active International Allocation. (18)


       (e) Distribution Agreement. (8)

       (f) Director's Deferred Compensation Plan. (1)

       (g) Form of Custodian Agreement. (3)


       (h)(1)    Administrative Services and Transfer Agency Agreement. (3)




          (2) Form of Financial Guaranty Agreement between ATFA and Peoples Benefit Life Insurance Company. (18)



       (i) Opinion and consent of John K. Carter, Esq. as to legality of the securities being registered. (18)



       (j) Consent of PricewaterhouseCoopers LLP. (18)



       (k) Financials

              1. Financials of AEGON/Transamerica Fund Advisers, Inc. (18)

              2. Financials of Peoples Benefit Life Insurance Company (18)

       (l) Not applicable.

       (m) Plan of Distribution. (5)

       (n) Not applicable

       (o) Reserved

       (p) Code of Ethics

         (1)      AEGON/Transamerica Series Fund, Inc. (9)

         SUB-ADVISERS

         (2)      AEGON USA Investment Management, Inc. (9)

         (3)      Fred Alger Management, Inc. (9)

         (4)      C.A.S.E. Management, Inc. (9)

         (5)      Dean Investment Associates (9)

         (6)      Federated Investment Management Company (9)

         (7)      GE Asset Management Incorporated (9)

         (8)      Goldman Sachs Asset Management Inc. (9)

         (9)      Janus Capital Corporation (9)

         (10)     Luther King Capital Management Corporation (9)

         (11)     NWQ Investment Management Company, Inc. (9)

         (12)     Pilgrim Baxter & Associates, Ltd. (9)

         (13)     Salomon Brothers Asset Management Inc (9)

         (14)     Transamerica Investment Management, LLC (9)

         (15)     T. Rowe Price Associates, Inc. (9)

         (16)     Great Companies, L.L.C. (12)

         (17)     Van Kampen Asset Management, Inc. (10)

         (18)     EQSF Advisers, Inc. (10)

         (19)     The Dreyfus Corporation (10)

         (20)     Gabelli Funds, L.L.C. (12)

         (21)     American Century Capital Management, Inc. (16)

         (22)     Munder Capital Management (13)


         (23)     Clarion (18)



         (24)     Pacific Management Company LLC (18)



         (25)     One Group



         (26)     Gateway



         (27)     Morgan Stanley Asset Management


---------

(1) Previously filed with Post-Effective Amendment No. 23 to Form N-1A dated April 19, 1996 and incorporated herein by reference.

(2) Previously filed with Post-Effective Amendment No. 25 to Form N-1A dated October 17, 1996, and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 26 to Form N-1A dated December 26, 1996 and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997, and incorporated herein by reference.

(5) Previously filed with Post-Effective Amendment No. 29 to Form N-1A dated June 30, 1997, and incorporated herein by reference.

(6) Previously filed with Post-Effective Amendment No. 31 to Form N-1A dated October 16, 1997, and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 34 to Form N-1A dated April 22, 1998, and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 36 to Form N-1A dated April 27, 1999, and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 35 to Form N-1A dated February 28, 2000 (File No. 33-2659), and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 38 to Form N-1A dated April 28, 2000, and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 39 to Form N-1A dated June 16, 2000, and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000, and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000 (File No.33-2659), and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 43 to Form N-1A dated February 15, 2001, and incorporated herein by reference.

(15) Previously filed with Post-Effective Amendment No. 44 to Form N-1A dated April 11, 2001, and incorporated herein by reference.

(16) Previously filed with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734)


(17) Previously filed with Post-Effective Amendment No. 45 to Form N-1A dated May 1, 2001, and incorporated herein by reference.



(18)     To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with Registrant.

        Shares of the Registrant are sold and owned by the separate accounts established by Western Reserve Life Assurance Co. of Ohio ("Western Reserve") to fund benefits under certain flexible premium variable life insurance policies and variable annuity contracts issued by it. In addition, shares of the Common Stock of the Registrant are also sold to Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, all affiliates of Western Reserve, for their respective separate accounts.

Item 25. Indemnification.

Article VI of the By-Laws of AEGON/Transamerica Series Fund, Inc. provides in its entirety as follows:

         Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking, (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this
         Article VI.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         A. AEGON/Transamerica Fund Advisers, Inc.

         AEGON/Transamerica Fund Advisers. Inc. ("AEGON/Transamerica Advisers") is principally engaged in offering investment advisory services.

         The only businesses, professions, vocations or employments of a substantial nature of Messrs. Kenney, Vahl and Yaeger, directors of AEGON/Transamerica Advisers, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of AEGON/Transamerica Fund Advisers: Kim D. Day, Vice President and Treasurer, is Vice President, Fund Operations and Principal Accounting Officer of AEGON/Transamerica Series Fund, Inc., Assistant Vice President and Assistant Treasurer of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc.; William H. Geiger, Esq., Secretary, is Assistant Secretary of AEGON/Transamerica Fund Services, Inc., Senior Vice President, Secretary, General Counsel and Group Vice President - Compliance of Western Reserve, and Secretary of AEGON/Transamerica Fund Services, Inc.; and John K. Carter, Esq., Vice President, Assistant Secretary, Compliance Officer, and Counsel, is Vice President, Secretary and Counsel of AEGON/Transamerica Series Fund, Inc., Vice President and Counsel of Western Reserve, and Vice President, Assistant Secretary and Counsel of AEGON/Transamerica Series Fund, Inc.

         B. Janus Growth and Janus Global: Sub-Adviser - Janus Capital
         Corporation

         Janus Capital Corporation, the sub-adviser to Janus Growth and Janus Global of AEGON/Transamerica Serieses Fund, Inc. is majority-owned by Stillwell Financial Services.

         Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the IDEX Group and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series; Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.


         C. J. P. Enhanced Index: Sub-Adviser - J.P. Morgan Investment Management, Inc.


         J.P. Morgan Investment Management Inc., the sub-adviser to J. P. Morgan Enhanced Index, is a wholly-owned subsidiary of J.P. Morgan & Co., Inc. J.P. Morgan Investment Management Inc. provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

         The directors and principal officers of J.P. Morgan Investment Management Inc. are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Kenneth W. Anderson, Director and Managing Director; Keith M. Schappert, President, Chairman, Director and Managing Director; Jeff M. Garrity, Director and Managing Director; Isabel H. Sloane, Director and Managing Director; Gilbert Van Hassel, Director and Managing Director (J.P. Morgan Investment Management Inc., Akasaka Park Building, 2-20, Akasaka 5-chome, Minatoku, Tokyo, Japan); Hendrik Van Riel, Director and Managing Director (J.P. Morgan Investment Management Inc., 28 King Street, London, England SW1Y 6XA); John W. Schmidlin, Director (J.P. Morgan Investment Management Inc., 345 Park Avenue, New York, New York 10154).


         D. AEGON Bond Sub-Adviser - One Group
         Information to be filed by amendment.

         Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Daniel P. Fox, Vice President of AIMI; Robert A. Smedley, Vice President of AIMI; Ashok K. Chawla, Vice President of AIMI; Sarvjeev S. Sidhu, Vice President of AIMI; Mark J. Zinkula, Vice President of AIMI; James R. Landis, Vice President of AIMI; Craig M. Enright, Vice President of AIMI; Robert S. Jett III, Secretary of AIMI; Assistant Secretary of AUSA Life Insurance Company, Money Services, Inc. and AUSA Financial Markets, Inc.; and Counsel and Vice President of Investors Warranty of America, Inc.; Michael N. Meese, Assistant Vice President of AIMI; Mary T. Pech, Assistant Vice President of AIMI; Mark E. Dunn, Assistant Vice President of AIMI; Donna L. Heitzman, Assistant Vice President of AIMI; Karen H. Fleming, Assistant Vice President of AIMI; David Hopewell, Assistant Vice President of AIMI; M. Christina Galligan, Assistant Vice President of AIMI; and Brian E. Rolland, Treasurer of AIMI.



         E. Van Kampen Emerging Growth , Active International Allocation:
         Sub-Adviser: - Van Kampen Asset Management Inc.


         Van Kampen Asset Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are Richard F. Powers III, Chairman, Chief Executive Officer and Director of the sub-adviser, Van Kampen Investment Advisory Corp. ("VK Adviser") and Van Kampen; A. Thomas Smith III, Executive Vice President, General Counsel and a Director of the sub-adviser, the VK Adviser and Van Kampen; Michael H. Santo, Executive Vice President, Chief Administrative Officer and Director of the sub-adviser and the VK Adviser and Executive Vice President of Van Kampen; Stephen L. Boyd, Executive Vice President and Chief Investment Officer of the sub-adviser and the VK Adviser; and Peter W. Hegel, Executive Vice President and Chief Investment Officer - Fixed Income Investments of the sub-adviser and the VK Adviser. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of each of the executive officers of the sub-adviser is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555.

         F. LKCM Strategic Total Return: Sub-Adviser - Luther King Capital Management Corporation

         Luther King Capital Management Corporation, the Sub-Adviser to the LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

         Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul
         W. Greenwell; Robert M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.


         G. Federated Growth & Income: Sub-Adviser - Federated Investment Counseling

         Federated Investment Counseling, the sub-adviser to Federated Growth & Income, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

         The sub-adviser serves as investment adviser to a number of investment companies and private accounts.

         Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd; Trustee, Federated Fonds - Service GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee (President, Federated Investment Counseling and Federated Securities Corp.; Vice President, Federated Investors, Inc.); James F. Getz, Trustee (President, Federated Investors Trust Company and Federated Securities Corp., and Vice President, Federated Investors, Inc.); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company and Federated Shareholder Services Company; President, FII Holding, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779. The remaining officers of the sub-adviser are John B. Fisher, President; William D. Dawson III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda
         A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemachak, Sandra L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert
         J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer,
         G. Andrew Bonnewell, Michael W. Casey, Robert E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John
         W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Jeffrey A. Petro, Keith Sabol, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Leonardo A. Vila, Paige M. Wilhelm, Lori Wolf, George Wright, Vice Presidents; Catherine
         A. Arendas, Arminda Aviles, Nancy J. Beltz, James R. Crea. Jr., Karol
         M. Crummic, James H. Davis II, Paul S. Drotch, Salvatore A. Esposito, Donna M. Fabiano, Gary E. Falwell, John T. Gentry, Nikola A. Ivanov, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Joseph M. Natoli, Bob Nolte, Mary Kay Pavuk, John Quartarolo, Rae Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Tim Trebilcock, Michael R. Tucker, Steven J. Wagner, Richard Winkowski, Jr., Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

         H. Alger Aggressive Growth: Sub-Adviser - Fred Alger Management, Inc.

         Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

         Fred M. Alger III, serves as Chairman of the Board, David D. Alger serves as President and Director and Gregory S. Duch serves as Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance

         Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 1 World Trade Center, Suite 9333, New York, NY 10048. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.




         K. GE U.S. Equity - Sub-Adviser - GE Asset Management, Inc.



         GE Asset Management Incorporated ("GEAM") serves as sub-adviser for GE U.S. Equity . GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). The directors and executive officers of GEAM are John
         H. Myers, President and Director; Michael J. Cosgrove, Executive Vice President and Director; Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director; Ralph R. Layman, Executive Vice President and Director; John J. Walker, Executive Vice President, Chief Financial Officer and Director; and Geoffrey R. Norman, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEAM and its affiliates.



         L. : PBHG/NWQ Large Cap Value SelectCo -Sub-Adviser -NWQ Investment Management Company, Inc.



         NWQ Investment Management Company, Inc. ("NWQ") serves as co-sub-adviser for PBHG/NWQ Large Cap Value Select. NWQ is a Massachusetts corporation and is a wholly-owned subsidiary of United Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.


         The directors and officers of NWQ are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at NWQ's principal business address of 2049 Century Park East, 4th Floor, Los Angeles, CA 90067:
         David A. Polak, Chairman, Chief Investment Officer; Michael C. Mendez (Dec. 1999, Scottsdale, AZ), President; E. C. "Ted" Friedel, Jr., Managing Director; Kevin P. O' Brien (Boston), Director; Jon D. Bosse, Managing Director and Director Equity Research; James H. Galbreath (Denver), Managing Director; Mary-Gene Slaven, Secretary/Treasurer & Managing Director; Phyllis G. Thomas, Managing Director; Louis T. Chambers (Atlanta), Vice President; Justin T. Clifford, Managing Director; Jeffrey M. Cohen, Vice President; Ronald R. Halverson (Minneapolis, MN), Vice President; Thomas J. Laird, Managing Director; Martin Pollack, Vice President; Ronald R. Sternal (Minneapolis, MN), Vice President; John Severson (Albuquerque, NM), Vice President; and Darcy Gratz, Vice President.


         [See Pilgrim Baxter below]


         M. Third Avenue Value: Sub-Adviser - EQSF Advisers, Inc.

         EQSF Advisers, Inc. ("EQSF") serves as sub-adviser for Third Avenue Value. EQSF is a New York corporation and is controlled by Martin J. Whitman.

         The directors and officers of EQSF are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at EQSF's business address of 767 Third Avenue, New York, New York, 10017-2023. Martin J. Whitman, Chairman, Chief Executive Officer and President, is Chairman, Chief Executive Officer and President of Third Avenue Trust;

         Chairman, Chief Investment Officer and Chief Executive Officer of M.J. Whitman Advisers, Inc.; Chairman and Chief Executive Officer of M.J. Whitman, Inc. and Danielson Holding Corporation; Director of Nabors Industries, Inc.; and President and Chief Executive Officer of Martin
         J. Whitman & Co., Inc. David M. Barse, Director and Executive Vice President, is Executive Vice President of Third Avenue Trust; Director, President and Chief Operating Officer of M.J. Whitman Holding Corp., M.J. Whitman, Inc., M.J. Whitman Advisers, Inc. and Danielson Holding Corporation. Michael Carney, Treasurer and Chief Financial Officer, is Director, Treasurer and Chief Financial Officer of M.J. Whitman, Inc., M.J. Whitman Holding Corp. and M.J. Whitman Advisers, Inc.; and Chief Financial Officer of Danielson Holding Corporation and Third Avenue Trust. Kerri Weltz, Controller, is Assistant Treasurer and Controller of Third Avenue Trust; Controller of Danielson Holding Corp., Whitman Heffernan & Rhein Workout Fund II, L.P., Whitman Heffernan & Rhein Workout Fund II-A and WHR Management Corporation. Ian M. Kirschner, General Counsel and Secretary, is General Counsel and Secretary of Third Avenue Trust, Danielson Holding Corporation, M.J. Whitman Holding Corp., M.J. Whitman, Inc. and M.J. Whitman Advisers, Inc. Barbara Whitman, Director, is a Director of Third Avenue Trust and a Registered Representative of M.J. Whitman, Inc.

         N. Goldman Sach Growth: Sub-Adviser - Goldman Sachs Asset Management

         Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, NY 10005, serves as sub-adviser to Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

         O. Salomon All Cap: Sub-Adviser - Salomon Brothers Asset Management
         Inc.

         Salomon Brothers Asset Management Inc ("SaBAM"), , serves as sub-adviser to Salomon All Cap. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross S. Margolies, Heath B. McLendon and Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.


         P. T. Rowe Price Small Cap, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, and T. Rowe Price Growth Stock. Sub-Adviser - T. Rowe Price Associates, Inc.


         T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to T. Rowe Price Dividend Growth and T. Rowe Price Small Cap. James E. Halbkat, Jr., Director of
         T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25th Floor, Baltimore, MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne Marie Whittemore, Director of T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are

         Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry H. Hopkins, Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of
         T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of
         T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston
         G. Athey, Managing Director of T. Rowe; Brian W. H. Berghuis, Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of
         T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of
         T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice

         President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-International and
         T. Rowe Price Trust Company.



         Q. PBHG Mid Cap Growth and PBHG/NWQ Large Cap Value Select: Sub-Adviser
         - Pilgrim Baxter & Associates, Ltd.


         Pilgrim Baxter & Associates, Ltd., ("Pilgrim") , PA 19087, serves as sub-adviser to Pilgrim Baxter Mid Cap Growth. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary L. Pilgrim, Chief Investment Officer, President and Director; Director and President of Pilgrim Baxter Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and Pilgrim Baxter Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and Pilgrim Baxter Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

         Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.


         R. Dreyfus Mid Cap, and Dreyfus Small Cap Value: Sub-Adviser - The Dreyfus Corporation


         The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, serves as sub-adviser to Dreyfus Mid Cap. The officers are Burton Cook Borgelt, Director, also serving as Director of DeVlieg Bullard, Inc., Mellon Bank Corporation, Pittsburgh, PA, Mellon Bank, N.A., Pittsburgh, PA and Dentsply International, Inc., York, PA; Frank
         V. Cahouet, Director, also serving as Director, Chairman and CEO of Mellon Bank Corporation and Mellon Bank N.A., One Mellon Bank Center, Pittsburgh, PA; Stephen E. Canter, Director, Vice Chairman and Chief Investment Officer, also serving as Chairman, Director and President of Dreyfus Investment Advisors, Inc., and as Director of The Dreyfus Trust Company; Christopher M. Condron, Chief Executive Officer, Chief Operations Officer, President and Director; Mark N. Jacobs, Vice President and General Counsel; Lawrence S. Kash, Director and Vice Chairman, Distribution, also serving as Director of Dreyfus Investment Advisors, Inc.; Chairman and Chief Executive Officer of Dreyfus Brokerage Services, Inc.; Director and President of Dreyfus Service Corporation and Dreyfus Precious Metals, Inc.; and Director of Dreyfus Service Organization, Inc.; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer, also serving as Director and Chairman of Dreyfus Transfer, Inc., One American Express Plaza, Providence, RI 02903; Executive Vice President and Chief Financial Officer of Dreyfus Service Corporation; and Director and Treasurer of Dreyfus Investment Advisors, Inc. and Seven Six Seven Agency; William
         K. Smith, Chairman and Director, also serving as President and Director of The Bridgewater Land Co., Inc. and Mellon Preferred Capital Corporation, Boston, MA; and Director, Chairman, President and CEO of Shearson Summit Euromanagement, Inc. and Shearson Summit EuroPartners Inc., Pittsburgh, PA; Richard F. Syron, Director, also serving as Chairman and Chief Executive Officer of the American Stock Exchange, 86 Trinity Place, New York, NY; and Mandell L. Berman, Director, self-employed as a Real

         Estate Consultant, Residential Builder and Private Investor, Southfield, MI.

         S. Great Companies - Americasm, Great Companies - Futureysm and Great Companies - Future: Sub-Adviser - Great Companies, L.L.C.:

         Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771 serves as sub-adviser to Great Companies - Americasm, Great Companies - Futureysm, and Great Companies - Global2. John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of AEGON/Transamerica Fund Advisers, Inc., AEGON/Transamerica Fund Services, Inc., and AEGON/Transamerica Fund Services, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.


         T. Value Line Aggressive Growth: Sub-Adviser - Value Line, Inc.

         Value Line, Inc., 220 East 42nd Street, New York, NY, serves as sub-adviser to Value Line Aggressive Growth. The officers are David T. Henigson, Director, Vice President, Treasurer, Internal Auditor and Compliance Officer, also serving as Director and Vice President of Value Line Securities, Inc.; Jean Bernard Buttner, Chairman, CEO and President, also serving as Chairman, Director and CEO of Arnold Bernhard & Co.; Chairman, CEO and Director of Value Line Publishing, Inc.; and Chairman and Director of Value Line Securities, Inc.; Samuel Eisenstadt, Director, Chairman of Research and Sr. Vice President; Harold Bernard, Jr., Director; William S. Thomas, Esq., Director, also serving as an attorney at Brobeck, Phleger & Harrison, San Francisco, CA; and Howard A. Brecher, Secretary, Director and Vice President, also serving as Secretary and Director of Arnold Bernhard & Co., Inc. -

         U. Gabelli Global Growth: Sub-Adviser - Gabelli Funds, L.L.C.

         Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin,

         Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

         V. American Century Income & Growth and American Century International

         American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to American Century International and American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David C. Tucker is CLO and Senior Vice President; Robert C. Puff is President; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liason; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

         W. Munder Net50

         Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009, serves as sub-adviser to Munder Net50. James C. Robinson, Chief Executive Officer, also serves as Vice President of The Munder Funds, Portfolio Manager for World Asset Management, and Registered Representative for LPM Investment Services, Inc.; Michael Thomas Monahan is Chairman and President; Terry Harley Gardner, Vice President and Chief Financial Officer, also serves as Vice President and Chief Financial Officer of Munder Capital Management, Inc. and World Asset Management, LLC, Vice President and Treasurer of The Munder Funds; and Secretary to the Board of LPM Investment Services, Inc.; Peter Glidden Root, Vice President and Chief Investment Officer, is also a registered representative of LPM Investment Services, Inc; Leonard J. Barr II, Sr. VP & Director of Core Equity, also serves as Senior Vice President and Director of Research for Munder Capital Management, Inc., Vice President of The Munder Funds, and Director of LPM Investment Services, Inc.; and Geoffrey A. Wilson, Treasurer and Senior Portfolio Manager, is also a Registered Representative for LPM Investment Services, Inc.


X.       Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian
         Global: Sub-Adviser - Capital Guardian (Information to be filed by amendment)



Y. Clarion Real Estate Securities: Sub-Adviser - Clarion {Information to be filed by amendment)



Z. Jennison Growth: Sub-Adviser: Jennison Associates, LLC ("Jennison"), the sub-adviser to IDEX Jennison Equity Opportunity, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.



         The officers include Bradley L. Goldberg, Director and Executive Vice President; Joseph P. Ferrugio, Senior Vice President and Director; John
         H. Hobbs, Director, Chairmen, and Chief Executive Officer; Spiros Segalas, President, Director and Chief Investment Officer; Thomas F. Doyle (Waltham, MA), Executive Vice President and Director; Philip H.B. Moss, Executive Vice President and Director; Michael A. Del Balso, Executive Vice President, Director and Director of Research; Jonathan
         R. Longley (Waltham, MA), Director and Executive Vice President; Blair
         A. Boyer, Director and Executive Vice President; David Chan, Director and Senior Vice President; Kathleen A. McCarragher, Executive Vice President and Director; Peter H. Reinemann, Director and Senior Vice President; Jeffrey P. Siegel, Executive Vice President and Director; Cecelia M. Brancato, Senior

         Vice President and Director; Eric S. Philo, Senior Vice President, Director and Securities Analyst; Paul Lowenstein (Prudential Investments, Gateway Center 2, 4th Floor, 100 Mulberry Street, Newark, NJ 07102), Chief Administrative Officer, Prudential Investments; and Karen E. Kohler, Treasurer.



         The principal business address for all of the officers listed above, unless noted otherwise, is 466 Lexington Avenue, New York, NY 10017. Other business addresses are 1000 Winter Street, Waltham, MA 02111 and 15820 Glen Isle Way, Fort Myers, Florida 33912.



AA.      MFS High Yield: Sub-Adviser - (Information to be filed by amendment)



BB. BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid Cap Growth: Sub-Adviser - BlackRock Advisors, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as sub-adviser to BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid Cap Growth. Laurence D. Find, Chairman and CEO, also serves as Chairman and CEO of BlackRock, Inc. (New York, New York), BlackRock Financial Management, Inc., BlackRock (Japan) Inc. (New York, New York), BlackRock International, Ltd. (Edinbugh, Scotland), BlackRock Investments, Inc. (formerly Provident Advisers, Inc.) (NY,
         NY),and Chief Executive Officer of BlackRock Advisors, Inc., BlackRock Institutional Management Corporation (Wilmington, DE), and BlackRock Capital Management, Inc. (Wilmngton, DE), and as President, Treasurer and Trustee of BlackRock Funds, Inc. (NY, NY); Ralph L. Schlosstein, President and Director, also serves as President and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert S. Kapito, Vice Chairman and Director, also serves as Vice Chairman of BlackRock, Inc. and Vice Chairman and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert P. Connolly, Managing Director, General Counsel and Secretary, also serves as Managing Director, General Counsel and Secretary of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Paul L. Audet, Director, also serves and Chief Financial Officer and Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc. and as Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Keith T. Anderson, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; William J. Wykle, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Bennett W. Golub, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, and BlackRock Capital Management, Inc.; Laurence J. Carolan, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc. and as Managing Director of BlackRock, Inc.; Kevin M. Klingert, Managing Director and Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and Managing Director of BlackRock, Inc.; James P. Moran, Managing Director & Director, also serves as Managing Director & Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and BlackRock Investments, Inc. and as Managing Director of BlackRock, Inc.; and Thomas H. Nevin, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc., and as Managing Director of BlackRock, Inc.



CC. PIMCO Total Return: Sub-Adviser - Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660, serves as sub-adviser to IDEX PIMCO Total Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President,

         PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO
         Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael
         G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing

         Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds:
         Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary,

         StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc. Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds:
         Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee
         R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds: Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice

         President, PIMCO and PIMCO Management, Inc.

         DD. Transamerica Growth, Transamerica Global, Transamerica Money
             Market, Transamerica Value Balanced, Transamerica Convertible Securities and Transamerica Small Company: Sub-Adviser:
             Transamerica Investment Management, LLC., 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 serves as sub-adviser to IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Transamerica Convertible Securities, IDEX Transamerica Value Balanced, IDEX Transamerica Protected Principal and IDEX Transamerica Money Market. The officers are Thomas J. Cusack, Director; and Senior Vice President to Transamerica Corporation, San Francisco, CA; Richard H. Finn, Director; and Executive vice President of Transamerica Corporation, San Francisco, CA; Edgar H. Grubb, Director; and Senior Vice President of Transamerica Corporation, San Francisco, CA; Frank C. Herringer, Director; and Chairman of the Board, President and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richard N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President; and Susan A. Silbert, Senior Vice President.

Item 27. Principal Underwriter

         (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Fund. AFSG currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

         (b)      Directors and Officers of AFSG:

    (1)                                         (2)                               (3)
Name and Principal                      Position and Offices                 Position and Offices
Business Address                         with Underwriter                    with Registrant
----------------                         ----------------                    --------------------

Larry N. Norman          (1)            Director and President                N/A

Anne M. Spaes            (1)            Director and Vice President           N/A

Lisa Wachendorf          (1)            Vice President
                                        And Chief Compliance Officer          N/A

John K. Carter           (2)            Vice President                        Vice President, Secretary
                                                                              and Counsel

Christopher G. Roetzer   (2)            Vice President                        N/A

William G. Cummings      (2)            Vice President                        N/A

Frank A. Camp            (1)            Secretary                             N/A

Priscilla I. Hechler     (2)            Assistant Vice President and          N/A
                                        Assistant Secretary

Thomas E. Pierpan        (2)            Assistant Secretary                   Assistant Secretary
                                        and Assistant Vice President          and Assistant Vice President

Linda Gilmer             (1)            Controller and Treasurer              N/A

Thomas R. Moriarty       (2)            Vice President                        N/A

Darin D. Smith           (1)            Vice President & Assistant            N/A
                                        Secretary

Teresa L. Stolba         (1)            Assistant Compliance Officer          N/A

Emily Bates              (1)            Assistant Treasurer                   N/A

Clifton W. Flenniken     (1)            Assistant Treasurer                   N/A


--------------------------------------

(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)      570 Carillon Parkway, St. Petersburg, FL 33716-1202

Item 28. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg. Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29. Management Services.

         Not applicable

Item 30. Undertakings.

         Not applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WRL Series Fund, Inc., has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 14th day of February 2002.


                                                 By:  /s/ John R. Kenney
                                                    ------------------------
                                                      John R. Kenney
                                                      Chairman of the Board
                                                      and President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature and Title                                                               Date
-------------------                                                               ----

 /s/ John R. Kenney                                                          February 12, 2002
-----------------------------------------
Chairman of the Board and President
John R. Kenney

 /s/ Patrick S. Baird                                                        February 12, 2002
-----------------------------------------
Executive Vice President and Director
Patrick S. Baird

 /s/ Peter R. Brown                                                          February 12, 2002
-----------------------------------------
Director - Peter R. Brown *

 /s/ Charles C. Harris                                                       February 12, 2002
-----------------------------------------
Director - Charles C. Harris*

 /s/ Russell A. Kimball, Jr.                                                 February 12, 2002
-----------------------------------------
Director - Russell A. Kimball, Jr. *

 /s/ William W. Short, Jr.                                                   February 12, 2002
-----------------------------------------
William W. Short, Jr.

 /s/Thomas R. Moriarty                                                       February 12, 2002
-----------------------------------------
Treasurer and Principal Financial Officer
Thomas R. Moriarty

 /s/ Christopher G. Roetzer                                                   February 12, 2002
-----------------------------------------
Vice President and
Principal Accounting Officer
Christopher G. Roetzer

                                                                              February 12, 2002
-----------------------------------------
Director - Leo Hill

                                                                              February 12, 2002
-----------------------------------------
Director - Janice Case

                                                                              February 12, 2002
-----------------------------------------
Director - Daniel Calabria

/s/ John K. Carter
-----------------------------------------
* Signed by John K. Carter
  as Attorney-in-fact

                             WASHINGTON, D.C. 20549
                       SECURITIES AND EXCHANGE COMMISSION

                               EXHIBITS FILED WITH

                       POST-EFFECTIVE AMENDMENT NO. 46 TO

                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                             REGISTRATION NO. 33-507

                                  Exhibit Index

Exhibit                                                           Description
  No.                                                              of Exhibit
-------                                                           -----------


         The respective exhibits will be filed by amendment.